UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21180

Name of Fund: BlackRock Insured Municipal Income Investment Trust (BAF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Insured Municipal Income Investment Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2009

Date of reporting period: 02/28/2009

Item 1 –	Report to Stockholders

EQUITIES  FIXED INCOME  REAL ESTATE   LIQUIDITY  ALTERNATIVES  BLACKROCK SOLUTIONS

Semi-Annual Report FEBRUARY 28, 2009 | (UNAUDITED)

BlackRock Insured Municipal Income Trust (BYM)
BlackRock Insured Municipal Income Investment Trust (BAF)
BlackRock Municipal Bond Trust (BBK)
BlackRock Municipal Bond Investment Trust (BIE)
BlackRock Municipal Income Trust II (BLE)
BlackRock MuniHoldings Insured Investment Fund (MFL)
BlackRock MuniVest Fund, Inc. (MVF)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

2	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

A Letter to Shareholders

Dear Shareholder

The present time may well be remembered as one of the most tumultuous periods in financial market history. Over the past year, the housing market collapse and the ensuing credit crisis swelled into an all-out global financial market meltdown, featuring the collapse of storied financial firms, volatile swings in the world’s financial markets and monumental government actions, including the recent passage of the nearly $800 billion American Recovery and Reinvestment Act of 2009.

The US economy appeared somewhat resilient through the first few months of 2008 before becoming mired in the worst recession in decades. The economic data was dire across the board, but worse was the intensifying pace of deterioration in consumer spending, employment, manufacturing and other key indicators. US gross domestic product (GDP) contracted at an annual rate of 6.3% in the 2008 fourth quarter — substantially below forecast and the worst reading since 1982. The Federal Reserve Board (the “Fed”) took forceful action to revive the global economy and financial system. In addition to slashing the federal funds target rate from 3% to a record low range of 0% to 0.25%, the central bank provided enormous cash injections and significantly expanded its balance sheet via various lending and acquisition programs.

Against this backdrop, US equities contended with relentless market volatility, and the sentiment turned decisively negative toward period end. Declines were significant and broad based, with little divergence among the returns for large and small cap stocks. Non-US stocks were not spared either, as the credit crisis revealed itself to be global in nature and economic activity slowed dramatically.

Risk aversion remained the dominant theme in fixed income markets, leading the Treasury sector to top all other asset classes. The high yield market was particularly hard hit in this environment, as economic turmoil, combined with frozen credit markets and substantial technical pressures, took a heavy toll. Meanwhile, tax-exempt issues posted positive returns for the period, but the sector was not without significant challenges, including a shortage of market participants, lack of liquidity, difficult funding environment and backlog of new-issue supply.

In all, investors continued to gravitate toward relative safety, as evidenced in the six- and 12-month returns of the major benchmark indexes:

Total Returns as of February 28, 2009	6-month	12-month

US equities (S&P 500 Index)	(41.82)%	(43.32)%

Small cap US equities (Russell 2000 Index)	(46.91)	(42.38)

International equities (MSCI Europe, Australasia, Far East Index)	(44.58)	(50.22)

US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	8.52	8.09

Taxable fixed income (Barclays Capital US Aggregate Bond Index*)	1.88	2.06

Tax-exempt fixed income (Barclays Capital Municipal Bond Index*)	0.05	5.18

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index*)	(21.50)	(20.92)

*	Formerly a Lehman Brothers index.

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. We thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Trust Summary as of February 28, 2009	BlackRock Insured Municipal Income Trust

Investment Objective

BlackRock Insured Municipal Income Trust (BYM) (the “Trust”) seeks to provide high current income exempt from regular federal income taxes. The Trust will invest at least 80% of its total assets in municipal obligations that are insured as to the timely payment of both principal and interest.

Performance

For the six months ended February 28, 2009, the Trust returned (9.87)% based on market price and (6.71)% based on net asset value (“NAV”). For the same period, the closed-end Lipper Insured Municipal Debt Funds (Leveraged) category posted an average return of (4.33)% on a market price basis and (5.63)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The Trust benefited from its above-average yield, but performance was negatively influenced by two factors. First, the Trust’s higher-than-average exposure to the longer end of the yield curve hampered performance, as rates increased (and prices correspondingly fell) at the longer end of the yield curve and declined at the shorter end. Also detracting from results was the Trust’s higher-than-average exposure to monoline insurers with weaker underlying credits. These issues underperformed as their insurance value fell and reflected their underlying credit quality during a period of widening credit spreads across the municipal market. Trust management worked to upgrade credit quality and sell weaker credits during this volatile and illiquid performance period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BYM
Initial Offering Date	October 31, 2002
Yield on Closing Market Price as of February 28, 2009 ($11.50)[1]	6.37%
Tax Equivalent Yield[2]	9.80%
Current Monthly Distribution per Common Share[3]	$0.061
Current Annualized Distribution per Common Share[3]	$0.732
Leverage as of February 28, 2009[4]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution is not constant and is subject to change.

[4]

Represents Auction Market Preferred Shares (“Preferred Shares”) and tender option bond trusts (“TOBs”) as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques used by the Trust, please see The Benefits and Risks of Leveraging on page 11.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/09	8/31/08	Change	High	Low

Market Price	$11.50	$13.19	(12.81)%	$13.37	$7.82
Net Asset Value	$12.67	$14.04	(9.76)%	$14.21	$10.32

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	2/28/09	8/31/08

Utilities	30%	28%
Transportation	24	24
County/City/Special District/School District	17	16
State	12	14
Tobacco	7	6
Health	6	6
Education	3	5
Housing	1	—
Corporate	—	1

Credit Quality Allocations[5]

	2/28/09	8/31/08

AAA/Aaa	60%	58%
AA/Aa	27	34
A/A	11	5
BBB/Baa	2	3

[5]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors Service (“Moody’s”) ratings.

4	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Trust Summary as of February 28, 2009	BlackRock Insured Municipal Income Investment Trust

Investment Objective

BlackRock Insured Municipal Income Investment Trust (BAF) (the “Trust”) seeks to provide current income exempt from regular federal income taxes, including the alternative minimum tax and Florida intangible personal property tax. The Trust will invest at least 80% of its total assets in municipal obligations that are insured as to the timely payment of both principal and interest.

Effective September 16, 2008, BlackRock Florida Insured Municipal Income Trust was renamed BlackRock Insured Municipal Income Investment Trust.

Performance

For the six months ended February 28, 2009, the Trust returned (9.48)% based on market price and (5.36)% based on NAV. For the same period, the closed-end Lipper Insured Municipal Debt Funds (Leveraged) category posted an average return of (4.33)% on a market price basis and (5.63)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. Sector allocation was a primary factor in the Trust’s performance during the period. The Trust was overweight in pre-refunded securities in the 1- to 5-year maturity range, which enhanced performance as the yield curve steepened. The Trust’s slight underweight position in the housing sector also aided performance. Spread products, such as housing, underperformed significantly over the period, as the economic downturn continued to put more stress on the fundamental credit quality for these sectors.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BAF
Initial Offering Date	October 31, 2002
Yield on Closing Market Price as of February 28, 2009 ($10.87)[1]	6.40%
Tax Equivalent Yield[2]	9.85%
Current Monthly Distribution per Common Share[3]	$0.058
Current Annualized Distribution per Common Share[3]	$0.696
Leverage as of February 28, 2009[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution is not constant and is subject to change.

[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques used by the Trust, please see The Benefits and Risks of Leveraging on page 11.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/09	8/31/08	Change	High	Low

Market Price	$10.87	$12.42	(12.48)%	$12.55	$6.70
Net Asset Value	$13.02	$14.23	(8.50)%	$14.37	$10.77

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	2/28/09	8/31/08

County/City/Special District/School District	50%	56%
Utilities	23	16
Health	12	10
State	7	8
Transportation	7	2
Education	1	8

Credit Quality Allocations[5]

	2/28/09	8/31/08

AAA/Aaa	39%	41%
AA/Aa	47	48
A/A	11	2
Not Rated	3	9 [6]

[5]	Using the higher of S&P’s or Moody’s ratings.

[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of August 31, 2008, the market value of these securities was $7,387,462, representing 4% of the Trust’s long-term investments.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	5

Trust Summary as of February 28, 2009	BlackRock Municipal Bond Trust

Investment Objective

BlackRock Municipal Bond Trust (BBK) (the “Trust”) seeks to provide current income exempt from regular federal income taxes. Under normal market conditions, the Trust will invest at least 80% of its total assets in municipal bonds that are investment grade quality, or determined by the Advisor to be of equivalent credit quality at time of purchase. The Trust may invest up to 20% of its total assets in municipal bonds that are rated, at the time of investment, Ba/BB or B by Moody’s, S&P or Fitch or that are unrated but judged to be of comparable quality by BlackRock.

Performance

For the six months ended February 28, 2009, the Trust returned (17.00)% based on market price and (13.84)% based on NAV. For the same period, the closed-end Lipper General Municipal Debt Funds (Leveraged) category posted an average return of (13.51)% on a market price basis and (12.24)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The Trust’s above-average distribution rate benefited performance over the period. Conversely, an underweight in tax-backed credits and overweights in health care and corporate credits detracted from results. Also hurting performance was the Trust’s exposure to longer-dated securities, which proved more volatile as risk spreads increased and the municipal yield curve steepened. This positioning proved beneficial during the latter half of the period, however, as the selling pressure in municipals abated and the absolute yield levels attracted strong retail demand. Though the demand drove yields to their lows for the period, which helped the long end of the curve, it did not fully erase the damage of the credit spread widening. Portfolio turnover was very low through the end of 2008, but increased in the new year as new issues offered compelling opportunities to add credits and yield.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BBK
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 28, 2009 ($11.07)[1]	7.86%
Tax Equivalent Yield[2]	12.09%
Current Monthly Distribution per Common Share[3]	$0.0725
Current Annualized Distribution per Common Share[3]	$0.8700
Leverage as of February 28, 2009[4]	42%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution is not constant and is subject to change.

[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques used by the Trust, please see The Benefits and Risks of Leveraging on page 11.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/09	8/31/08	Change	High	Low

Market Price	$11.07	$13.89	(20.30)%	$14.00	$6.97
Net Asset Value	$11.55	$13.96	(17.26)%	$14.17	$9.40

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	2/28/09	8/31/08

Health	29%	26%
Housing	17	14
County/City/Special District/School District	14	13
Utilities	10	11
State	8	6
Corporate	8	9
Transportation	7	10
Education	5	8
Tobacco	2	3

Credit Quality Allocations[5]

	2/28/09	8/31/08

AAA/Aaa	30%	24%
AA/Aa	24	27
A	23	21
BBB/Baa	10	14
BB/Ba	3	4
B	2	2
CCC/Caa	—	1
Not Rated[6]	8	7

[5]	Using the higher of S&P’s or Moody’s ratings.

[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2009 and August 31, 2008, the market value of these securities was $2,931,510 representing 1% and $3,883,176 representing 2%, respectively, of the Trust’s long-term investments.

6	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Trust Summary as of February 28, 2009	BlackRock Municipal Bond Investment Trust

Investment Objective

BlackRock Municipal Bond Investment Trust (BIE) (the “Trust”) seeks to provide current income exempt from regular federal income taxes and Florida intangible personal property tax. Under normal market conditions, the Trust will invest at least 80% of its total assets in municipal bonds that are investment grade quality, or determined by the Advisor to be of equivalent credit quality at time of purchase. The Trust may invest up to 20% of its total assets in municipal bonds that are rated, at the time of investment, Ba/BB or B by Moody’s, S&P or Fitch or that are unrated but judged to be of comparable quality by BlackRock.

Effective September 16, 2008, BlackRock Florida Municipal Bond Trust was renamed BlackRock Municipal Bond Investment Trust.

Performance

For the six months ended February 28, 2009, the Trust returned (19.76)% based on market price and (9.89)% based on NAV. For the same period, the closed-end Lipper General Municipal Debt Funds (Leveraged) category posted an average return of (13.51)% on a market price basis and (12.24)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. Sector allocation was a primary factor in the Trust’s performance during the period. The Trust was significantly overweight in pre-refunded securities in the 1- to 5-year maturity range, which enhanced performance as the yield curve steepened. A slight underweight position in health care also aided performance. Spread products, such as health care, underperformed significantly over the period, as the economic downturn continued to put more stress on the fundamental credit quality for these sectors.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BIE
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 28, 2009 ($11.03)[1]	7.49%
Tax Equivalent Yield[2]	11.52%
Current Monthly Distribution per Common Share[3]	$0.0688
Current Annualized Distribution per Common Share[3]	$0.8256
Leverage as of February 28, 2009[4]	40%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution is not constant and is subject to change.

[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques used by the Trust, please see The Benefits and Risks of Leveraging on page 11.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/09	8/31/08	Change	High	Low

Market Price	$11.03	$14.28	(22.76)%	$14.35	$8.00
Net Asset Value	$12.89	$14.86	(13.26)%	$15.02	$11.17

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	2/28/09	8/31/08

Health	27%	35%
County/City/Special District/School District	26	31
Utilities	20	12
Transportation	10	7
Education	8	9
Housing	5	6
State	4	—

Credit Quality Allocations[5]

	2/28/09	8/31/08

AAA/Aaa	27%	25%
AA/Aa	41	32
A	20	12
BBB/Baa	—	7
BB/Ba	1	2
Not Rated[6]	11	22

[5]	Using the higher of S&P’s or Moody’s ratings.

[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2009 and August 31, 2008, the market value of these securities was $2,590,933 representing 4% and $6,398,306 representing 8%, respectively, of the Trust’s long-term investments.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	7

Trust Summary as of February 28, 2009	BlackRock Municipal Income Trust II

Investment Objective

BlackRock Municipal Income Trust II (BLE) (the “Trust”) seeks to provide high current income exempt from regular federal income taxes. Under normal market conditions, the Trust will invest at least 80% of its total assets in municipal bonds that are investment grade quality, or determined by the Advisor to be of equivalent credit quality at time of purchase. The Trust may invest up to 20% of its total assets in municipal bonds that are rated, at the time of investment, Ba/BB or B by Moody’s, S&P or Fitch or that are unrated but judged to be of comparable quality by BlackRock.

Performance

For the six months ended February 28, 2009, the Trust returned (18.42)% based on market price and (16.88)% based on NAV. For the same period, the closed-end Lipper General Municipal Debt Funds (Leveraged) category posted an average return of (13.51)% on a market price basis and (12.24)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The Trust’s negative performance resulted primarily from an above-market exposure to lower-quality bonds, which underperformed as credit spreads widened, as well as an emphasis on long-dated bonds that underperformed as the yield curve steepened over the six months. The Trust’s distribution yield remains competitive in relation to its peers. In expectation of a more favorable environment for municipal credit spreads, we do not anticipate any significant changes in portfolio composition in the near term.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on American Stock Exchange	BLE
Initial Offering Date	July 30, 2002
Yield on Closing Market Price as of February 28, 2009 ($10.40)[1]	7.62%
Tax Equivalent Yield[2]	11.72%
Current Monthly Distribution per Common Share[3]	$0.066
Current Annualized Distribution per Common Share[3]	$0.792
Leverage as of February 28, 2009[4]	43%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution is not constant and is subject to change.

[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques used by the Trust, please see The Benefits and Risks of Leveraging on page 11.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/09	8/31/08	Change	High	Low

Market Price	$10.40	$13.27	(21.63)%	$13.44	$6.84
Net Asset Value	$10.86	$13.60	(20.15)%	$13.80	$9.00

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	2/28/09	8/31/08

Health	26%	26%
Transportation	13	14
Corporate	12	12
Education	11	10
State	10	10
Utilities	9	13
Housing	9	5
County/City/Special District/School District	7	6
Tobacco	3	4

Credit Quality Allocations[5]

	2/28/09	8/31/08

AAA/Aaa	23%	24%
AA/Aa	19	29
A	23	13
BBB/Baa	16	17
BB/Ba	3	3
B	4	4
CCC/Caa	2	1
Not Rated[6]	10	9

[5]	Using the higher of S&P’s or Moody’s ratings.

[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2009 and August 31, 2008, the market value of these securities was $11,424,143 representing 3% and $18,784,767 representing 4%, respectively, of the Trust’s long-term investments.

8	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Trust Summary as of February 28, 2009	BlackRock MuniHoldings Insured Investment Fund

Investment Objective

BlackRock MuniHoldings Insured Investment Fund (MFL) (the “Trust”) seeks to provide shareholders with current income exempt from federal income tax. The Trust also seeks to offer shareholders the opportunity to own shares, the value of which is exempt from Florida intangible personal property tax. Under normal circumstances, the Trust invests at least 80% of its assets in municipal bonds either (i) insured under an insurance policy purchased by the Trust or (ii) insured under an insurance policy obtained by the issuer of the municipal bond or any other party. Such municipal bonds will be insured by insurers or other entities with claims-paying abilities rated at least investment grade at time of purchase and the Trust may invest in municipal obligations regardless of geographic location.

Effective September 16, 2008, BlackRock MuniHoldings Florida Insured Fund was renamed BlackRock MuniHoldings Insured Investment Fund.

Performance

For the six months ended February 28, 2009, the Trust returned (6.50)% based on market price and (1.73)% based on NAV. For the same period, the closed-end Lipper Insured Municipal Debt Funds (Leveraged) category posted an average return of (4.33)% on a market price basis and (5.63)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. Sector allocation was a primary factor in the Trust’s performance during the period. The Trust was significantly overweight in pre-refunded securities in the 1- to 5-year maturity range, which enhanced performance as the yield curve steepened during the six months.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	MFL
Initial Offering Date	September 26, 1997
Yield on Closing Market Price as of February 28, 2009 ($10.49)[1]	6.35%
Tax Equivalent Yield[2]	9.77%
Current Monthly Distribution per Common Share[3]	$0.0555
Current Annualized Distribution per Common Share[3]	$0.6660
Leverage as of February 28, 2009[4]	40%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution is not constant and is subject to change.

[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques used by the Trust, please see The Benefits and Risks of Leveraging on page 11.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/09	8/31/08	Change	High	Low

Market Price	$10.49	$11.61	(9.65)%	$11.75	$6.72
Net Asset Value	$12.82	$13.50	(5.04)%	$13.66	$10.75

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	2/28/09	8/31/08

County/City/Special District/School District	27%	34%
Transportation	24	24
Utilities	22	16
Education	8	8
Health	8	7
State	6	5
Housing	5	6

Credit Quality Allocations[5]

	2/28/09	8/31/08

AAA/Aaa	45%	37%
AA/Aa	35	47
A/A	17	9
BBB/Baa	1	2
Not Rated[6]	2	5

[5]	Using the higher of S&P’s or Moody’s ratings.

[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2009 and August 31, 2008, the market value of these securities was $12,623,959 representing 2% and $33,232,933 representing 4%, respectively, of the Trust’s long-term investments.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	9

Trust Summary as of February 28, 2009	BlackRock MuniVest Fund, Inc.

Investment Objective

BlackRock MuniVest Fund, Inc. (MVF) (the “Trust”) seeks to provide shareholders with as high a level of current income exempt from federal income taxes as is consistent with its investment policies and prudent investment management by investing primarily in a portfolio of long-term, investment grade municipal obligations, the interest on which is exempt from federal income taxes in the opinion of bond counsel to the issuer.

Performance

For the six months ended February 28, 2009, the Trust returned (6.67)% based on market price and (7.04)% based on NAV. For the same period, the closed-end Lipper General Municipal Debt Funds (Leveraged) category posted an average return of (13.51)% on a market price basis and (12.24)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. Recent Trust NAV performance reflects the Trust’s neutral duration position, its above-peer average yield component and its underweight in insured municipal bonds.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on American Stock Exchange	MVF
Initial Offering Date	September 29, 1988
Yield on Closing Market Price as of February 28, 2009 ($7.49)[1]	6.89%
Tax Equivalent Yield[2]	10.60%
Current Monthly Distribution per Common Share[3]	$0.043
Current Annualized Distribution per Common Share[3]	$0.516
Leverage as of February 28, 2009[4]	44%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution is not constant and is subject to change.

[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques used by the Trust, please see The Benefits and Risks of Leveraging on page 11.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/09	8/31/08	Change	High	Low

Market Price	$7.49	$8.33	(10.08)%	$8.35	$5.05
Net Asset Value	$7.98	$8.91	(10.44)%	$9.01	$6.77

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	2/28/09	8/31/08

Health	20%	20%
Utilities	18	15
Corporate	13	14
Transportation	12	9
State	11	15
County/City/Special District/School District	9	10
Education	7	7
Tobacco	5	6
Housing	5	4

Credit Quality Allocations[5]

	2/28/09	8/31/08

AAA/Aaa	30%	34%
AA/Aa	32	24
A/A	18	20
BBB/Baa	16	18
BB/Ba	—	1
B/B	1	1
Not Rated[6]	3	2

[5]	Using the higher of S&P’s or Moody’s ratings.

[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2009 and August 31, 2008, the market value of these securities was $10,266,403 representing 1% and $14,242,697 representing 2%, respectively, of the Trust’s long-term investments.

10	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

The Benefits and Risks of Leveraging

The Trusts may utilize leverage to seek to enhance the yield and NAV of their Common Shares. However, these objectives cannot be achieved in all interest rate environments.

To leverage, the Trusts issue Preferred Shares, which pay dividends at prevailing short-term interest rates, and invest the proceeds in long-term municipal bonds. In general, the concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by each Trust on its longer-term portfolio investments. To the extent that the total assets of the Trust (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Trust’s Common Shareholders will benefit from the incremental yield.

To illustrate these concepts, assume a Trust’s Common Shares capitalization is $100 million and it issues Preferred Shares for an additional $50 million, creating a total value of $150 million available for investment in long-term municipal bonds. If prevailing short-term interest rates are 3% and long-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Trust pays dividends on the $50 million of Preferred Shares based on the lower short-term interest rates. At the same time, the Trust’s total portfolio of $150 million earns the income based on long-term interest rates. In this case, the dividends paid to Preferred Shareholders are significantly lower than the income earned on the Trust’s long-term investments, and therefore the Common Shareholders are the beneficiaries of the incremental yield.

Conversely, if prevailing short-term interest rates rise above long-term interest rates of 6%, the yield curve has a negative slope. In this case, the Trust pays dividends on the higher short-term interest rates whereas the Trust’s total portfolio earns income based on lower long-term interest rates. If short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental yield pickup on the Common Shares will be reduced or eliminated completely.

Furthermore, the value of the Trust’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the redemption value of the Trust’s Preferred Shares does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Trust’s NAV positively or negatively in addition to the impact on Trust performance from leverage from Preferred Shares discussed above.

The Trusts may also, from time to time, leverage their assets through the use of tender option bond (“TOB”) programs, as described in Note 1 of the Notes to Financial Statements. TOB investments generally will provide the Trusts with economic benefits in periods of declining short-term interest rates, but expose the Trusts to risks during periods of rising short-term interest rates similar to those associated with Preferred Shares issued by the Trusts, as described above. Additionally, fluctuations in the market value of municipal bonds deposited into the TOB trust may adversely affect the Trusts’ NAV per share.

The use of leverage may enhance opportunities for increased returns to the Trusts and Common Shareholders, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in the Trusts’ NAV, market price and dividend rate than a comparable portfolio without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Trusts’ net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Trusts’ net income will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders will be reduced. The Trusts may be required to sell portfolio securities at inopportune times or below fair market values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Trusts to incur losses. The use of leverage may limit the Trusts’ ability to invest in certain types of securities or use certain types of hedging strategies, such as in the case of certain restrictions imposed by ratings agencies that rate preferred shares issued by a Trust. The Trusts will incur expenses in connection with the use of leverage, all of which are borne by the holders of the Common Shares and may reduce returns on the Common Shares.

Under the Investment Company Act of 1940, the Trusts are permitted to issue Preferred Shares in an amount up to 50% of their total managed assets at the time of issuance. Under normal circumstances, each Trust anticipates that the total economic leverage from Preferred Shares and TOBs will not exceed 50% of its total managed assets at the time such leverage is incurred. As of February 28, 2009, the Trusts had economic leverage from Preferred Shares and TOBs as a percentage of their total managed assets as follows:

Percent of Leverage

BlackRock Insured Municipal Income Trust	37%
BlackRock Insured Municipal Income Investment Trust	38%
BlackRock Municipal Bond Trust	42%
BlackRock Municipal Bond Investment Trust	40%
BlackRock Municipal Income Trust II	43%
BlackRock MuniHoldings Insured Investment Fund	40%
BlackRock MuniVest Fund, Inc.	44%

Derivative Instruments

The Trusts may invest in various derivative instruments, including swap agreements and futures, and other instruments specified in the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the other party to the transaction and illiquidity of the derivative instrument. A Trust’s ability to successfully use a derivative instrument depends on the Advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require a Trust to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation a Trust can realize on an investment or may cause a Trust to hold a security that it might otherwise sell. The Trusts’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	11

Schedule of Investments February 28, 2009 (Unaudited)	BlackRock Insured Municipal Income Trust (BYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 0.5%
Jefferson County, Alabama, Limited Obligation School Warrants, Series A, 4.75%, 1/01/25	$2,800	$1,736,056

Arizona — 0.8%
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5%, 12/01/37	4,000	2,565,520

California — 34.5%
Arcadia, California, Unified School District, GO (Election of 2006), CABS, Series A, 4.959%, 8/01/39 (a)(b)	2,000	300,720
California Infrastructure and Economic Development Bank, First Lien Revenue Bonds (Bay Area Toll Bridges Retrofit), Series A, 5%, 1/01/28 (c)(d)	10,100	11,270,489
California State Department of Water Resources, Power Supply Revenue Bonds, Series A, 5.375%, 5/01/12 (d)	10,000	11,303,300
Coast Community College District, California, GO, Refunding (Election of 2002), Series C (a):
5.496%, 8/01/31 (e)	7,450	5,733,073
5.394%, 8/01/36 (b)	4,200	810,306
Fresno, California, Unified School District, GO (Election of 2001), Series E, 5%, 8/01/30 (a)	1,100	1,085,722
Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue Bonds, Series A-1 (d):
6.625%, 6/01/13	6,500	7,618,130
6.75%, 6/01/13	14,500	17,067,370
Los Angeles, California, Municipal Improvement Corporation, Lease Revenue Bonds, Series B1, 4.75%, 8/01/37 (f)(g)	4,000	3,586,880
Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Series B-1, 5%, 10/01/33 (f)(g)	17,500	17,450,125
Monterey Peninsula Community College District, California, GO, CABS, Series C (a)(b):
5.148%, 8/01/31	13,575	3,478,729
5.158%, 8/01/32	14,150	3,396,991
Orange County, California, Sanitation District, COP, Series B, 5%, 2/01/31 (a)	2,500	2,460,650
Sacramento, California, Unified School District, GO (Election of 2002), 5%, 7/01/30 (g)	2,700	2,658,042
San Francisco, California, City and County Public Utilities Commission, Water Revenue Refunding Bonds, Series A, 5%, 11/01/31 (a)	15,000	14,660,700
San Joaquin Hills, California, Transportation Corridor Agency, Toll Road Revenue Refunding Bonds, Series A, 5.487%, 1/15/31 (b)(g)	53,000	9,318,990
San Jose, California, Unified School District, Santa Clara County, GO (Election of 2002), Series B, 5%, 8/01/29 (f)(g)	2,350	2,323,233

		114,523,450

Municipal Bonds	Par (000)	Value

District of Columbia — 2.0%
District of Columbia Tobacco Settlement Financing Corporation, Asset-Backed Revenue Refunding Bonds, 6.75%, 5/15/40	$9,500	$6,643,445

Florida — 12.4%
Broward County, Florida, School Board, COP, Series A, 5.25%, 7/01/33 (a)	2,000	1,933,200
Broward County, Florida, Water and Sewer Utility Revenue Bonds, Series A, 5.25%, 10/01/34	950	946,238
Duval County, Florida, School Board, COP (Master Lease Program), 5%, 7/01/33 (a)	2,800	2,613,184
Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 3, 5.45%, 7/01/33 (h)(i)(j)	5,000	4,785,400
Florida State Department of Environmental Protection, Preservation Revenue Bonds, Series B, 5%, 7/01/27 (g)	7,500	7,152,975
Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds (Baptist Medical Center Project), 5%, 8/15/37 (a)	1,900	1,699,056
Miami, Florida, Special Obligation Revenue Bonds (Street and Sidewalk Improvement Program), 5%, 1/01/37 (g)	1,000	900,230
Miami-Dade County, Florida, Aviation Revenue Bonds (Miami International Airport), Series B, 5%, 10/01/37 (f)(g)	8,650	7,558,803
Miami-Dade County, Florida, School Board, COP, Refunding, Series B (k):
5.25%, 5/01/31	3,700	3,605,132
5%, 5/01/33	7,500	7,001,250
Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series A, 5.248%, 10/01/38 (b)(g)	25,520	3,163,970

		41,359,438

Georgia — 1.8%
Atlanta, Georgia, Water and Wastewater Revenue Bonds, 5%, 11/01/34 (a)	6,000	5,814,000

Illinois — 2.9%
Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series A, 5%, 1/01/38 (k)	4,900	4,768,337
Illinois Municipal Electric Agency, Power Supply Revenue Bonds, Series A, 5.25%, 2/01/27 (f)(g)	4,800	4,843,152

		9,611,489

Kentucky — 0.4%
Kentucky State Property and Buildings Commission, Revenue Refunding Bonds (Project Number 93), 5.25%, 2/01/29 (k)	1,500	1,524,315

Portfolio Abbreviations

To simplify the listings of each Trust’s portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list on the right.

AMT	Alternative Minimum Tax (subject to)
CABS	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDR	Economic Development Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDR	Industrial Development Revenue Bonds
M/F	Multi-Family
PCR	Pollution Control Revenue Bonds
S/F	Single-Family
VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments (continued)	BlackRock Insured Municipal Income Trust (BYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Louisiana — 4.7%
Louisiana State Gas and Fuels Tax Revenue Bonds, Series A:
5%, 5/01/31 (a)	$7,500	$7,469,625
5%, 5/01/35 (f)(g)	685	670,273
4.75%, 5/01/39 (a)	7,950	7,558,462

		15,698,360

Michigan — 5.4%
Detroit, Michigan, Sewage Disposal System, Second Lien Revenue Bonds (f):
Series A, 5.50%, 7/01/36 (l)	3,000	3,050,160
Series B, 5%, 7/01/33 (g)	4,000	3,225,400
Series B, 5%, 7/01/36 (g)	7,000	5,545,540
Detroit, Michigan, Sewage Disposal System, Second Lien Revenue Refunding Bonds, Series E, 5.75%, 7/01/31 (f)(l)	3,000	3,127,440
Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien, Series A (g):
5%, 7/01/30 (f)	1,000	833,100
5%, 7/01/34	2,810	2,248,281

		18,029,921

Nevada — 7.1%
Reno, Nevada, Sales and Room Tax Revenue Refunding Bonds (ReTrac-Reno Transportation Rail Access Corridor Project), Senior Lien, 5.125%, 6/01/12 (c)(d)	5,000	5,549,300
Truckee Meadows, Nevada, Water Authority, Water Revenue Bonds, Series A (a)(d):
5%, 7/01/11	10,000	10,836,900
5.125%, 7/01/11	6,500	7,062,705

		23,448,905

New York — 1.6%
Metropolitan Transportation Authority, New York, Revenue Bonds, Series A, 5%, 11/15/31 (a)	3,950	3,819,532
New York State Dormitory Authority, State Personal Income Tax Revenue Bonds (Education), Series B, 5.75%, 3/15/36	1,300	1,392,157

		5,211,689

Pennsylvania — 1.7%
Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 3rd Series, 5.125%, 8/01/11 (a)(d)	5,200	5,662,020

South Carolina — 5.1%
South Carolina State Public Service Authority, Revenue Refunding Bonds, Series A, 5.50%, 1/01/38	600	617,880
South Carolina Transportation Infrastructure Bank Revenue Bonds, Junior Lien, Series B, 5.125%, 10/01/11 (c)(d)	10,000	10,905,500
South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A, 5%, 10/01/33 (c)	5,550	5,322,339

		16,845,719

Municipal Bonds	Par (000)	Value

Tennessee — 5.6%
Knox County, Tennessee, Health, Educational and Housing Facilities Board, Hospital Facilities Revenue Refunding Bonds (Covenant Health), Series A (b):
5.836%, 1/01/22 (a)	$11,705	$5,581,178
5.877%, 1/01/23 (a)	9,260	4,068,288
5.897%, 1/01/24 (a)	8,500	3,458,650
6.243%, 1/01/25 (a)	6,850	2,571,559
5.927%, 1/01/26 (a)	5,000	1,744,450
5.069%, 1/01/41	10,000	724,900
Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series A, 5.25%, 9/01/26	650	437,131

		18,586,156

Texas — 30.8%
Coppell, Texas, Independent School District, GO, Refunding, 5.64%, 8/15/30 (b)	10,030	3,138,587
Dallas, Texas, Civic Center Revenue Refunding and Improvement Bonds, 5.25%, 8/15/34 (k)	850	838,236
Harris County, Texas, GO, Refunding (b)(g):
5.547%, 8/15/25	7,485	3,209,044
5.549%, 8/15/28	10,915	3,803,113
Harris County, Texas, Toll Road Revenue Refunding Bonds, Senior Lien, 5%, 8/15/30 (a)	5,510	5,529,010
Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Junior Lien, Series H (b)(g):
5.901%, 11/15/38	5,785	529,559
5.915%, 11/15/39	6,160	515,715
Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Third Lien, Series A-3 (b)(g):
5.986%, 11/15/38	26,890	2,461,511
5.979%, 11/15/39	27,675	2,316,951
Houston, Texas, Combined Utility System, First Lien Revenue Refunding Bonds, 5%, 11/15/35 (a)	6,850	6,730,536
Lewisville, Texas, Independent School District, Capital Appreciation and School Building, GO, Refunding, 4.668%, 8/15/24 (b)(f)(g)	5,315	2,218,003
Mansfield, Texas, Independent School District, GO, 5%, 2/15/33	2,980	2,993,559
North Texas Tollway Authority, System Revenue Refunding Bonds, CABS, First Tier (b)(k):
5.305%, 1/01/29	5,000	1,500,000
5.426%, 1/01/30	1,750	491,102
North Texas Tollway Authority, System Revenue Refunding Bonds, First Tier:
5.75%, 1/01/40 (g)	23,050	22,785,386
Series A, 6%, 1/01/25	750	769,057
San Antonio, Texas, Water System Revenue Refunding Bonds (f)(g):
5.125%, 5/15/29	9,250	9,220,400
Z5.125%, 5/15/34	10,000	9,716,600
Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier, Series A, 5%, 8/15/42 (c)	28,645	23,577,126

		102,343,495

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	13

Schedule of Investments (continued)	BlackRock Insured Municipal Income Trust (BYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Washington — 10.0%
Central Washington University, System Revenue Bonds, 5%, 5/01/34 (f)(g)	$8,800	$8,376,016
Chelan County, Washington, Public Utility District Number 001, Consolidated Revenue Bonds (Chelan Hydro System), AMT, Series C, 5.125%, 7/01/33 (c)	3,655	3,655,293
King County, Washington, Sewer Revenue Refunding Bonds, 5%, 1/01/36 (a)	2,200	2,167,881
Port of Seattle, Washington, Revenue Bonds, Series A, 5%, 4/01/31 (f)(g)	4,500	4,241,475
Washington State, GO, Series 02-A, 5%, 7/01/25 (a)	6,380	6,461,919
Washington State Health Care Facilities Authority Revenue Bonds (MultiCare Health System), Series C, 5.50%, 8/15/43 (k)	6,900	6,486,414
Washington State Health Care Facilities Authority, Revenue Refunding Bonds (MultiCare Health System), Series A, 5.50%, 8/15/38 (a)	1,800	1,711,962

		33,100,960

Total Municipal Bonds — 127.3%		422,704,938

Municipal Bonds Transferred to Tender Option Bond Trusts (m)

California — 4.2%
San Diego County, California, Water Authority, Water Revenue Refunding Bonds, COP, Series A, 5%, 5/01/33 (a)	4,870	4,756,139
University of California Revenue Bonds, Series C, 4.75%, 5/15/37 (g)	10,000	9,226,100

		13,982,239

Illinois — 7.2%
Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue Bonds (McCormick Place Expansion), Series A, 5%, 12/15/28 (g)	24,010	23,918,522

Massachusetts — 4.0%
Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds, Series A, 5%, 8/15/30 (a)	12,987	13,122,866

New York — 3.4%
Erie County, New York, IDA, School Facility Revenue Bonds (City of Buffalo Project), Series A, 5.75%, 5/01/28 (a)	4,495	4,561,341
Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Bonds, Series A, 5%, 11/15/31 (g)	7,002	6,770,743

		11,332,084

Texas — 2.9%
Northside, Texas, Independent School District, GO, 5.125%, 6/15/29	9,500	9,682,496

Utah — 1.5%
Utah Transit Authority, Sales Tax Revenue Bonds, Series A, 5%, 6/15/36 (a)	5,000	4,955,500

Washington — 1.0%
Central Puget Sound Regional Transportation Authority, Washington, Sales and Use Tax Revenue Bonds, Series A, 5%, 11/01/32 (a)	3,494	3,465,287

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 24.2%		80,458,994

Total Long-Term Investments (Cost — $533,005,780) — 151.5%		503,163,932

Short-Term Securities	Shares	Value

Money Market Fund — 4.4%
Merrill Lynch Institutional Tax-Exempt Fund, 0.66% (n)(o)	14,807,645	$14,807,645

	Par (000)

New York — 2.0%
New York City, New York, GO, VRDN, Sub-Series A-6, 0.65%, 3/01/09 (a)(p)	$6,500	6,500,000

Total Short-Term Securities (Cost — $21,307,645) — 6.4%		21,307,645

Total Investments (Cost — $554,313,425*) — 157.9%		524,471,577
Assets Less Other Liabilities — 1.1%		3,560,613
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (13.8)%		(45,952,930)
Preferred Shares, at Redemption Value — (45.2)%		(149,944,966)

Net Assets Applicable to Common Shares — 100.0%		$332,134,294

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$508,972,750

Gross unrealized appreciation	$14,640,826
Gross unrealized depreciation	(44,895,008)

Net unrealized depreciation	$(30,254,182)

(a)	FSA Insured.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	AMBAC Insured.

(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Represents a step-up bond. Rate shown reflects the current yield as of report date.

(f)	FGIC Insured.

(g)	NPFGC Insured.

(h)	FHLMC Collateralized.

(i)	FNMA Collateralized.

(j)	GNMA Collateralized.

(k)	Assured Guaranty Insured.

(l)	BHAC Insured.

(m)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(n)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

Merrill Lynch Institutional Tax-Exempt Fund	10,646,581	$55,413

(o)	Represents the current yield as of report date.

(p)

Security may have a maturity of more than one year at time of issuance but has variable rate and demand features that qualify it as a short-term security. Rate shown is as of report date. This rate changes periodically based upon prevailing market rates.

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments (concluded)	BlackRock Insured Municipal Income Trust (BYM)

•

Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of February 28, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$14,807,645
Level 2	509,663,932
Level 3	—

Total	$524,471,577

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	15

Schedule of Investments February 28, 2009 (Unaudited)	BlackRock Insured Municipal Income Investment Trust (BAF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida — 88.0%

Corporate — 0.4%
Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric Company Project), Series B, 5.15%, 9/01/25	$500	$495,895

County/City/Special District/School District — 54.0%
Broward County, Florida, School Board, COP, Series A, 5.25%, 7/01/33 (a)	2,150	2,078,190
Colonial Country Club Community Development District, Florida, Special Assessment Revenue Bonds, 6.40%, 5/01/33	3,730	3,458,158
Hillsborough County, Florida, School Board, COP, Refunding, Series A, 5%, 7/01/25 (b)	7,580	7,585,382
Jacksonville, Florida, Excise Taxes Revenue Bonds, Series B, 5%, 10/01/26 (c)	8,000	7,535,040
Lake County, Florida, School Board, COP, Series A, 5%, 7/01/28 (c)	3,500	3,257,485
Miami-Dade County, Florida, School Board, COP, Refunding, Series B, 5.25%, 5/01/30 (d)	1,500	1,469,835
Miami-Dade County, Florida, Special Obligation Revenue Bonds (b)(e):
Sub-Series A, 5.259%, 10/01/39	10,000	1,149,200
Sub-Series A, 5.259%, 10/01/40	10,000	1,064,300
Sub-Series B, 5.62%, 10/01/31	26,935	5,708,334
Miami, Florida, Special Obligation Revenue Bonds (Street and Sidewalk Improvement Program), 5.25%, 1/01/28 (b)	5,035	4,876,599
Orange County, Florida, Sales Tax Revenue Refunding Bonds, Series B, 5.125%, 1/01/32 (b)(f)	7,975	7,558,306
Orange County, Florida, Tourist Development, Tax Revenue Refunding Bonds, 5%, 10/01/29 (c)	1,600	1,502,048
Orlando, Florida, Senior Tourist Development Tax Revenue Bonds (6th Cent Contract Payments), Series A, 5.25%, 11/01/38 (d)	1,000	989,530
Pasco County, Florida, School Board, COP, Series A, 5%, 8/01/27 (b)(f)	2,765	2,599,902
Village Center Community Development District, Florida, Recreational Revenue Bonds, Series A, 5%, 11/01/32 (b)	10,000	7,461,300
Village Community Development District Number 5, Florida, Special Assessment Bonds, Series A, 6.50%, 5/01/33	3,350	3,144,511

		61,438,120

Education — 1.2%
Orange County, Florida, Educational Facilities Authority, Educational Facilities Revenue Bonds (Rollins College Project), 5.25%, 12/01/27 (c)	1,335	1,347,963

Health — 10.7%
Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist Health System), Series A, 6%, 11/15/11 (g)	5,000	5,536,350
Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds (Baptist Medical Center Project), 5%, 8/15/37 (a)	1,000	894,240
Pinellas County, Florida, Health Facilities Authority Revenue Bonds (BayCare Health System Inc.), 5.50%, 5/15/13 (g)	5,000	5,737,950

		12,168,540

Municipal Bonds	Par (000)	Value

Florida (concluded)

Transportation — 3.3%
Hillsborough County, Florida, Aviation Authority, Revenue Refunding Bonds, Series D, 5.50%, 10/01/26 (d)	$1,295	$1,352,835
Orlando-Orange County Expressway Authority, Florida, Expressway Revenue Bonds, Series A, 5%, 7/01/32 (a)	2,500	2,417,925

		3,770,760

Utilities — 18.4%
Gainesville, Florida, Utilities System Revenue Bonds, Series A, 5%, 10/01/13 (a)(g)	2,500	2,846,475
Palm Bay, Florida, Utility System Improvement Revenue Bonds, (b)(e)(f):
5.507%, 10/01/28	4,015	1,151,903
5.52%, 10/01/31	5,570	1,242,166
Polk County, Florida, Utility System Revenue Bonds, 5%, 10/01/29 (b)(f)	5,000	4,653,100
Saint Johns County, Florida, Ponte Vedra Utility System Revenue Bonds, 5%, 10/01/37 (a)	2,600	2,424,214
Sarasota County, Florida, Utilities System Revenue Refunding Bonds, Series C, 5.25%, 10/01/22 (b)(f)	2,845	2,937,121
Sunrise, Florida, Utility System Revenue Refunding Bonds, 5%, 10/01/28 (c)	5,000	4,612,000
Tohopekaliga, Florida, Water Authority, Utility System Revenue Bonds, Series B, 5%, 10/01/23 (a)	1,000	1,016,350

		20,883,329

Total Municipal Bonds in Florida		100,104,607

Illinois — 5.3%

Transportation — 3.9%
Chicago, Illinois, Transit Authority, Capital Grant Receipts Revenue Bonds (Federal Transit Administration Section 5309 Formula Funds), Series A, 6%, 6/01/26 (d)	1,300	1,428,414
Illinois State Toll Highway Authority Revenue Bonds, Series B, 5.50%, 1/01/33	3,000	3,067,200

		4,495,614

Utilities — 1.4%
Illinois Municipal Electric Agency, Power Supply Revenue Bonds, Series A, 5.25%, 2/01/28 (b)(f)	1,560	1,563,947

Total Municipal Bonds in Illinois		6,059,561

Kentucky — 0.8%

State — 0.8%
Kentucky State Property and Buildings Commission, Revenue Refunding Bonds (Project Number 93), 5.25%, 2/01/27 (d)	900	923,787

Total Municipal Bonds in Kentucky		923,787

Louisiana — 0.5%

Transportation — 0.5%
New Orleans, Louisiana, Aviation Board Revenue Refunding Bonds (d):
Series A-1, 6%, 1/01/23	375	380,250
Series A-2, 6%, 1/01/23	150	152,100

Total Municipal Bonds in Louisiana		532,350

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments (continued)	BlackRock Insured Municipal Income Investment Trust (BAF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Michigan — 8.5%

Health — 1.1%
Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds (William Beaumont Hospital), 8.25%, 9/01/39	$1,205	$1,277,420

Utilities — 7.4%
Detroit, Michigan, Sewage Disposal System, Second Lien Revenue Bonds, Series A, 5.50%, 7/01/36 (f)(h)	1,500	1,525,080
Detroit, Michigan, Sewage Disposal System, Second Lien Revenue Refunding Bonds, Series E, 5.75%, 7/01/31 (f)(h)	2,000	2,084,960
Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien, Series B, 5.50%, 7/01/35 (h)	4,750	4,804,957

		8,414,997

Total Municipal Bonds in Michigan		9,692,417

Minnesota — 5.3%

Health — 5.3%
Minneapolis, Minnesota, Health Care System, Revenue Refunding Bonds (Fairview Health Services), Series B, 6.50%, 11/15/38 (d)	5,680	6,062,889

Total Municipal Bonds in Minnesota		6,062,889

Nevada — 1.9%

County/City/Special District/School District — 1.9%
Clark County, Nevada, Water Reclamation District, Limited Tax, GO, 6%, 7/01/38	2,000	2,133,860

Total Municipal Bonds in Nevada		2,133,860

New Jersey — 0.9%

State — 0.9%
New Jersey EDA, School Facilities Construction Revenue Bonds, Series Z, 6%, 12/15/34 (d)	1,000	1,071,120

Total Municipal Bonds in New Jersey		1,071,120

New York — 0.8%

County/City/Special District/School District — 0.8%
New York City, New York, City Transitional Finance Authority, Building Aid Revenue Bonds, Series S-3, 5.25%, 1/15/39	900	868,401

Total Municipal Bonds in New York		868,401

Municipal Bonds	Par (000)	Value

Texas — 4.8%

Health — 1.4%
Harris County, Texas, Health Facilities Development Corporation, Hospital Revenue Refunding Bonds (Memorial Hermann Healthcare System), Series B, 7.125%, 12/01/31	$500	$521,890
Tarrant County, Texas, Cultural Education Facilities Financing Corporation, Revenue Refunding Bonds (CHRISTUS Health), Series A, 6.50%, 7/01/37 (d)	1,000	1,054,150

		1,576,040

County/City/Special District/School District — 0.7%
Dallas, Texas, Civic Center Revenue Refunding and Improvement Bonds, 5.25%, 8/15/38 (d)	800	785,856

Transportation — 2.7%
North Texas Tollway Authority, System Revenue Refunding Bonds, First Tier (d):
Series A, 5.75%, 1/01/40	1,500	1,527,960
Series K-1, 5.75%, 1/01/38	1,500	1,536,105

		3,064,065

Total Municipal Bonds in Texas		5,425,961

Virginia — 1.0%

State — 1.0%
Virginia State Public School Authority, Special Obligation School Financing Bonds (Fluvanna County), 6.50%, 12/01/35	1,000	1,111,380

Total Municipal Bonds in Virginia		1,111,380

Total Municipal Bonds — 117.8%		133,986,333

Municipal Bonds Transferred to Tender Option Bond Trusts (i)

Florida — 35.3%

County/City/Special District/School District — 19.3%
Jacksonville, Florida, Sales Tax Revenue Bonds, 5%, 10/01/27 (b)	3,930	3,934,598
Jacksonville, Florida, Transit Revenue Bonds, 5%, 10/01/31 (b)	9,500	9,174,852
Palm Beach County, Florida, School Board, COP, Refunding, Series D, 5%, 8/01/28 (a)	9,190	8,868,534

		21,977,984

State — 8.0%
Florida State Board of Education, GO (Public Education Capital Outlay), Series A, 5%, 6/01/27 (a)	9,000	9,054,180

Utilities — 8.0%
Pinellas County, Florida, Sewer Revenue Bonds, 5%, 10/01/32 (a)	9,500	9,056,358

Total Municipal Bonds in Florida		40,088,522

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	17

Schedule of Investments (concluded)	BlackRock Insured Municipal Income Investment Trust (BAF)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value

District of Columbia — 0.7%

Utilities — 0.7%
District of Columbia, Water and Sewer Authority, Public Utility Revenue Refunding Bonds, 6%, 10/01/35	$760	$800,860

Total Municipal Bonds in the District of Columbia		800,860

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 36.0%		40,889,382

Total Long-Term Investments (Cost — $183,761,653) — 153.8%		174,875,715

Short-Term Securities

California — 1.3%
Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax Revenue Refunding Bonds, Proposition C, VRDN, Second Senior Series A, 6%, 7/01/20 (b)(l)	1,500	1,500,000

Pennsylvania — 0.9%
Philadelphia, Pennsylvania, GO, Refunding, Series B, 3.50%, 8/01/31 (a)(l)	1,000	1,000,000

		2,500,000

	Shares

Money Market Fund — 3.7%
CMA Florida Municipal Money Fund, 0.15% (j)(k)	4,207,252	4,207,252

Total Short-Term Securities (Cost — $6,707,252) — 5.9%		6,707,252

Total Investments (Cost — $190,468,905*) — 159.7%		181,582,967
Other Assets Less Liabilities — 2.0%		2,334,031
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (22.7)%		(25,797,025)
Preferred Shares, at Redemption Value — (39.0)%		(44,381,667)

Net Assets Applicable to Common Shares — 100.0%		$113,738,306

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$165,117,312

Gross unrealized appreciation	$3,242,652
Gross unrealized depreciation	(12,377,119)

Net unrealized depreciation	$(9,134,467)

(a)	FSA Insured.

(b)	NPFGC Insured.

(c)	AMBAC Insured.

(d)	Assured Guaranty Insured.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	FGIC Insured.

(g)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(h)	BHAC Insured.

(i)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(j)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA Florida Municipal Money Fund	(71,493)	$28,508

(k)	Represents the current yield as of report date.

(l)

Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security. Rate shown is as of report date. This rate changes periodically based upon prevailing market rates.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

•

Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of February 28, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$4,207,252
Level 2	177,375,715
Level 3	—

Total	$181,582,967

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments February 28, 2009 (Unaudited)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 6.9%
Huntsville, Alabama, Health Care Authority Revenue Bonds, Series A, 5.75%, 6/01/11 (a)	$7,500	$8,226,375

Arizona — 8.7%
Glendale, Arizona, Municipal Property Corporation, Excise Tax Revenue Refunding Bonds, Series A, 4.50%, 7/01/32 (b)	3,655	3,343,484
Goodyear, Arizona, GO, 4.25%, 7/01/37 (b)	1,250	1,069,912
McAllister Academic Village, LLC, Arizona, Revenue Refunding Bonds (Arizona State University — Hassayampa Academic Village Project), 5%, 7/01/38	1,000	952,670
Mohave County, Arizona, Unified School District Number 20 (Kingman), School Improvement Bonds (Project of 2006), Series C, 5%, 7/01/26 (c)	1,400	1,372,882
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds:
5%, 12/01/32	1,500	987,540
5%, 12/01/37	2,565	1,645,140
San Luis, Arizona, Facilities Development Corporation, Senior Lien Revenue Bonds (Regional Detention Center Project):
6.25%, 5/01/15	300	256,416
7%, 5/01/20	300	246,111
7.25%, 5/01/27	600	474,996

		10,349,151

California — 8.2%
California County Tobacco Securitization Agency, Tobacco Revenue Bonds (Stanislaus County Tobacco Funding Corporation), Sub-Series C, 6.299%, 6/01/55 (d)	4,500	26,775
California HFA, Home Mortgage Revenue Bonds, AMT, Series G, 5.05%, 2/01/29	2,835	2,296,407
California State Department of Veteran Affairs, Home Purchase Revenue Bonds, AMT, Series B, 5.25%, 12/01/37	5,000	4,168,150
California State, GO, Refunding, AMT, 5.05%, 12/01/36	1,000	810,240
University of California Revenue Bonds, Series B, 4.75%, 5/15/38	1,160	1,045,009
Val Verde, California, Unified School District Financing Authority, Special Tax Refunding Bonds, Junior Lien, 6.25%, 10/01/28	1,585	1,381,645

		9,728,226

Colorado — 2.2%
Colorado Health Facilities Authority Revenue Bonds (Catholic Health Initiatives), Series D, 6.25%, 10/01/33	1,070	1,100,613
Colorado Health Facilities Authority, Revenue Refunding Bonds (Poudre Valley Health Care), Series B, 5.25%, 3/01/36 (b)	1,085	957,133
Colorado Springs, Colorado, Utilities System Improvement Revenue Bonds, Subordinate Lien, Series C, 5%, 11/15/45 (b)	635	595,522

		2,653,268

Connecticut — 0.2%
Connecticut State Health and Educational Facilities Authority Revenue Bonds (Quinnipiac University), Series J, 5%, 7/01/37 (e)	250	239,752

Municipal Bonds	Par (000)	Value

District of Columbia — 8.6%
District of Columbia, Revenue Refunding Bonds (Friendship Public Charter School, Inc.), 5.25%, 6/01/33 (f)	$595	$334,003
District of Columbia, Tax Increment Revenue Bonds (Gallery Place Project), 5.40%, 7/01/31 (b)	6,000	6,037,800
District of Columbia Tobacco Settlement Financing Corporation, Asset-Backed Revenue Refunding Bonds, 6.75%, 5/15/40	5,580	3,902,150

		10,273,953

Florida — 17.1%
Martin County, Florida, IDA, IDR, Refunding (Indiantown Cogeneration Project), AMT, Series A, 7.875%, 12/15/25	3,000	2,453,490
Miami Beach, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Mount Sinai Medical Center of Florida), 6.75%, 11/15/21	2,420	1,786,347
Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist Health System), 5.625%, 11/15/12 (a)	7,760	8,697,796
Palm Beach County, Florida, HFA, M/F Housing Revenue Bonds (Indian Trace Apartment Project), AMT, Series A, 5.625%, 1/01/44 (b)	7,255	6,788,649
Stevens Plantation Community Development District, Florida, Special Assessment Revenue Bonds, Series A, 7.10%, 5/01/35	970	670,328

		20,396,610

Georgia — 4.3%
Atlanta, Georgia, Water and Wastewater Revenue Bonds, 5%, 11/01/37 (b)	5,000	4,815,400
Main Street Natural Gas, Inc., Georgia, Gas Project Revenue Bonds, Series A, 6.375%, 7/15/38 (g)(h)	1,000	300,000

		5,115,400

Idaho — 2.2%
Idaho HFA, Grant and Revenue Anticipation Bonds (Federal Highway Trust Fund), Series A, 5%, 7/15/27	800	802,528
Idaho Health Facilities Authority, Revenue Refunding Bonds (Trinity Health Group), Series B, 6.25%, 12/01/33	1,750	1,788,518

		2,591,046

Illinois — 9.3%
Bolingbrook, Illinois, GO, Refunding, Series B, 6.217%, 1/01/36 (d)(e)(i)	23,065	4,251,110
CenterPoint Intermodal Center Program Trust, Illinois, Tax Allocation Bonds, Class A, 8%, 6/15/23 (j)	1,150	889,341
Illinois Health Facilities Authority, Revenue Refunding Bonds (Lake Forest Hospital), Series A, 5.75%, 7/01/29	6,000	5,250,900
Illinois State Finance Authority Revenue Bonds, Series A:
(Friendship Village of Schaumburg), 5.625%, 2/15/37	420	232,470
(Monarch Landing, Inc. Project), 7%, 12/01/37	720	489,233
Illinois State Finance Authority, Student Housing Revenue Bonds (MJH Education Assistance IV LLC), Sub-Series B, 5.375%, 6/01/35 (g)(h)	425	41,858

		11,154,912

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	19

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Indiana — 1.6%
Bloomington, Indiana, M/F Housing Revenue Bonds (Canterbury House Apartments), AIG SunAmerica, Inc., Pass-Through Certificates of Beneficial Ownership, AMT, Series 1, 5.90%, 12/01/34	$1,895	$1,913,021

Kansas — 3.1%
Wichita, Kansas, Airport Authority, Airport Facilities Revenue Bonds (Cessna Citation Service Center), AMT, Series A, 6.25%, 6/15/32	5,000	3,690,750

Kentucky — 0.8%
Kentucky Economic Development Financing Authority, Louisville Arena Project Revenue Bonds (Louisville Arena Authority, Inc.), Sub-Series A-1, 6%, 12/01/38 (c)	500	510,265
Kentucky State Property and Buildings Commission, Revenue Refunding Bonds (Project Number 93), 5.25%, 2/01/29 (c)	400	406,484

		916,749

Maryland — 4.9%
Frederick County, Maryland, Special Obligation Tax Bonds (Urbana Community Development Authority), Series B, 6.25%, 7/01/30	2,903	1,877,167
Maryland State Community Development Administration, Department of Housing and Community Development, Residential Revenue Refunding Bonds, AMT, Series L, 4.95%, 9/01/38	1,645	1,407,413
Maryland State Health and Higher Educational Facilities Authority Revenue Bonds (Anne Arundel Health System), Series A, 6.75%, 7/01/39	1,000	1,004,310
Maryland State Health and Higher Educational Facilities Authority, Mortgage Revenue Refunding Bonds (Western Maryland Health System), 4.375%, 7/01/36 (e)(k)	750	597,615
Maryland State Health and Higher Educational Facilities Authority, Revenue Refunding Bonds (MedStar Health, Inc.), 5.50%, 8/15/33	1,040	909,980

		5,796,484

Michigan — 3.5%
Michigan State Building Authority, Revenue Refunding Bonds (Facilities Program), Series I, 6.25%, 10/15/38	1,250	1,334,700
Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry Ford Health System), Series A, 5.25%, 11/15/46	1,065	780,485
Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds (William Beaumont Hospital), 8.25%, 9/01/39	1,950	2,067,195

		4,182,380

Minnesota — 4.8%
Minneapolis, Minnesota, Health Care System, Revenue Refunding Bonds (Fairview Health Services), Series B, 6.50%, 11/15/38 (c)	5,350	5,710,644

Mississippi — 3.5%
Mississippi Development Bank, Special Obligation Revenue Bonds (Jones County Junior College) (c):
5%, 3/01/33	750	740,700
5.125%, 3/01/39	1,000	982,250
University of Southern Mississippi Education Building Corporation Revenue Bonds (Campus Facilities Improvements Project), 5.375%, 9/01/36	2,500	2,512,950

		4,235,900

Municipal Bonds	Par (000)	Value

Missouri — 1.8%
Missouri State Health and Educational Facilities Authority, Health Facilities Revenue Bonds (Saint Health System), Series A, 5.50%, 11/15/35 (b)	$2,275	$2,176,697

Nebraska — 1.4%
Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series A, 4.75%, 2/01/44	1,760	1,617,123

Nevada — 1.6%
Clark County, Nevada, EDR, Refunding (Alexander Dawson School of Nevada Project), 5%, 5/15/29	1,325	1,165,245
Las Vegas, Nevada, Special Improvement District Number 809 Revenue Bonds (Summerlin Area), 5.65%, 6/01/23	1,355	750,927

		1,916,172

New Jersey — 12.9%
Middlesex County, New Jersey, Improvement Authority, Subordinate Revenue Bonds (Heldrich Center Hotel/ Conference Project), Series B, 6.25%, 1/01/37	915	518,466
New Jersey EDA, Cigarette Tax Revenue Bonds:
5.50%, 6/15/24	3,710	2,902,036
5.50%, 6/15/31 (l)	1,500	1,073,940
New Jersey EDA, EDR, Refunding (Kapkowski Road Landfill Reclamation Improvement District Project), 6.50%, 4/01/28	7,500	5,632,125
New Jersey EDA, First Mortgage Revenue Refunding Bonds (The Winchester Gardens at Ward Homestead Project), Series A, 5.80%, 11/01/31	1,500	1,136,715
New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5%, 7/01/27 (e)	1,000	959,350
New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT, 7.20%, 11/15/30	3,000	2,110,560
New Jersey State Housing and Mortgage Finance Agency Revenue Bonds, Series AA, 6.50%, 10/01/38	1,000	1,042,670

		15,375,862

New York — 14.3%
Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter School Project), Series A, 7%, 5/01/35	455	283,692
Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series A, 5%, 2/15/47 (i)	1,000	810,190
Long Island Power Authority, New York, Electric System Revenue Bonds, Series C, 5.25%, 9/01/29	1,500	1,470,465
Long Island Power Authority, New York, Electric System Revenue Refunding Bonds, Series A, 6.25%, 4/01/33 (m)	300	320,589
Metropolitan Transportation Authority, New York, Service Contract Revenue Refunding Bonds, Series A, 5%, 7/01/30 (n)	760	737,626
New York City, New York, City Housing Development Corporation, M/F Housing Revenue Bonds, AMT, Series A, 5.50%, 11/01/34	3,000	2,731,620
New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium Project), 6.50%, 1/01/46 (c)	700	742,224

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (concluded)
New York City, New York, City IDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT, 7.75%, 8/01/31	$3,165	$2,334,567
New York City, New York, City Municipal Water Finance Authority, Second General Resolution, Water and Sewer System Revenue Bonds, Series FF-2, 5.50%, 6/15/40	400	413,148
New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Series A, 5.75%, 6/15/40	450	479,471
New York City, New York, GO, Series A-1, 4.75%, 8/15/25	1,500	1,414,500
New York Liberty Development Corporation Revenue Bonds (Goldman Sachs Headquarters), 5.25%, 10/01/35	2,610	2,156,539
New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds (Rochester Institute of Technology), Series A, 6%, 7/01/33	1,000	1,043,490
New York State Dormitory Authority, State Personal Income Tax Revenue Bonds (Education), Series A, 5%, 3/15/38	1,250	1,212,713
Port Authority of New York and New Jersey, Consolidated Revenue Refunding Bonds, AMT, 152nd Series, 5.75%, 11/01/30	1,000	970,980

		17,121,814

North Carolina — 3.4%
Gaston County, North Carolina, Industrial Facilities and Pollution Control Financing Authority, Revenue Bonds (National Gypsum Company Project), AMT, 5.75%, 8/01/35	2,945	1,549,865
North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (WakeMed), Series A, 5.875%, 10/01/38 (c)	1,000	1,012,510
North Carolina Medical Care Commission, Health Care Facilities, Revenue Refunding Bonds (University Health System), Series D, 6.25%, 12/01/33	1,500	1,545,105

		4,107,480

Ohio — 1.4%
Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Bonds, Series A-2, 6.50%, 6/01/47	1,125	702,697
Ohio State Air Quality Development Authority, Revenue Refunding Bonds (Dayton Power and Light Company Project), Series B, 4.80%, 1/01/34 (i)(o)	1,000	974,720

		1,677,417

Oklahoma — 1.2%
Tulsa, Oklahoma, Municipal Airport Trust, Revenue Refunding Bonds, Series A, 7.75%, 6/01/35	1,725	1,468,993

Oregon — 0.4%
Portland, Oregon, M/F Housing Revenue Bonds (Pacific Tower Apartments), AIG SunAmerica, Inc., Pass-Through Certificates of Beneficial Ownership, AMT, Series 6, 6.05%, 11/01/34	535	518,292

Municipal Bonds	Par (000)	Value

Pennsylvania — 1.3%
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds (Reliant Energy), AMT, Series A, 6.75%, 12/01/36	$2,000	$1,585,080

Texas — 16.5%
AIG SunAmerica, Inc., Texas M/F Housing Revenue Bonds (Copperwood Ranch Apartments), Pass-Through Certificates of Beneficial Ownership, AMT, Series 9, 5.95%, 11/01/35	2,500	2,518,850
Harris County, Texas, Health Facilities Development Corporation, Hospital Revenue Refunding Bonds (Memorial Hermann Healthcare System), Series B:
7.125%, 12/01/31	500	521,890
7.25%, 12/01/35	1,750	1,830,658
Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Senior Lien, Series G, 6.161%, 11/15/41 (d)(e)	11,690	900,831
Lower Colorado River Authority, Texas, Revenue Refunding Bonds, 5%, 5/15/13 (a)(e)	15	16,931
Montgomery County, Texas, Municipal Utility District Number 46, Waterworks and Sewer System, GO, 4.75%, 3/01/30 (e)	250	231,505
San Antonio Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds:
5.50%, 8/01/23	1,775	1,367,513
5.50%, 8/01/24	1,620	1,244,257
Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds (n):
6.082%, 8/15/35 (d)	60,000	9,322,800
First Tier, Series A, 5%, 8/15/42	2,115	1,740,814

		19,696,049

Washington — 2.1%
Washington State Health Care Facilities Authority Revenue Bonds (MultiCare Health System), Series B, 6%, 8/15/39	1,400	1,371,958
Washington State Health Care Facilities Authority, Revenue Refunding Bonds (Providence Health System), Series A, 4.625%, 10/01/34 (e)(j)	1,325	1,088,156

		2,460,114

Wisconsin — 0.9%
Wisconsin State Health and Educational Facilities Authority Revenue Bonds (Aurora Health Care, Inc.), 6.40%, 4/15/33 (c)	1,350	1,094,904

Multi-State — 9.5%
Charter Mac Equity Issuer Trust, 7.20%, 10/31/52 (j)(p)	10,500	11,370,135

Puerto Rico — 1.6%
Puerto Rico Commonwealth Aqueduct and Sewer Authority, Senior Lien Revenue Bonds, Series A, 6%, 7/01/38	1,200	1,079,928
Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Refunding Bonds, Series N, 5.25%, 7/01/36 (c)	900	872,010

		1,951,938

Total Municipal Bonds — 160.2%		191,312,691

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	21

Schedule of Investments (concluded)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (q)	Par (000)	Value

Colorado — 2.8%
Colorado Health Facilities Authority Revenue Bonds (Catholic Health), Series C-7, 5%, 9/01/36 (b)	$3,750	$3,325,950

Massachusetts — 1.2%
Massachusetts State Water Resource Authority, General Revenue Refunding Bonds, Series A, 5%, 8/01/41	1,450	1,431,600

New York — 1.8%
New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds (New York University), Series A, 5%, 07/01/38	2,199	2,117,357

Ohio — 2.5%
Montgomery County, Ohio, Revenue Bonds (Catholic Health Initiatives), Series C-1, 5%, 10/01/41 (b)	1,260	1,098,241
Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds (University Hospitals Health System), Series A, 5.25%, 01/01/33	2,000	1,921,040

		3,019,281

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 8.3%		9,894,188

Total Long-Term Investments (Cost — $225,103,344) — 168.5%		201,206,879

Short-Term Securities	Shares

Money Market Fund — 4.4%
Merrill Lynch Institutional Tax-Exempt Fund, 0.66% (r)(s)	5,302,605	5,302,605

Total Short-Term Securities (Cost — $5,302,605) — 4.4%		5,302,605

Total Investments (Cost — $230,405,949*) — 172.9%		206,509,484
Liabilities in Excess of Other Assets — (1.0)%		(1,222,413)
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (4.5)%		(5,335,786)
Preferred Shares, at Redemption Value — (67.4)%		(80,508,271)

Net Assets Applicable to Common Shares — 100.0%		$119,443,014

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2009 as computed for federal income tax purposes, were as follows:

Aggregate cost	$224,116,753

Gross unrealized appreciation	$6,035,268
Gross unrealized depreciation	(28,971,910)

Net unrealized depreciation	$(22,936,642)

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	FSA Insured.

(c)	Assured Guaranty Insured.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	NPFGC Insured.

(f)	ACA Insured.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Non-income producing security.

(i)	FGIC Insured.

(j)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(k)	FHA Insured.

(l)	Radian Insured.

(m)	CIFG Insured.

(n)	AMBAC Insured.

(o)	BHAC Insured.

(p)

Security represents a beneficial interest in a trust. The collateral deposited into the Trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(q)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(r)	Represents the current yield as of report date.

(s)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

Merrill Lynch Institutional Tax-Exempt Fund	3,402,178	$43,498

•

Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of February 28, 2009 determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$5,302,605
Level 2	201,206,879
Level 3	—

Total	$206,509,484

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments February 28, 2009 (Unaudited)	BlackRock Municipal Bond Investment Trust (BIE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California — 2.8%

County/City/Special District/School District — 0.4%
Los Angeles, California, Unified School District, GO, Series I, 5%, 1/01/34	$200	$192,018

Education — 2.4%
California Educational Facilities Authority Revenue Bonds (University of Southern California), Series A, 5.25%, 10/01/39	1,000	1,018,060

Total Municipal Bonds in California		1,210,078

District of Columbia — 3.6%

Utilities — 3.6%
District of Columbia, Water and Sewer Authority, Public Utility Revenue Refunding Bonds, Senior Lien, Series A:
5.25%, 10/01/29	640	640,442
5.50%, 10/01/39	900	907,290

Total Municipal Bonds in District of Columbia		1,547,732

Florida — 94.7%

County/City/Special District/School District — 32.0%
Capital Region Community Development District, Florida, Special Assessment Revenue Bonds, Series A, 7%, 5/01/39	300	209,475
Colonial Country Club Community Development District, Florida, Special Assessment Revenue Bonds, 6.40%, 5/01/33	1,585	1,469,485
Heritage Harbour North Community Development District, Florida, Capital Improvement Bonds, 6.375%, 5/01/38	750	494,752
Miami-Dade County, Florida, School Board, COP, Refunding, Series B (a):
5.25%, 5/01/30	600	587,934
5.25%, 5/01/31	1,000	974,360
Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series B (b)(c):
5.913%, 10/01/30	10,000	2,273,700
5.78%, 10/01/32	5,410	1,063,660
Miami-Dade County, Florida, Special Obligation Revenue Refunding Bonds, Series A, 5.871%, 10/01/26 (b)(c)	5,500	1,658,800
New River Community Development District, Florida, Capital Improvement Revenue Bonds, Series B, 5%, 5/01/13	750	305,782
Osceola County, Florida, Tourist Development Tax Revenue Bonds, Series A, 5%, 10/01/32 (c)(d)	2,855	2,503,464
Suncoast Community Development District, Florida, Capital Improvement Revenue Bonds, Series A, 5.875%, 5/01/34	740	568,668
Tolomato Community Development District, Florida, Special Assessment Bonds, 6.55%, 5/01/27	650	444,977
Village Community Development District Number 5, Florida, Special Assessment Bonds, Series A, 6.50%, 5/01/33	1,280	1,201,485

		13,756,542

Municipal Bonds	Par (000)	Value

Florida (concluded)

Education — 9.0%
Madison County, Florida, First Mortgage Revenue Bonds (Twin Oaks Project), Series A, 6%, 7/01/25	$825	$576,477
Orange County, Florida, Educational Facilities Authority, Educational Facilities Revenue Bonds (Rollins College Project), 5.25%, 12/01/37 (e)	1,000	978,130
Volusia County, Florida, Educational Facility Authority, Educational Facilities Revenue Refunding Bonds (Embry-Riddle Aeronautical University Project) (f):
5.20%, 10/15/26	1,250	1,035,038
5.20%, 10/15/33	1,610	1,248,571

		3,838,216

Health — 33.5%
Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds (Baptist Medical Center Project), 5%, 8/15/37 (h)	1,390	1,242,994
Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist Health System), Series A, 6%, 11/15/11 (g)	2,700	2,989,629
Lakeland, Florida, Hospital System Revenue Bonds (Lakeland Regional Health System), 5.50%, 11/15/12 (g)	3,000	3,397,440
Miami Beach, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Mount Sinai Medical Center of Florida), 6.75%, 11/15/21	820	605,291
Orange County, Florida, Health Facilities Authority, Health Care Revenue Refunding Bonds (Orlando Lutheran Towers), 5.375%, 7/01/20	340	248,989
Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Orlando Regional Healthcare):
5.75%, 12/01/12 (g)	5,000	5,705,750
5.70%, 7/01/26	305	202,944

		14,393,037

Transportation — 6.0%
Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Refunding Bonds, Series A, 5.125%, 10/01/32 (h)	2,100	2,062,662
Hillsborough County, Florida, Aviation Authority, Revenue Refunding Bonds, Series D, 5.50%, 10/01/26 (a)	500	522,330

		2,584,992

Utilities — 14.2%
Florida Municipal Loan Council, Revenue Refunding Bonds, Series A, 5.125%, 5/01/32 (c)	3,050	2,796,392
Palm Bay, Florida, Utility System Improvement Revenue Bonds, 5.679%, 10/01/28 (b)(c)(d)	3,280	941,032
Saint Johns County, Florida, Water and Sewer Revenue Bonds, CABS, 5.393%, 6/01/32 (b)(e)	1,370	332,020
Sumter County, Florida, IDA, IDR (North Sumter Utility Company LLC), AMT, 6.80%, 10/01/32	2,660	2,022,265

		6,091,709

Total Municipal Bonds in Florida		40,664,496

Georgia — 2.5%

Utilities — 2.5%
Municipal Electric Authority of Georgia, Revenue Refunding Bonds (General Resolution Projects), Sub-Series D, 6%, 1/01/23	1,000	1,076,170

Total Municipal Bonds in Georgia		1,076,170

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	23

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois — 6.9%

Health — 2.1%
Illinois State Finance Authority Revenue Bonds (Rush University Medical Center Obligated Group Project), Series A, 7.25%, 11/01/38	$900	$908,577

Transportation — 4.8%
Illinois State Toll Highway Authority Revenue Bonds, Series B, 5.50%, 1/01/33	2,000	2,044,800

Total Municipal Bonds in Illinois		2,953,377

Kentucky — 1.9%

County/City/Special District/School District — 1.9%
Louisville and Jefferson County, Kentucky, Metropolitan Government Parking Authority Revenue Bonds, Series A, 5.75%, 12/01/34	800	831,160

Total Municipal Bonds in Kentucky		831,160

Massachusetts — 1.8%

Education — 1.2%
Massachusetts State Health and Educational Facilities Authority Revenue Bonds (Tufts University), 5.375%, 8/15/38	500	511,720

State — 0.6%
Massachusetts State College Building Authority, Project Revenue Bonds, Series A, 5.50%, 5/01/39	250	248,520

Total Municipal Bonds in Massachusetts		760,240

Michigan — 2.5%

Health — 1.3%
Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds (William Beaumont Hospital), 8.25%, 9/01/39	530	561,853

State — 1.2%
Michigan State Building Authority, Revenue Refunding Bonds (Facilities Program), Series I, 6%, 10/15/38	500	524,565

Total Municipal Bonds in Michigan		1,086,418

Nevada — 3.7%

County/City/Special District/School District — 3.7%
Clark County, Nevada, Water Reclamation District, Limited Tax, GO, 6%, 7/01/38	1,500	1,600,395

Total Municipal Bonds in Nevada		1,600,395

New York — 12.1%

County/City/Special District/School District — 2.2%
New York City, New York, City Transitional Finance Authority, Building Aid Revenue Bonds, Series S-3, 5.25%, 1/15/39	1,000	964,890

State — 2.4%
New York State Dormitory Authority, State Personal Income Tax Revenue Bonds (Education), Series B, 5.25%, 3/15/38	1,000	1,012,440

Municipal Bonds	Par (000)	Value

New York (concluded)

Transportation — 2.0%
Triborough Bridge and Tunnel Authority, New York, Revenue Bonds, Series A-2, 5.375%, 11/15/38	$840	$858,749

Utilities — 5.5%
Long Island Power Authority, New York, Electric System Revenue Refunding Bonds, Series A, 6.25%, 4/01/33	500	534,315
New York City, New York, City Municipal Water Finance Authority, Second General Resolution, Water and Sewer System Revenue Bonds, Series FF-2, 5.50%, 6/15/40	1,000	1,032,870
New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Series A, 5.75%, 6/15/40	750	799,117

		2,366,302

Total Municipal Bonds in New York		5,202,381

Pennsylvania — 1.3%

Transportation — 1.3%
Pennsylvania State Turnpike Commission, Turnpike Revenue Refunding Bonds, Sub-Series C, 6.25%, 6/01/38 (a)	500	547,775

Total Municipal Bonds in Pennsylvania		547,775

South Carolina — 2.4%

Utilities — 2.4%
South Carolina State Public Service Authority, Revenue Refunding Bonds, Series A, 5.50%, 1/01/38	1,000	1,029,800

Total Municipal Bonds in South Carolina		1,029,800

Texas — 6.6%

Health — 0.6%
Harris County, Texas, Health Facilities Development Corporation, Hospital Revenue Refunding Bonds (Memorial Hermann Healthcare System), Series B, 7.125%, 12/01/31	250	260,945

Transportation — 2.4%
North Texas Tollway Authority, System Revenue Refunding Bonds, First Tier, Series K-1, 5.75%, 1/01/38 (a)	1,000	1,024,070

Utilities — 3.6%
Lower Colorado River Authority, Texas, Revenue Refunding Bonds, 5.75%, 5/15/28	450	458,658
San Antonio, Texas, Electric and Gas Revenue Refunding Bonds, Series A, 5.25%, 2/01/31	1,050	1,066,118

		1,524,776

Total Municipal Bonds in Texas		2,809,791

Virginia — 1.9%

State — 1.9%
Virginia State Public School Authority, Special Obligation School Financing Bonds (Fluvanna County), 6.50%, 12/01/35	750	833,535

Total Municipal Bonds in Virginia		833,535

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments (concluded)	BlackRock Municipal Bond Investment Trust (BIE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Multi-State — 7.6%

Housing — 7.6%
Charter Mac Equity Issuer Trust, 7.20%, 10/31/52 (i)(j)	$3,000	$3,248,610

Total Municipal Bonds in Multi-State		3,248,610

Total Municipal Bonds — 152.3%		65,401,958

Municipal Bonds Transferred to Tender Option Bond Trusts (k)

Florida — 9.1%

Health — 8.0%
Jacksonville, Florida, Economic Development Commission, Health Care Facilities Revenue Bonds (Mayo Clinic-Jacksonville), Series B, 5.50%, 11/15/36	3,510	3,422,004

Utilities — 1.1%
Jacksonville Electric Authority, Florida, Saint John’s River Power Park System Revenue Bonds, Issue Three, Series 2, 5%, 10/01/37	510	478,314

		3,900,318

Illinois — 3.8%

Education — 3.8%
Illinois Finance Authority, Revenue Bonds (University of Chicago), Series B, 6.25, 7/01/38	1,500	1,622,205

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 12.9%		5,522,523

Total Long-Term Investments (Cost — $73,982,117) — 165.2%		70,924,481

Short-Term Securities	Shares

Money Market Fund — 4.6%
CMA Florida Municipal Money Fund, 0.15% (l)(m)	1,993,270	1,993,270

Total Short-Term Securities (Cost — $1,993,270) — 4.6%		1,993,270

Total Investments (Cost — $75,975,387*) — 169.8%		72,917,751
Liabilities in Excess of Other Assets — (2.4)%		(1,015,173)
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (6.5)%		(2,771,269)
Preferred Shares, at Redemption Value — (60.9)%		(26,177,708)

Net Assets Applicable to Common Shares — 100.0%		$42,953,601

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2009 as computed for federal income tax purposes, were as follows:

Aggregate cost	$73,061,533

Gross unrealized appreciation	$2,769,804
Gross unrealized depreciation	(5,673,586)

Net unrealized depreciation	$(2,903,782)

(a)	Assured Guaranty Insured.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	MBIA Insured.

(d)	FGIC Insured.

(e)	AMBAC Insured.

(f)	Radian Insured.

(g)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(h)	FSA Insured.

(i)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(j)

Security represents a beneficial interest in a trust. The collateral deposited into the Trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(k)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(l)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA Florida Municipal Money Fund	(274,917)	$24,222

(m)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

•

Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of February 28, 2009 determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$1,993,270
Level 2	70,924,481
Level 3	—

Total	$72,917,751

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	25

Schedule of Investments February 28, 2009 (Unaudited)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Arizona — 3.9%
Pima County, Arizona, IDA, Education Revenue Bonds (American Charter Schools Foundation), Series A, 5.625%, 7/01/38	$2,525	$1,638,422
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds:
5%, 12/01/32	5,635	3,709,859
5%, 12/01/37	7,060	4,528,143

		9,876,424

California — 19.2%
Agua Caliente Band of Cahuilla Indians, California, Casino Revenue Bonds, 6%, 7/01/18	2,250	1,863,968
California County Tobacco Securitization Agency, Tobacco Revenue Bonds (Stanislaus County Tobacco Funding Corporation), Sub-Series C, 6.30%, 6/01/55 (a)	9,710	57,774
California Educational Facilities Authority Revenue Bonds (University of Southern California), Series A, 5.25%, 10/01/39	2,845	2,896,381
California HFA, Home Mortgage Revenue Bonds, AMT:
Series G, 5.50%, 8/01/42	10,150	9,704,415
Series K, 5.50%, 2/01/42	3,865	3,706,690
California Health Facilities Financing Authority Revenue Bonds (Sutter Health), Series A, 5.25%, 11/15/46	3,000	2,640,900
California Mobile Home Park Finance Authority Revenue Bonds (Palomar Estates East and West), Series A, 5.25%, 3/15/34 (b)	3,500	2,157,295
California State, GO, Refunding:
5%, 6/01/32	3,800	3,537,876
5%, 6/01/34	2,700	2,491,074
California Statewide Communities Development Authority, Health Facility Revenue Bonds (Memorial Health Services), Series A, 5.50%, 10/01/33	5,000	4,389,950
Los Angeles, California, Unified School District, GO:
Series D, 5%, 7/01/27	2,375	2,319,116
Series I, 5%, 7/01/26	1,250	1,238,475
Series I, 5%, 7/01/27	1,750	1,708,823
San Francisco, California, City and County Redevelopment Agency, Community Facilities District Number 1, Special Tax Bonds (Mission Bay South Public Improvements Project), 6.625%, 8/01/27	4,620	4,297,616
University of California Revenue Bonds, Series B, 4.75%, 5/15/38	5,755	5,184,507

		48,194,860

Colorado — 4.4%
Colorado Health Facilities Authority, Revenue Refunding Bonds (Poudre Valley Health Care) (c):
5.20%, 3/01/31	790	707,129
Series B, 5.25%, 3/01/36	1,580	1,393,797
Series C, 5.25%, 3/01/40	2,750	2,396,432
Colorado Springs, Colorado, Utilities System Improvement Revenue Bonds, Subordinate Lien, Series C, 5%, 11/15/45 (c)	1,375	1,289,516
Northwest Parkway Public Highway Authority, Colorado, Senior Revenue Bonds, Series A, 5.25%, 6/15/11 (c)(d)	4,000	4,391,880
Park Creek Metropolitan District, Colorado, Senior Limited Tax Supported Revenue Refunding Bonds, 5.50%, 12/01/37	1,375	1,035,526

		11,214,280

Municipal Bonds	Par (000)	Value

District of Columbia — 5.5%
District of Columbia, Revenue Refunding Bonds (Friendship Public Charter School, Inc.), 5.25%, 6/01/33 (b)	$1,265	$710,108
District of Columbia Tobacco Settlement Financing Corporation, Asset-Backed Revenue Refunding Bonds:
6.50%, 5/15/33	7,500	5,211,750
6.75%, 5/15/40	11,500	8,042,065

		13,963,923

Florida — 16.4%
Leesburg, Florida, Hospital Revenue Bonds (Leesburg Regional Medical Center Project), 5.50%, 7/01/32	2,650	1,915,075
Live Oak Community Development District Number 001, Florida, Special Assessment Bonds, Series A, 6.30%, 5/01/34	3,125	2,474,156
Miami Beach, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Mount Sinai Medical Center of Florida), 6.75%, 11/15/21	5,275	3,893,794
Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International Airport), AMT, Series A, 5.25%, 10/01/38 (e)	2,855	2,496,126
Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist Health System), 5.625%, 11/15/12 (d)	6,850	7,677,822
Orange County, Florida, Tourist Development, Tax Revenue Refunding Bonds, 4.75%, 10/01/32 (f)	2,005	1,766,545
Pinellas County, Florida, Health Facilities Authority Revenue Bonds (BayCare Health System Inc.), 5.50%, 5/15/13 (d)	14,000	16,066,260
Stevens Plantation Community Development District, Florida, Special Assessment Revenue Bonds, Series A, 7.10%, 5/01/35	2,015	1,392,486
Sumter County, Florida, IDA, IDR (North Sumter Utility Company LLC), AMT, 6.90%, 10/01/34	4,405	3,455,855

		41,138,119

Georgia — 3.9%
Main Street Natural Gas, Inc., Georgia, Gas Project Revenue Bonds, Series A, 6.375%, 7/15/38 (g)(h)	1,270	381,000
Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds (Georgia College and State University Foundation), 5.625%, 9/01/14 (d)	5,000	5,941,750
Private Colleges and Universities Authority, Georgia, Revenue Refunding Bonds (Emory University Project), Series C, 5%, 9/01/38	3,575	3,583,044

		9,905,794

Illinois — 11.8%
CenterPoint Intermodal Center Program Trust, Illinois, Tax Allocation Bonds, Class A, 8%, 6/15/23 (i)	2,470	1,910,150
Illinois Health Facilities Authority, Revenue Refunding Bonds (Elmhurst Memorial Healthcare), 5.50%, 1/01/22	8,000	7,124,000
Illinois Municipal Electric Agency, Power Supply Revenue Bonds, 4.50%, 2/01/35 (j)(k)	4,200	3,665,088
Illinois Sports Facilities Authority, State Tax Supported Revenue Bonds, 5.50%, 6/15/30 (l)(m)	15,000	13,019,700

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois (concluded)
Illinois State Finance Authority Revenue Bonds, Series A:
(Friendship Village of Schaumburg), 5.625%, 2/15/37	$910	$503,685
(Monarch Landing, Inc. Project), 7%, 12/01/37	1,585	1,076,992
(Northwestern Memorial Hospital), 5.50%, 8/15/14 (d)	1,880	2,203,492
Illinois State Finance Authority, Student Housing Revenue Bonds (MJH Education Assistance IV LLC), Sub-Series B, 5.375%, 6/01/35 (g)(h)	900	88,641

		29,591,748

Indiana — 2.0%
Indiana Health Facilities Financing Authority, Revenue Refunding Bonds (Ascension Health Credit Group), Series F, 5.375%, 11/15/25	5,000	5,136,550

Maryland — 0.4%
Maryland State Health and Higher Educational Facilities Authority Revenue Bonds (Union Hospital of Cecil County), 5.625%, 7/01/32	1,000	898,840

Michigan — 0.7%
Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry Ford Health System), Series A, 5.25%, 11/15/46	2,305	1,689,219

Missouri — 1.8%
Highway 370/Missouri Bottom Road/Taussig Road Transportation Development District Revenue Bonds, 7.20%, 5/01/33	6,000	4,641,540

Nevada — 1.0%
Clark County, Nevada, EDR, Refunding (Alexander Dawson School of Nevada Project), 5%, 5/15/29	2,855	2,510,773

New Jersey — 11.6%
New Jersey EDA, Cigarette Tax Revenue Bonds:
5.50%, 6/15/31 (n)	9,000	6,443,640
5.75%, 6/15/34	4,000	2,904,640
New Jersey EDA, EDR (Kapkowski Road Landfill Reclamation Improvement District Project), AMT, Series B, 6.50%, 4/01/31	10,000	7,148,400
New Jersey EDA, EDR, Refunding (Kapkowski Road Landfill Reclamation Improvement District Project), 6.50%, 4/01/28	7,475	5,613,351
New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT, 7.20%, 11/15/30	10,100	7,105,552

		29,215,583

New Mexico — 2.4%
New Mexico Region III Housing Authority, M/F Housing Revenue Bonds (Villa Del Oso Apartments), Series A, 6%, 1/01/13 (d)	5,200	6,102,512

New York — 7.3%
Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter School Project), Series A, 7%, 5/01/35	985	614,148
New York City, New York, City IDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT, 7.75%, 8/01/31	6,700	4,942,054
New York City, New York, City Municipal Water Finance Authority, Second General Resolution, Water and Sewer System Revenue Bonds, Series FF-2, 5.50%, 6/15/40	1,715	1,771,372

Municipal Bonds	Par (000)	Value

New York (concluded)
New York City, New York, City Transitional Finance Authority, Building Aid Revenue Refunding Bonds, Series S-1, 4.50%, 1/15/38	$1,100	$931,997
New York Liberty Development Corporation Revenue Bonds (Goldman Sachs Headquarters), 5.25%, 10/01/35	1,225	1,012,169
New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds (Columbia University), 5%, 7/01/38	5,000	5,078,050
Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (Continental Airlines, Inc. — LaGuardia Project), AMT, 9%, 12/01/10	3,980	3,939,563

		18,289,353

North Carolina — 1.6%
Gaston County, North Carolina, Industrial Facilities and Pollution Control Financing Authority, Revenue Bonds (National Gypsum Company Project), AMT, 5.75%, 8/01/35	7,500	3,947,025

Ohio — 2.8%
Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Bonds, Series A-2, 6.50%, 6/01/47	1,190	743,298
Ohio State Air Quality Development Authority, Revenue Refunding Bonds (Dayton Power and Light Company Project), Series B, 4.80%, 1/01/34 (j)(o)	6,390	6,228,461

		6,971,759

Oklahoma — 1.3%
Tulsa, Oklahoma, Municipal Airport Trust, Revenue Refunding Bonds, Series A, 7.75%, 6/01/35	3,925	3,342,491

Pennsylvania — 6.5%
Monroe County, Pennsylvania, Hospital Authority Revenue Bonds (Pocono Medical Center), 6%, 1/01/14 (d)	5,000	5,875,950
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, AMT, Series A:
(Amtrak Project), 6.375%, 11/01/41	5,175	3,768,383
(Reliant Energy), 6.75%, 12/01/36	8,425	6,677,150

		16,321,483

South Carolina — 6.7%
Greenwood County, South Carolina, Hospital Facilities Revenue Bonds (Self Memorial Hospital):
5.50%, 10/01/26	3,280	2,942,094
5.50%, 10/01/31	3,250	2,742,545
South Carolina Jobs EDA, Hospital Facilities Revenue Bonds (Georgetown Memorial Hospital), 5.375%, 2/01/30 (n)	3,750	3,036,300
South Carolina Jobs EDA, Hospital Facilities Revenue Refunding Bonds (Palmetto Health Alliance):
Series A, 6.25%, 8/01/31	2,640	2,312,561
Series C, 6.875%, 8/01/13 (d)	4,450	5,273,028
South Carolina Jobs EDA, Hospital Facilities Revenue Refunding Bonds (Palmetto Health Alliance), Series C, 6.875%, 8/01/13 (d)	550	657,338

		16,963,866

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	27

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Tennessee — 4.1%
Knox County, Tennessee, Health, Educational and Housing Facilities Board, Hospital Facilities Revenue Refunding Bonds (Covenant Health), Series A, 5.77%, 1/01/21 (a)(c)	$20,405	$10,437,361

Texas — 23.2%
Brazos River Authority, Texas, PCR, Refunding, AMT:
(TXU Energy Company LLC Project), Series A, 8.25%, 10/01/30	2,400	1,404,024
(TXU Energy Company Project), Series C, 5.75%, 5/01/36	2,400	1,635,432
Dallas-Fort Worth, Texas, International Airport, Joint Revenue Bonds, AMT, Series B, 6%, 11/01/23 (k)	2,000	2,003,500
Gulf Coast Waste Disposal Authority, Texas, Revenue Refunding Bonds (International Paper Company), AMT, Series A, 6.10%, 8/01/24	17,500	12,369,000
Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Third Lien, Series A-3, 5.96%, 11/15/36 (a)(k)	25,375	2,764,860
Lower Colorado River Authority, Texas, Revenue Refunding Bonds (k):
5%, 5/15/13 (d)	30	33,861
5%, 5/15/31	1,270	1,187,488
Series A, 5%, 5/15/13 (d)	5	5,643
Montgomery County, Texas, Municipal Utility District Number 46, Waterworks and Sewer System, GO, 4.75%, 3/01/30 (k)	930	861,198
North Texas Tollway Authority, System Revenue Refunding Bonds, Second Tier, Series F, 6.125%, 1/01/31	6,790	6,704,853
San Antonio Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, 5.50%, 8/01/24	3,600	2,765,016
Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds (l):
6.08%, 8/15/36 (a)	73,370	10,597,563
6.09%, 8/15/37 (a)	65,000	8,702,200
6.09%, 8/15/38 (a)	27,600	3,423,504
First Tier, Series A, 5%, 8/15/42	4,575	3,765,591

		58,223,733

Virginia — 3.3%
Halifax County, Virginia, IDA, Exempt Facility Revenue Refunding Bonds (Old Dominion Electric Cooperative Project), AMT, 5.625%, 6/01/28 (l)	9,000	8,186,760

Washington — 2.3%
King County, Washington, Sewer Revenue Refunding Bonds, 5%, 1/01/36 (c)	1,960	1,931,384
Washington State Health Care Facilities Authority, Revenue Refunding Bonds (Providence Health System), Series A, 4.625%, 10/01/34 (j)(k)	4,820	3,958,425

		5,889,809

Wisconsin — 1.3%
Wisconsin State Health and Educational Facilities Authority Revenue Bonds (Aurora Health Care, Inc.), 6.40%, 4/15/33	3,930	3,187,387

Municipal Bonds	Par (000)	Value

Wyoming — 0.6%
Wyoming Municipal Power Agency, Power Supply Revenue Bonds Series A:
5.50%, 1/01/33	$800	$761,216
5.50%, 1/01/38	750	703,665

		1,464,881

Multi-State — 5.1%
Charter Mac Equity Issuer Trust (i)(p):
5.75%, 4/30/15	1,000	1,014,150
6%, 4/30/15	5,000	5,129,250
6%, 4/30/19	3,500	3,543,715
6.30%, 4/30/19	3,000	3,052,920

		12,740,035

Puerto Rico — 1.7%
Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Refunding Bonds, Series N, 5.25%, 7/01/36 (e)	4,370	4,234,093

Total Municipal Bonds — 152.8%		384,280,201

Municipal Bonds Transferred to
Tender Option Bond Trusts (q)

Alabama — 1.0%
Birmingham, Alabama, Special Care Facilities Financing Authority, Revenue Refunding Bonds (Ascension Health Credit), Series C-2, 5%, 11/15/36	2,519	2,378,189

Colorado — 2.5%
Colorado Health Facilities Authority Revenue Bonds (Catholic Health) (c):
Series C-3, 5.10%, 10/01/41	4,230	3,747,949
Series C-7, 5%, 9/01/36	2,710	2,403,553

		6,151,502

Connecticut — 4.1%
Connecticut State Health and Educational Facilities Authority Revenue Bonds (Yale University):
Series T-1, 4.70%, 7/01/29	5,170	5,215,910
Series X-3, 4.85%, 7/01/37	5,130	5,143,646

		10,359,556

Massachusetts — 1.2%
Massachusetts State Water Resource Authority, General Revenue Refunding Bonds, Series A, 5%, 8/01/41	3,150	3,110,026

New York — 1.1%
New York State Environmental Facilities Corporation, State Clean Water and Drinking Revenue Bonds (New York City Water Project), Series B, 5%, 6/15/31	2,850	2,852,365

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments (concluded)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (q)	Par (000)	Value

Virginia — 3.9%
University of Virginia, Revenue Refunding Bonds, 5%, 6/01/40	$5,910	$5,983,875
Virginia State, HDA, Commonwealth Mortgage Revenue Bonds, Series H, Sub-Series H-1, 5.35%, 7/01/31 (k)	3,750	3,706,388

		9,690,263

Washington — 1.2%
Central Puget Sound Regional Transportation Authority, Washington, Sales and Use Tax Revenue Bonds, Series A, 5%, 11/01/32 (c)	3,029	3,004,241

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 15.0%		37,546,142

Total Long-Term Investments (Cost — $488,687,778) — 167.8%		421,826,343

Short-Term Securities	Shares

Money Market Fund — 4.9%
Merrill Lynch Institutional Tax-Exempt Fund, 0.66% (r)(s)	12,306,778	12,306,778

Total Short-Term Securities (Cost — $12,306,778) — 4.9%		12,306,778

Total Investments (Cost — $500,994,556*) — 172.7%		434,133,121
Other Assets Less Liabilities — 1.7%		4,266,517
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (8.3)%		(20,890,788)
Preferred Shares, at Redemption Value — (66.1)%		(166,069,056)

Net Assets Applicable to Common Shares — 100.0%		$251,439,794

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$479,324,405

Gross unrealized appreciation	$9,448,569
Gross unrealized depreciation	(75,468,224)

Net unrealized depreciation	$(66,019,655)

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	ACA Insured.

(c)	FSA Insured.

(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Assured Guaranty Insured.

(f)	XL Capital Insured.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Non-income producing security

(i)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(j)	FGIC Insured.

(k)	NPFGC Insured.

(l)	AMBAC Insured.

(m)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods.

(n)	Radian Insured.

(o)	BHAC Insured.

(p)

Security represents a beneficial interest in a trust. The collateral deposited into the Trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and it subject to mandatory redemption at maturity.

(q)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(r)	Represents the current yield as of report date.

(s)	Investments in companies considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

Merrill Lynch Institutional Tax-Exempt Fund	9,605,757	$76,285

•

Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of February 28, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$12,306,778
Level 2	421,826,343
Level 3	—

Total	$434,133,121

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	29

Schedule of Investments February 28, 2009 (Unaudited)	BlackRock MuniHoldings Insured Investment Fund (MFL)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California — 1.2%

County/City/Special District/School District — 1.2%
Los Angeles, California, Unified School District, GO:
Series D, 5.25%, 7/01/25	$3,485	$3,557,279
Series I, 5%, 1/01/34	2,400	2,304,216

Total Municipal Bonds in California		5,861,495

District of Columbia — 0.4%

Education — 0.4%
District of Columbia, University Revenue Refunding Bonds (Georgetown University), Series D, 5.50%, 4/01/36 (a)	1,730	1,772,662

Total Municipal Bonds in the District of Columbia		1,772,662

Florida — 114.3%

Corporate — 0.6%
Collier County, Florida, IDA, IDR, Refunding (Southern States Utilities), AMT, 6.50%, 10/01/25	900	731,079
Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric Company Project), Series B, 5.15%, 9/01/25	2,100	2,082,759

		2,813,838

County/City/Special District/School District — 32.6%
Alachua County, Florida, School Board, COP, 5.25%, 7/01/29 (b)	6,600	6,065,796
Beacon Tradeport Community Development District, Florida, Special Assessment Revenue Refunding Bonds (Commercial Project), Series A, 5.625%, 5/01/32 (c)	2,940	2,282,263
Broward County, Florida, School Board, COP, Series A, 5.25%, 7/01/33 (d)	4,870	4,707,342
Cape Coral, Florida, Special Obligation Revenue Bonds, 5%, 10/01/30 (e)	3,000	2,870,040
Clay County, Florida, School Board, COP (Master Lease Program), 5.75%, 7/01/10 (e)(f)	1,320	1,416,901
Deltona, Florida, Transportation Capital Improvement Revenue Bonds, 5.125%, 10/01/26 (e)	2,000	1,911,680
Hernando County, Florida, School Board, COP, 5%, 7/01/30 (e)	5,390	4,745,571
Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement Bonds, 5.25%, 10/01/32 (e)(g)	7,305	7,093,009
Jacksonville, Florida, Sales Tax Revenue Bonds (b):
5.50%, 10/01/16	2,000	2,149,620
5.50%, 10/01/18	3,800	4,023,592
Lee County, Florida, Capital Revenue Bonds, 5.25%, 10/01/23 (b)	4,225	4,345,075
Leesburg, Florida, Capital Improvement Revenue Bonds (e)(g):
5.25%, 10/01/27	1,605	1,615,737
5.25%, 10/01/34	3,425	3,354,000
Miami-Dade County, Florida, GO (Parks Program), 6%, 11/01/24 (e)(g)	6,705	6,893,343
Miami-Dade County, Florida, IDA, IDR (BAC Funding Corporation Project), Series A, 5.25%, 10/01/20 (b)	3,280	3,421,794

Municipal Bonds	Par (000)	Value

Florida (continued)

County/City/Special District/School District (concluded)
Miami-Dade County, Florida, School Board, COP, Refunding, Series B, 5.25%, 5/01/30 (h)	$6,625	$6,491,771
Orange County, Florida, School Board, COP, 5.50%, 8/01/25 (b)	1,300	1,361,958
Orlando, Florida, Senior Tourist Development Tax Revenue Bonds (6th Cent Contract Payments), Series A, 5.25%, 11/01/38 (h)	10,250	10,142,683
Osceola County, Florida, Infrastructure Sales Surplus Tax Revenue Bonds, 5.375%, 10/01/18 (b)	3,155	3,359,665
Osceola County, Florida, Tourist Development Tax Revenue Bonds, Series A, 5.50%, 10/01/27 (e)(g)	5,560	5,489,610
Palm Beach County, Florida, School Board, COP, Refunding, Series B, 5.375%, 8/01/17 (b)	6,115	6,357,276
Palm Beach County, Florida, School Board, COP, Series A:
6%, 8/01/10 (f)(g)	5,070	5,470,023
6.25%, 8/01/10 (f)(g)	13,205	14,293,488
5%, 8/01/31 (d)	13,500	12,718,485
Saint Johns County, Florida, Sales Tax Revenue Bonds (b):
Series A, 5.25%, 10/01/28	1,375	1,353,440
Series A, 5.25%, 10/01/31	1,355	1,332,046
Series A, 5.25%, 10/01/34	2,000	1,948,260
Series B, 5.25%, 10/01/27	1,430	1,423,208
Series B, 5.25%, 10/01/32	690	674,717
Saint Johns County, Florida, Transportation Improvement Revenue Bonds, 5.125%, 10/01/32 (b)	3,250	3,139,793
Saint Lucie County, Florida, School Board, COP, 6.25%, 7/01/10 (d)(f)	4,055	4,381,387
Saint Lucie County, Florida, School Board, COP, Refunding (d):
Series A, 5.50%, 7/01/18	1,495	1,595,030
Series C, 5.50%, 7/01/18	1,170	1,248,285
Taylor County, Florida, Sales Tax Revenue Bonds, 6%, 10/01/10 (f)(g)	3,835	4,131,139
Village Center Community Development District, Florida, Recreational Revenue Bonds, Series A (d):
5.375%, 11/01/34	10,775	9,476,505
5.125%, 11/01/36	1,750	1,470,088
Village Center Community Development District, Florida, Utility Revenue Bonds, 5.25%, 10/01/23 (e)	3,000	2,652,810

		157,407,430

Education — 11.0%
Broward County, Florida, Educational Facilities Authority Revenue Bonds (Nova Southeastern University), 5%, 4/01/31 (h)	8,000	7,719,600
Florida Higher Educational Facilities Financing Authority Revenue Bonds (Flagler College, Inc. Project), 5.25%, 11/01/36 (i)	12,000	9,494,280
Florida State Board of Regents, Housing Revenue Bonds (University of Central Florida), 5.25%, 10/01/26 (e)(g)	2,200	2,189,880
Miami-Dade County, Florida, Educational Facilities Authority Revenue Bonds (University of Miami), Series A, 6%, 4/01/10 (b)(f)	19,425	20,727,058

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments (continued)	BlackRock MuniHoldings Insured Investment Fund (MFL)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida (continued)

Education (concluded)
Saint Johns County, Florida, IDA, IDR, Refunding (Professional Golf Project) (e):
5.50%, 9/01/15	$1,275	$1,365,079
5.50%, 9/01/16	1,345	1,440,024
5.50%, 9/01/17	1,420	1,520,323
5.50%, 9/01/18	1,500	1,592,340
Tallahassee, Florida, Lease Revenue Bonds (Florida State University Project), Series A (e):
5.25%, 8/01/23	2,800	2,818,872
5.375%, 8/01/26	1,000	1,007,980
Volusia County, Florida, IDA, Student Housing Revenue Bonds (Stetson University Project), Series A (j):
5%, 6/01/25	2,075	1,795,186
5%, 6/01/35	1,740	1,334,493

		53,005,115

Health — 7.5%
Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds (Baptist Medical Center Project), 5%, 8/15/37 (d)	13,300	11,893,392
Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series A, 5%, 4/01/32 (b)	8,860	6,761,952
Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Orlando Regional Healthcare):
6%, 12/01/12 (f)	9,220	10,604,752
Series A, 6.25%, 10/01/18 (e)	5,000	5,299,300
South Lake County, Florida, Hospital District Revenue Bonds (South Lake Hospital Inc.), 5.80%, 10/01/34	1,750	1,405,093

		35,964,489

Housing — 4.3%
Escambia County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds (Multi-County Program), AMT, Series A (e)(k):
6.30%, 10/01/20	80	81,333
6.375%, 10/01/26	305	310,231
Florida HFA, Homeowner Mortgage Revenue Refunding Bonds, AMT, Series 2 (e):
5.75%, 7/01/14	945	972,736
5.90%, 7/01/29	8,165	8,165,980
Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, AMT, Series 11, 5.95%, 1/01/32 (d)	5,915	5,892,523
Florida Housing Finance Corporation, Homeowner Mortgage Revenue Refunding Bonds, AMT, Series 4, 6.25%, 7/01/22 (d)	625	640,150
Florida Housing Finance Corporation, Housing Revenue Bonds (Waverly Apartments), AMT, Series C-1, 6.30%, 7/01/30 (d)	2,055	2,076,824
Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County Program), AMT, Series A-1, 7.20%, 3/01/33 (l)(m)	65	65,938
Lee County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series A-2, 6.30%, 3/01/29 (l)(m)(n)	210	213,501
Manatee County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Sub-Series 1, 6.25%, 11/01/28 (m)	310	315,068

Municipal Bonds	Par (000)	Value

Florida (continued)

Housing (concluded)
Miami-Dade County, Florida, HFA, M/F Mortgage Revenue Bonds (Marbrisa Apartments Project), AMT, Series 2A, 6%, 8/01/26 (d)	$2,185	$2,211,132

		20,945,416

State — 3.9%
Florida Municipal Loan Council Revenue Bonds, Series B (e):
5.375%, 11/01/25	1,285	1,290,770
5.375%, 11/01/30	4,150	3,958,187
Florida State Board of Education, Lottery Revenue Bonds, Series B, 6.25%, 7/01/10 (f)(g)	12,625	13,641,186

		18,890,143

Transportation — 31.0%
Hillsborough County, Florida, Aviation Authority Revenue Bonds, AMT, Series A, 5.50%, 10/01/38 (h)	10,655	9,675,486
Hillsborough County, Florida, Aviation Authority, Revenue Refunding Bonds, AMT, Series C, 5.75%, 10/01/26 (h)	2,875	2,832,019
Jacksonville, Florida, Port Authority Revenue Bonds, AMT, 6%, 11/01/38 (h)	11,760	11,472,468
Jacksonville, Florida, Port Authority, Seaport Revenue Bonds, AMT, 5.625%, 11/01/26 (e)	1,870	1,730,760
Lee County, Florida, Airport Revenue Bonds, AMT, Series A, 6%, 10/01/29 (d)	19,925	19,928,387
Miami-Dade County, Florida, Aviation Revenue Bonds, AMT, Series A:
5%, 10/01/33 (d)	10,010	8,559,551
5.125%, 10/01/35 (d)	11,105	9,584,281
(Miami International Airport), 6%, 10/01/24 (e)(g)	6,000	5,916,060
(Miami International Airport), 6%, 10/01/29 (e)(g)	10,000	9,457,700
Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International Airport), AMT, Series A, 5.50%, 10/01/41 (d)	11,400	10,283,712
Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds, Series B, 5.25%, 7/01/27 (e)(g)	8,995	9,019,286
Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Refunding Bonds, 5.125%, 7/01/25 (e)(g)	12,250	12,295,815
Miami-Dade County, Florida, IDA, IDR (Airis Miami II LLC Project), AMT, 6%, 10/15/19 (b)	5,100	5,121,624
Orlando-Orange County Expressway Authority, Florida, Expressway Revenue Bonds, Series B (b):
5%, 7/01/30	1,750	1,647,030
5%, 7/01/35	34,550	32,158,795

		149,682,974

Utilities — 23.4%
Emerald Coast, Florida, Utilities Authority, System Revenue Bonds (e)(g):
5.25%, 1/01/26	1,130	1,124,915
5.25%, 1/01/36	1,560	1,463,966
Jacksonville, Florida, Water and Sewer Revenue Bonds (United Water Florida Project), AMT, 6.35%, 8/01/25 (b)	1,500	1,499,865

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	31

Schedule of Investments (continued)	BlackRock MuniHoldings Insured Investment Fund (MFL)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida (concluded)

Utilities (concluded)
Miami Beach, Florida, Stormwater Revenue Bonds (e)(g):
5.75%, 9/01/16	$1,630	$1,716,537
5.25%, 9/01/20	1,000	1,025,200
5.25%, 9/01/25	4,400	4,406,116
5.375%, 9/01/30	1,910	1,842,768
Miami Beach, Florida, Water and Sewer Revenue Bonds (b):
5.625%, 9/01/18	2,690	2,846,531
5.75%, 9/01/25	10,600	10,906,234
Miami-Dade County, Florida, Solid Waste System Revenue Bonds (d):
5.50%, 10/01/15	2,945	3,153,800
5.50%, 10/01/16	3,105	3,325,144
5.25%, 10/01/30 (e)	8,800	8,698,712
Nassau County, Florida, Water and Sewer System Revenue Bonds, 5.125%, 9/01/33 (e)	5,175	4,982,800
Panama City, Florida, Water and Sewer Revenue Bonds, Series B, 5.25%, 10/01/22 (e)	3,000	3,120,600
Port St. Lucie, Florida, Utility Revenue Bonds (e):
5.25%, 9/01/26	1,280	1,294,630
5.25%, 9/01/27	1,345	1,353,931
Saint Johns County, Florida, Ponte Vedra Utility System Revenue Bonds (d):
5%, 10/01/31	3,200	3,045,952
5%, 10/01/35	4,795	4,506,389
5%, 10/01/37	8,200	7,645,598
Saint Lucie, Florida, West Services District, Utility Revenue Bonds (e):
5.25%, 10/01/34	1,720	1,614,134
5%, 10/01/38	4,750	4,270,725
Saint Lucie, Florida, West Services District, Utility Revenue Refunding Bonds, Senior Lien, 6%, 10/01/22 (e)	3,250	3,418,090
Sunrise, Florida, Utility System Revenue Refunding Bonds, 5.20%, 10/01/22 (b)	2,250	2,271,555
Tampa Bay, Florida, Water Utility System Revenue Bonds, 6%, 10/01/11 (f)(g)	30,335	33,639,695

		113,173,887

Total Municipal Bonds in Florida		551,883,292

Georgia — 2.6%

Transportation — 2.0%
Atlanta, Georgia, Airport Passenger Facility Charge and Subordinate Lien General Revenue Refunding Bonds, Series C, 5%, 1/01/33 (d)	9,700	9,423,065

Utilities — 0.6%
Fulton County, Georgia, Water and Sewer Revenue Bonds, 5.25%, 1/01/35 (e)(g)	3,000	3,003,600

Total Municipal Bonds in Georgia		12,426,665

Municipal Bonds	Par (000)	Value

Illinois — 1.4%

Transportation — 1.4%
Chicago, Illinois, Transit Authority, Capital Grant Receipts Revenue Bonds (Federal Transit Administration Section 5309 Formula Funds), Series A, 6%, 6/01/26 (h)	$6,315	$6,938,796

Total Municipal Bonds in Illinois		6,938,796

Kentucky — 0.9%

State — 0.9%
Kentucky State Property and Buildings Commission, Revenue Refunding Bonds (Project Number 93) (h):
5.25%, 2/01/27	400	410,572
5.25%, 2/01/28	4,000	4,074,200

Total Municipal Bonds in Kentucky		4,484,772

Louisiana — 0.3%

Transportation — 0.3%
New Orleans, Louisiana, Aviation Board Revenue Refunding Bonds (h):
Series A-1, 6%, 1/01/23	500	507,000
Series A-2, 6%, 1/01/23	720	730,080

Total Municipal Bonds in Louisiana		1,237,080

Michigan — 6.2%

Health — 1.3%
Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds (William Beaumont Hospital), 8.25%, 9/01/39	5,780	6,127,378

Utilities — 4.9%
Detroit, Michigan, Sewage Disposal System, Second Lien Revenue Bonds, Series A, 5.50%, 7/01/36 (a)(g)	17,000	17,284,240
Detroit, Michigan, Sewage Disposal System, Second Lien Revenue Refunding Bonds, Series E, 5.75%, 7/01/31 (a)(g)	6,000	6,254,880

		23,539,120

Total Municipal Bonds in Michigan		29,666,498

Minnesota — 2.2%

Health — 2.2%
Minneapolis, Minnesota, Health Care System, Revenue Refunding Bonds (Fairview Health Services), Series B, 6.50%, 11/15/38 (h)	9,900	10,567,359

Total Municipal Bonds in Minnesota		10,567,359

Nevada — 1.8%

County/City/Special District/School District — 1.8%
Clark County, Nevada, Water Reclamation District, Limited Tax, GO, 6%, 7/01/38	8,000	8,535,440

Total Municipal Bonds in Nevada		8,535,440

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments (continued)	BlackRock MuniHoldings Insured Investment Fund (MFL)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey — 1.0%

State — 1.0%
New Jersey EDA, School Facilities Construction Revenue Bonds, Series Z, 6%, 12/15/34 (g)	$4,350	$4,659,372

Total Municipal Bonds in New Jersey		4,659,372

New York — 5.0%

County/City/Special District/School District — 1.1%
New York City, New York, City Transitional Finance Authority, Building Aid Revenue Bonds, Series S-3, 5.25%, 1/15/39	5,625	5,427,506

State — 2.8%
New York State Dormitory Authority, State Personal Income Tax Revenue Bonds (Education), Series B, 5.25%, 3/15/38	13,500	13,667,940

Utilities — 1.1%
New York City, New York, City Municipal Water Finance Authority, Second General Resolution, Water and Sewer System Revenue Bonds, Series FF-2, 5.50%, 6/15/40	5,000	5,164,350

Total Municipal Bonds in New York		24,259,796

Texas — 6.8%

County/City/Special District/School District — 0.8%
Dallas, Texas, Civic Center Revenue Refunding and Improvement Bonds, 5.25%, 8/15/38 (h)	4,000	3,929,280

Health — 0.7%
Harris County, Texas, Health Facilities Development Corporation, Hospital Revenue Refunding Bonds (Memorial Hermann Healthcare System), Series B, 7.25%, 12/01/35	1,500	1,569,135
Tarrant County, Texas, Cultural Education Facilities Financing Corporation, Revenue Refunding Bonds (CHRISTUS Health), Series A, 6.50%, 7/01/37 (h)	1,770	1,865,846

		3,434,981

Transportation — 2.8%
North Texas Tollway Authority, System Revenue Refunding Bonds, First Tier (h):
Series A, 5.75%, 1/01/40	7,000	7,130,480
Series K-1, 5.75%, 1/01/38	6,400	6,554,048

		13,684,528

Utilities — 2.5%
San Antonio, Texas, Electric and Gas Revenue Refunding Bonds, Series A, 5.25%, 2/01/31	12,025	12,209,584

Total Municipal Bonds in Texas		33,258,373

Municipal Bonds	Par (000)	Value

Virginia — 1.0%

State — 1.0%
Virginia State Public School Authority, Special Obligation School Financing Bonds (Fluvanna County), 6.50%, 12/01/35	$4,300	$4,778,934

Total Municipal Bonds in Virginia		4,778,934

Puerto Rico — 0.5%

Education — 0.5%
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Revenue Bonds (University Plaza Project), Series A, 5.625%, 7/01/19 (d)	2,725	2,606,408

Total Municipal Bonds in Puerto Rico		2,606,408

Total Municipal Bonds — 145.6%		702,936,942

Municipal Bonds Transferred to Tender Option Bond Trusts (o)

District of Columbia — 0.7%

Utilities — 0.7%
District of Columbia, Water and Sewer Authority, Public Utility Revenue Refunding Bonds, 6%, 10/01/35 (e)	3,381	3,561,721

Florida — 8.1%

County/City/Special District/School District — 4.2%
Jacksonville, Florida, Sales Tax Revenue Bonds, 5%, 10/01/27	10,000	10,011,700
Polk County, Florida, School Board COP, Master Lease, Series A, 5.5%, 1/01/10 (c)	9,873	10,093,798

		20,105,498

Housing — 2.7%
Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County Program), AMT, Series A-2, 6%, 9/01/40 (k)(l)(m)	8,295	8,822,562
Manatee County, Florida, HFA, Homeowner Revenue Bonds, AMT, Series A, 5.9%, 9/01/40 (k)(l)(m)	4,353	4,301,696

		13,124,258

Utilities — 1.2%
Jacksonville Electric Authority, Florida, Saint John’s River Power Park System Revenue Bonds, Issue Three, Series 2, 5%, 10/01/37	6,080	5,702,250

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 8.8%		42,493,727

Total Long-Term Investments (Cost — $761,279,430) — 154.4%		745,430,669

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	33

Schedule of Investments (concluded)	BlackRock MuniHoldings Insured Investment Fund (MFL)
(Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)	Value

California — 2.1%

Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax Revenue Refunding Bonds, Proposition C, VRDN, Second Senior Series A, 6%, 3/05/09 (e)(p)	$10,000	$10,000,000

New York — 5.2%

Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, VRDN, Series D-1, 2.95%, 3/05/09 (d)(p)	24,900	24,900,000

Pennsylvania — 1.4%

Philadelphia, Pennsylvania, GO, Refunding, Series B, 3.50%, 3/05/09 (d)(p)	7,000	7,000,000

	Shares

Money Market Fund — 0.0%
CMA Florida Municipal Money Fund, 0.15% (q)(r)	84,900	84,900

Total Short-Term Securities (Cost — $41,984,900) — 8.7%		41,984,900

Total Investments (Cost — $803,264,330*) — 163.1%		787,415,569

Other Assets Less Liabilities — 3.4%		16,540,851

Liability for Trust Certificates, Including Interest Expense Payable — (5.2)%		(25,037,754)

Preferred Shares, at Redemption Value — (61.3)%		(296,163,223)

Net Assets Applicable to Common Shares — 100.0%		$482,755,443

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$779,511,418

Gross unrealized appreciation	$22,674,620
Gross unrealized depreciation	(39,611,822)

Net unrealized depreciation	$(16,937,202)

(a)	BHAC Insured.

(b)	AMBAC Insured.

(c)	Radian Insured.

(d)	FSA Insured.

(e)	NPFGC Insured.

(f)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(g)	FGIC Insured.

(h)	Assured Guaranty Insured.

(i)	XL Capital Insured.

(j)	CIFG Insured.

(k)	FHA Insured.

(l)	FNMA Collateralized.

(m)	GNMA Collateralized.

(n)	FHLMC Collateralized.

(o)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(p)

Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security. Rate shown is as of report date. This rate changes periodically based upon prevailing market rates.

(q)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA Florida Municipal Money Fund	(1,388,334)	$111,164

(r)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

•

Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of February 28, 2009 determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$84,900
Level 2	787,330,669
Level 3	—

Total	$787,415,569

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments February 28, 2009 (Unaudited)	BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 2.0%
Camden, Alabama, IDB, Exempt Facilities Revenue Bonds (Weyerhaeuser Company), Series A, 6.125%,12/01/13 (a)	$2,550	$2,994,541
Prattville, Alabama, IDB, Environmental Improvement Revenue Bonds (International Paper Company Projects), AMT, Series A, 4.75%, 12/01/30	6,500	3,323,385
Selma, Alabama, IDB, Environmental Improvement Revenue Refunding Bonds (International Paper Company Project), Series B, 5.50%, 5/01/20	5,000	3,704,350

		10,022,276

Arizona — 1.5%
Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools Project 1), Series A, 6.75%, 7/01/29	4,100	2,725,598
Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools Project):
Series E, 7.25%, 7/01/31	2,025	1,691,867
Series I, 6.10%, 7/01/24	490	382,445
Series I, 6.30%, 7/01/31	985	729,639
Pima County, Arizona, IDA, Education Revenue Refunding Bonds:
(Arizona Charter Schools Project), Series O, 5%, 7/01/26	1,545	1,030,546
(Arizona Charter Schools Project II), Series A, 6.75%, 7/01/21	940	828,977

		7,389,072

California — 10.4%
California HFA, Home Mortgage Revenue Bonds, AMT, Series K, 5.50%, 2/01/42	5,000	4,795,200
California State, GO, 5.50%, 4/01/30	10	10,039
California State Public Works Board, Lease Revenue Bonds:
(Department of Corrections), Series C, 5.50%, 6/01/22	5,000	5,055,600
(Department of Corrections), Series C, 5.50%, 6/01/23	6,000	6,050,160
(Department of Mental Health — Coalinga State Hospital), Series A, 5.125%, 6/01/29	11,075	9,699,374
California Statewide Communities Development Authority, Health Facility Revenue Bonds (Memorial Health Services), Series A, 6%, 10/01/23	5,240	5,281,134
Chula Vista, California, IDR (San Diego Gas and Electric Company), AMT, Series B, 5%, 12/01/27	1,250	1,082,400
Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue Bonds (a):
Series A-3, 7.875%, 6/01/13	10,725	13,083,535
Series A-4, 7.80%, 6/01/13	3,750	4,563,825
Series A-5, 7.875%, 6/01/13	1,425	1,738,372

		51,359,639

Colorado — 1.1%
Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series A-2:
6.60%, 5/01/28	450	444,267
7.50%, 4/01/31	160	170,920
Colorado Health Facilities Authority Revenue Bonds:
(Catholic Health Initiatives), Series D, 6.25%, 10/01/33	2,500	2,571,525
(Lutheran Medical Center), Series A, 5.25%, 6/01/34	3,000	2,237,040

		5,423,752

Municipal Bonds	Par (000)	Value

Connecticut — 0.3%
Mohegan Tribe Indians Gaming Authority, Connecticut, Public Improvement Revenue Refunding Bonds (Priority Distribution), 6.25%, 1/01/31	$2,810	$1,606,927

District of Columbia — 1.5%
District of Columbia, Water and Sewer Authority, Public Utility Revenue Refunding Bonds, Senior Lien, Series A, 5.50%, 10/01/39	7,500	7,560,750

Florida — 6.1%
Hillsborough County, Florida, IDA, Hospital Revenue Bonds (H. Lee Moffitt Cancer Center Project), Series A, 5.25%, 7/01/37	6,500	4,767,425
Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International Airport), AMT, 5%, 10/01/40 (b)(c)	10,000	8,349,900
Miami-Dade County, Florida, GO (Building Better Communities Program), Series B, 6.375%, 7/01/28	4,630	5,089,389
Miami-Dade County, Florida, IDA, Solid Waste Disposal Revenue Bonds (Waste Management, Inc. Project), Series 1, 7%, 12/01/18	3,200	3,199,520
Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist Health System), 5.625%, 11/15/12 (a)	7,600	8,518,460

		29,924,694

Georgia — 3.3%
Gainesville, Georgia, Redevelopment Authority, Educational Facilities Revenue Refunding Bonds (Riverside Military Academy), 5.125%, 3/01/37	1,100	554,499
Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series W:
6.60%, 1/01/18	4,585	5,324,881
6.60%, 1/01/18 (d)	250	290,867
Main Street Natural Gas, Inc., Georgia, Gas Project Revenue Bonds, Series A (e)(f):
6.25%, 7/15/33	1,165	349,500
6.375%, 7/15/38	3,270	981,000
Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds (Georgia College and State University Foundation), 5.625%, 9/01/14 (a)	$3,000	3,565,050
Monroe County, Georgia, Development Authority, PCR, Refunding (Oglethorpe Power Corporation-Scherer), Series A, 6.80%, 1/01/11	4,785	5,125,405

		16,191,202

Idaho — 0.0%
Idaho Housing Agency, S/F Mortgage Revenue Refunding Bonds, AMT, Series E-2, 6.90%, 1/01/27	160	160,158

Illinois — 12.9%
Chicago, Illinois, O’Hare International Airport, General Airport Revenue Bonds, Third Lien, AMT, Series B-2, 6%, 1/01/27 (g)	17,080	16,287,830
Chicago, Illinois, O’Hare International Airport, General Airport Revenue Refunding Bonds, Third Lien, AMT, Series A, 5.75%, 1/01/19 (g)	5,000	5,008,650
Chicago, Illinois, S/F Mortgage Revenue Bonds, AMT, Series C, 7%, 3/01/32 (h)(i)(j)	60	61,703
Hodgkins, Illinois, Environmental Improvement Revenue Bonds (Metro Biosolids Management LLC Project), AMT, 6%, 11/01/23	10,000	9,594,300

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	35

Schedule of Investments (continued)	BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois (concluded)
Illinois Development Finance Authority Revenue Bonds (Community Rehabilitation Providers Facilities), Series A, 6.50%, 7/01/22	$2,140	$1,978,152
Illinois Development Finance Authority, Revenue Refunding Bonds (Community Rehabilitation Providers Facilities), Series A, 6%, 7/01/15	370	362,345
Illinois State Finance Authority Revenue Bonds:
(Advocate Health Care Network), Series D, 6.50%, 11/01/38	9,700	9,986,538
(Community Rehabilitation Providers Facilities), 4.625%, 7/01/27	2,695	1,781,206
Illinois State Toll Highway Authority Revenue Bonds, Series B, 5.50%, 1/01/33	7,000	7,156,800
Kane and De Kalb Counties, Illinois, Community Unit School District Number 302, GO, 5.75%, 2/01/14 (a)(k)	30	35,143
McLean and Woodford Counties, Illinois, Community Unit School District Number 005, GO, Refunding, 6.25%, 12/01/14 (l)	1,005	1,112,163
Regional Transportation Authority, Illinois, Revenue Bonds:
Series A, 7.20%, 11/01/20 (m)	3,500	4,344,620
Series C, 7.75%, 6/01/20 (g)(k)	4,000	5,133,400
Will County, Illinois, School District Number 122 (New Lenox Elementary), GO, Series A (l):
6.50%, 11/01/10 (a)	395	429,752
6.50%, 11/01/13	505	542,466

		63,815,068

Indiana — 6.8%
Indiana Health and Educational Facilities Financing Authority, Hospital Revenue Bonds (Clarian Health Obligation), Series A, 5.25%, 2/15/40	8,980	6,654,180
Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 6.80%, 12/01/16	8,195	9,548,158
Indianapolis, Indiana, Local Public Improvement Bond Bank, Revenue Refunding Bonds, Series D, 6.75%, 2/01/14	15,335	17,220,285

		33,422,623

Kansas — 0.6%
Sedgwick and Shawnee Counties, Kansas, S/F Mortgage Revenue Bonds (Mortgage-Backed Securities Program), AMT, Series A-4, 5.95%, 12/01/33 (i)(j)	3,035	2,945,255

Kentucky — 2.9%
Louisville and Jefferson County, Kentucky, Metropolitan Government Health System, Revenue Refunding Bonds (Norton Healthcare, Inc.), 5.25%, 10/01/36	6,795	5,130,837
Louisville and Jefferson County, Kentucky, Metropolitan Government Parking Authority Revenue Bonds, Series A, 5.375%, 12/01/39	9,190	9,037,078

		14,167,915

Louisiana — 3.3%
Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan Missionaries of Our Lady Health System, Inc.), Series A:
5%, 8/15/33	8,720	6,649,610
5.25%, 8/15/36	11,660	9,536,714

		16,186,324

Municipal Bonds	Par (000)	Value

Maine — 0.3%
Portland, Maine, Housing Development Corporation, Senior Living Revenue Bonds (Avesta Housing Development Corporation Project), Series A:
5.70%, 8/01/21	$775	$613,909
6%, 2/01/34	1,190	829,490

		1,443,399

Maryland — 0.5%
Maryland State Community Development Administration, Department of Housing and Community Development, Residential Revenue Refunding Bonds, AMT, Series D, 4.90%, 9/01/42	3,250	2,735,102

Massachusetts — 10.9%
Boston, Massachusetts, Water and Sewer Commission Revenue Bonds, 9.25%, 1/01/11 (d)	2,035	2,251,137
Massachusetts Bay Transportation Authority, Revenue Refunding Bonds (General Transportation System), Series A, 7%, 3/01/19	3,010	3,672,080
Massachusetts State, HFA, Housing Revenue Bonds, AMT, Series A, 5.20%, 12/01/37	3,000	2,665,290
Massachusetts State, HFA, Housing Revenue Refunding Bonds, AMT, Series D, 4.85%, 6/01/40	3,000	2,461,740
Massachusetts State, HFA, S/F Housing Revenue Bonds, AMT, Series 130, 5%, 12/01/32	2,500	2,191,100
Massachusetts State Water Resource Authority Revenue Bonds, Series A, 6.50%, 7/15/19 (d)	30,000	37,090,500
Massachusetts State Water Resource Authority, Revenue Refunding Bonds, Series A, 6%, 8/01/10 (a)(k)	3,480	3,748,343

		54,080,190

Michigan — 7.0%
Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds (Mount Clemens General Hospital), Series B (a):
5.75%, 11/15/13	3,715	4,331,653
5.875%, 11/15/13	4,250	4,979,257
Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds:
(Crittenton Hospital), Series A, 5.625%, 3/01/27	1,900	1,603,980
(Oakwood Obligated Group), Series A, 5%, 7/15/25	2,000	1,630,360
Michigan State Hospital Finance Authority, Revenue Refunding Bonds:
(Henry Ford Health System), Series A, 5.25%, 11/15/46	7,950	5,826,157
(McLaren Health Care Corporation), 5.75%, 5/15/38	7,285	6,608,442
(Sinai Hospital), 6.70%, 1/01/26	1,000	751,810
(Trinity Health Credit Group), Series A, 6%, 12/01/20	4,200	4,326,000
Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds (William Beaumont Hospital), 8.25%, 9/01/39	4,100	4,346,410

		34,404,069

Minnesota — 0.3%
Saint Cloud, Minnesota, Health Care Revenue Refunding Bonds (Saint Cloud Hospital Obligation Group), Series A, 6.25%, 5/01/17 (l)	1,405	1,474,154

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments (continued)	BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Mississippi — 6.0%
Lowndes County, Mississippi, Solid Waste Disposal and PCR, Refunding (Weyerhaeuser Company Project):
Series A, 6.80%, 4/01/22	$9,160	$7,305,100
Series B, 6.70%, 4/01/22	4,500	3,546,720
Mississippi Business Finance Corporation, Mississippi, PCR, Refunding (System Energy Resources Inc. Project):
5.875%, 4/01/22	20,705	16,939,589
5.90%, 5/01/22	2,250	1,843,740

		29,635,149

Missouri — 0.5%
Missouri State Development Finance Board, Infrastructure Facilities Revenue Refunding Bonds (Branson), Series A, 5.50%, 12/01/32	2,600	2,072,824
Missouri State Housing Development Commission, S/F Mortgage Revenue Bonds (Homeowner Loan), AMT, Series A, 7.50%, 3/01/31 (i)(j)	180	192,285

		2,265,109

Montana — 1.2%
Forsyth, Montana, PCR, Refunding (Portland General Electric Company), Series A, 5.20%, 5/01/33	6,000	6,000,300

New Hampshire — 0.5%
New Hampshire Health and Education Facilities Authority, Revenue Refunding Bonds (Elliot Hospital), Series B, 5.60%, 10/01/22	2,675	2,639,824

New Jersey — 4.9%
New Jersey EDA, Cigarette Tax Revenue Bonds:
5.50%, 6/15/24	9,080	7,102,558
5.75%, 6/15/29	2,885	2,163,779
5.75%, 6/15/34	8,695	6,313,961
New Jersey State Housing and Mortgage Finance Agency Revenue Bonds, Series AA, 6.375%, 10/01/28	1,555	1,647,554
Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Bonds, 7%, 6/01/13 (a)	5,980	7,212,358

		24,440,210

New York — 5.1%
Metropolitan Transportation Authority, New York, Revenue Bonds, Series C:
6.25%, 11/15/23	3,245	3,643,681
6.50%, 11/15/28	14,925	16,430,783
New York City, New York, City Municipal Water Finance Authority, Second General Resolution, Water and Sewer System Revenue Bonds, Series FF-2, 5.50%, 6/15/40	4,150	4,286,410
New York City, New York, GO, Refunding, Series A, 6.375%, 5/15/14 (k)	965	1,025,872

		25,386,746

North Carolina — 1.4%
Gaston County, North Carolina, Industrial Facilities and Pollution Control Financing Authority, Revenue Bonds (National Gypsum Company Project), AMT, 5.75%, 8/01/35	4,105	2,160,338
Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, 5%, 6/01/39	5,000	5,023,550

		7,183,888

Ohio — 3.5%
Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Bonds, Series A-2, 6.50%, 6/01/47	27,500	17,177,050

Municipal Bonds	Par (000)	Value

Oklahoma — 0.6%
Tulsa County, Oklahoma, Home Finance Authority, S/F Mortgage Revenue Refunding Bonds, AMT, Series C, 5.25%, 12/01/38 (i)	$3,345	$2,861,447

Pennsylvania — 1.7%
Pennsylvania State Higher Education Assistance Agency Revenue Bonds, Capital Acquisition, 6.125%, 12/15/10 (a)(g)	2,440	2,656,013
Philadelphia, Pennsylvania, Authority for Industrial Development, Senior Living Revenue Bonds:
(Arbor House Inc. Project), Series E, 6.10%, 7/01/33	1,000	708,700
(Rieder House Project), Series A, 6.10%, 7/01/33	1,355	960,289
Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Bonds (Guthrie Healthcare System), Series B, 7.125%, 12/01/11 (a)	1,630	1,984,036
Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds (Guthrie Healthcare System), Series A:
6.25%, 12/01/11 (a)	1,340	1,517,416
6.25%, 12/01/18	410	421,960

		8,248,414

South Carolina — 0.9%
Georgetown County, South Carolina, Environmental Improvement Revenue Refunding Bonds (International Paper Company Project), AMT, Series A, 5.55%, 12/01/29	1,000	600,000
Richland County, South Carolina, Environmental Improvement Revenue Refunding Bonds (International Paper), AMT, 6.10%, 4/01/23	5,000	3,629,050

		4,229,050

South Dakota — 0.5%
South Dakota State Health and Educational Facilities Authority Revenue Bonds (Sanford Health), 5%, 11/01/40	2,605	2,277,109

Tennessee — 0.5%
Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital Revenue Refunding Bonds (Methodist Healthcare), 6.50%, 9/01/12 (a)	2,370	2,741,213

Texas — 15.2%
Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company LLC Project), AMT, Series A, 7.70%, 4/01/33	3,055	1,680,250
Brazos River, Texas, Harbor Navigation District, Brazoria County Environmental Revenue Refunding Bonds (Dow Chemical Company Project), AMT, Series A-7, 6.625%, 5/15/33	11,460	8,232,062
Dallas, Texas, Civic Center Revenue Refunding and Improvement Bonds, 5.25%, 8/15/34 (b)	5,000	4,930,800
Dallas-Fort Worth, Texas, International Airport, Joint Revenue Bonds, AMT (g):
Series B, 6.25%, 11/01/28	4,500	4,502,880
Series C, 6.25%, 11/01/28	1,500	1,500,960
Dallas-Fort Worth, Texas, International Airport, Joint Revenue Refunding Bonds, AMT, Sub-Series A-2, 6.10%, 11/01/24 (g)	1,000	1,001,660
Guadalupe-Blanco River Authority, Texas, Sewage and Solid Waste Disposal Facility Revenue Bonds (E. I. du Pont de Nemours and Company Project), AMT, 6.40%, 4/01/26	10,250	9,535,575

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	37

Schedule of Investments (continued)	BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (concluded)
Gulf Coast Waste Disposal Authority, Texas, Revenue Refunding Bonds (International Paper Company), AMT, Series A, 6.10%, 8/01/24	$6,000	$4,240,800
Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Senior Lien, Series G, 5.75%, 11/15/20 (g)	5,500	5,321,635
Harris County, Texas, Health Facilities Development Corporation, Hospital Revenue Refunding Bonds (Memorial Hermann Healthcare System), Series B:
7.125%, 12/01/31	3,500	3,653,230
7.25%, 12/01/35	5,400	5,648,886
Houston, Texas, Industrial Development Corporation Revenue Bonds (Air Cargo), AMT, 6.375%, 1/01/23	1,790	1,390,723
Judson, Texas, Independent School District, School Building, GO, 5%, 2/01/37 (b)	3,000	2,929,290
Mansfield, Texas, Independent School District, GO, Refunding, 6.625%, 2/15/15	155	162,564
Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds (Centerpoint Energy Project), 5.60%, 3/01/27	9,355	7,983,276
Midway, Texas, Independent School District, GO, Refunding, 6.125%, 8/15/14	5,225	5,559,348
Port Corpus Christi, Texas, Revenue Refunding Bonds (Celanese Project), Series A, 6.45%, 11/01/30	2,700	1,654,857
Red River Authority, Texas, PCR, Refunding (Celanese Project), AMT, Series B, 6.70%, 11/01/30	5,000	2,846,300
Texas State University, System Financing Revenue Refunding Bonds, 5.25%, 3/15/27	2,450	2,530,091

		75,305,187

Vermont — 0.2%
Vermont Educational and Health Buildings Financing Agency, Developmental and Mental Health Revenue Bonds (Howard Center for Human Services), Series A, 6.375%, 6/15/22	1,000	927,590

Virginia — 1.5%
Chesterfield County, Virginia, IDA, PCR (Virginia Electric and Power Company), Series A, 5.875%, 6/01/17	1,425	1,478,238
Fairfax County, Virginia, EDA, Residential Care Facilities, Mortgage Revenue Refunding Bonds (Goodwin House, Inc.):
5.125%, 10/01/37	2,000	1,303,400
5.125%, 10/01/42	7,015	4,467,853

		7,249,491

Washington — 7.0%
Energy Northwest, Washington, Electric Revenue Refunding Bonds (Columbia Generating), Series B, 6%, 7/01/18 (m)	7,015	7,630,636
Seattle, Washington, Housing Authority Revenue Bonds (Replacement Housing Project), 6.125%, 12/01/32	2,305	1,780,313
Washington State Health Care Facilities Authority, Revenue Refunding Bonds (Catholic Health Initiatives), Series D, 6.375%, 10/01/36	7,000	7,188,860
Washington State Public Power Supply System, Revenue Refunding Bonds (Nuclear Project Number 1), Series B, 7.125%, 7/01/16	14,320	18,068,403

		34,668,212

Municipal Bonds	Par (000)	Value

Wisconsin — 2.9%
Milwaukee, Wisconsin, Revenue Bonds (Air Cargo), AMT, 6.50%, 1/01/25	$1,720	$1,328,648
Wisconsin Housing and EDA, Home Ownership Revenue Refunding Bonds, AMT, Series A, 5.625%, 3/01/31	5,855	5,616,175
Wisconsin State Health and Educational Facilities Authority, Mortgage Revenue Bonds (Hudson Memorial Hospital), 5.70%, 1/15/29 (n)	4,500	4,323,960
Wisconsin State Health and Educational Facilities Authority Revenue Bonds (SynergyHealth Inc.), 6%, 11/15/32	3,040	2,839,725

		14,108,508

U.S. Virgin Islands — 1.3%
Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa Coker Project), AMT, 6.50%, 7/01/21	8,000	6,232,080

Total Municipal Bonds — 127.1%		627,889,146

Municipal Bonds Transferred to Tender Option Bond Trusts (o)

Connecticut — 2.5%
Connecticut State Health and Educational Facilities Authority Revenue Bonds (Yale University), Series Z-3, 5.05%, 7/01/42	12,000	12,170,520

Illinois — 8.9%
Chicago, Illinois, Water Revenue Refunding Bonds, Second Lien, 5.25%, 11/01/33 (l)	1,330	1,336,490
Illinois Finance Authority, Revenue Bonds (University of Chicago), Series B, 6.25, 7/01/38	10,000	10,814,700
Kane and De Kalb Counties, Illinois, Community Unit School District Number 302, GO (k):
5.75%, 2/01/18	2,975	3,485,034
5.75%, 2/01/19	2,710	3,174,602
5.75%, 2/01/21	4,775	5,593,626
Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue Refunding Bonds (McCormick Place Expansion Project), Series B, 5.75%, 6/15/23 (g)	18,554	19,419,945

		43,824,397

Massachusetts — 4.1%
Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds, Series A, 5%, 8/15/30 (l)	20,000	20,208,600

Maryland — 0.9%
Maryland State Transportation Authority, Transportation Facilities Projects Revenue Bonds, 5%, 7/01/41 (l)	4,710	4,723,659

New York — 4.8%
New York City, New York, City Municipal Water Finance Authority, Water and Sewer System, Revenue Refunding Bonds, Series DD,5%, 6/15/37	24,198	23,483,819

North Carolina — 2.6%
North Carolina Capital Facilities Finance Agency, Revenue Refunding Bonds (Duke University Project), Series A, 5%, 10/01/41	12,678	12,765,305

Ohio — 0.9%
Ohio State Higher Educational Facilities Commission, Hospital — Revenue Bonds (University Hospitals Health System), Series A, 5.25%, 01/01/33	4,400	4,226,288

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments (concluded)	BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (o)	Par (000)	Value

Texas — 7.4%
Harris County, Texas, Health Facilities Development Corporation Revenue Refunding Bonds (School Health Care System), Series B, 5.75%, 7/01/27	$20,970	$23,222,178
Texas State Department of Housing and Community Affairs, S/F Mortgage Revenue Bonds, AMT, Series B, 5.25%, 9/01/32 (h)(i)(j)	8,503	7,695,314
Texas State University, System Financing Revenue Refunding Bonds, 5%, 3/15/30 (l)	5,667	5,669,805

		36,587,297

Washington — 10.6%
Central Puget Sound Regional Transportation Authority, Washington, Sales and Use Tax Revenue Bonds, Series A:
5%, 11/01/32 (l)	14,007	13,890,896
5%, 11/01/34	5,000	4,934,250
5%, 11/01/36	6,000	5,921,100
Energy Northwest, Washington, Electric Revenue Refunding Bonds (g):
(Columbia Generating), Series A, 5.75%, 7/01/18	10,660	11,568,019
(Project Number 1), Series B, 6%, 7/01/17	14,700	16,278,045

		52,592,310

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 42.7%		210,582,195

Total Long-Term Investments (Cost — $887,282,431) — 169.8%		838,471,341

Short-Term Securities

Pennsylvania — 5.0%
Philadelphia, Pennsylvania, GO, Refunding, VRDN, Series B, 3.50%, 8/01/31 (l)(p)	25,000	25,000,000

	Shares

Money Market Fund — 4.7%
Merrill Lynch Institutional Tax-Exempt Fund, 0.66% (q)(r)	23,018,515	23,018,515

Total Short-Term Securities (Cost — $48,018,515) — 9.7%		48,018,515

Total Investments (Cost — $935,300,946*) — 179.5%		886,489,856
Liabilities in Excess of Other Assets — (0.9)%		(4,560,682)
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (22.7)%		(112,322,329)
Preferred Shares, at Redemption Value — (55.9)%		(275,783,475)

Net Assets Applicable to Common Shares — 100.0%		$493,823,370

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2009 as computed for federal income tax purposes, were as follows:

Aggregate cost	$825,235,820

Gross unrealized appreciation	$37,266,484
Gross unrealized depreciation	(87,844,556)

Net unrealized depreciation	$(50,578,072)

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Assured Guaranty Insured.

(c)	XL Capital Insured.

(d)	Security is collateralized by Municipal or US Treasury Obligations.

(e)	Non-income producing security.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	NPFGC Insured.

(h)	FHLMC Collateralized.

(i)	GNMA Collateralized.

(j)	FNMA Collateralized.

(k)	FGIC Insured.

(l)	FSA Insured.

(m)	AMBAC Insured.

(n)	FHA Insured.

(o)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(p)

Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security. Rate shown is as of report date. This rate changes periodically based upon prevailing market rates.

(q)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

Merrill Lynch Institutional Tax-Exempt Fund	17,587,541	$249,211

(r)	Represents the current yield as of report date.

•

Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of February 28, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$23,018,515
Level 2	863,471,341
Level 3	—

Total	$886,489,856

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	39

Statements of Assets and Liabilities

February 28, 2009 (Unaudited)	BlackRock Insured Municipal Income Trust (BYM)	BlackRock Insured Municipal Income Investment Trust (BAF)	BlackRock Municipal Bond Trust (BBK)	BlackRock Municipal Bond Investment Trust (BIE)	BlackRock Municipal Income Trust II (BLE)	BlackRock MuniHoldings Insured Investment Fund (MFL)	BlackRock MuniVest Fund, Inc. (MVF)

Assets

Investments at value — unaffiliated[1]	$509,663,932	$177,375,715	$201,206,879	$70,924,481	$421,826,343	$787,330,669	$863,471,341
Investments at value — affiliated[2]	14,807,645	4,207,252	5,302,605	1,993,270	12,306,778	84,900	23,018,515
Cash	78,776	7,756	5,279	43,392	69,555	15,889,735	78,826
Investments sold receivable	—	491,323	—	199,953	—	3,085,972	150,000
Interest receivable	5,338,088	2,464,703	2,758,833	940,637	5,960,555	12,300,075	12,450,534
Income receivable — affiliated	305	82	120	25	279	341	219
Other assets	33,419	8,999	13,197	2,778	30,677	23,882	25,359
Prepaid expenses	36,546	12,095	14,850	4,422	32,351	24,345	25,236

Total assets	529,958,711	184,567,925	209,301,763	74,108,958	440,226,538	818,739,919	899,220,030

Accrued Liabilities

Investments purchased payable	—	—	3,083,644	1,898,565	—	12,209,584	14,099,367
Income dividends payable —Common Shares	1,599,068	506,575	749,975	229,334	1,527,675	2,090,555	2,660,632
Interest expense and fees payable	199,921	196,903	6,413	11,269	62,417	196,401	490,221
Investment advisory fees payable	187,103	65,016	72,332	25,206	152,976	314,984	344,381
Officers’ and Directors’/ Trustees’ fees payable	34,852	9,590	13,787	3,164	31,990	28,396	26,483
Other affiliates payable	—	1,192	1,317	537	3,400	5,735	5,870
Other accrued expenses payable	105,498	68,554	93,637	49,574	110,859	134,245	154,123

Total accrued liabilities	2,126,442	847,830	4,021,105	2,217,649	1,889,317	14,979,900	17,781,077

Other Liabilities

Trust certificates[3]	45,753,009	25,600,122	5,329,373	2,760,000	20,828,371	24,841,353	111,832,108

Total Liabilities	47,879,451	26,447,952	9,350,478	4,977,649	22,717,688	39,821,253	129,613,185

Preferred Shares at Redemption Value

$25,000 per share liquidation preference, plus unpaid dividends[4]	149,944,966	44,381,667	80,508,271	26,177,708	166,069,056	296,163,223	275,783,475

Net Assets Applicable to Common Shareholders	$332,134,294	$113,738,306	$119,443,014	$42,953,601	$251,439,794	$482,755,443	$493,823,370

Net Assets Applicable to Common Shareholders Consist of

Common Shares, par value per share[5,6,7]	$26,214	$8,734	$10,344	$3,333	$23,147	$3,766,766	$6,187,516
Paid-in capital in excess of par	372,078,562	123,914,893	147,095,553	47,234,601	329,002,631	539,920,000	569,512,900
Undistributed net investment income	3,287,214	1,032,122	1,172,141	387,484	2,035,881	4,469,879	4,864,353
Accumulated net realized loss	(13,415,848)	(2,331,505)	(4,938,559)	(1,614,181)	(12,760,430)	(49,552,441)	(37,930,309)
Net unrealized appreciation/depreciation	(29,841,848)	(8,885,938)	(23,896,465)	(3,057,636)	(66,861,435)	(15,848,761)	(48,811,090)

Net Assets Applicable to Common Shareholders	$332,134,294	$113,738,306	$119,443,014	$42,953,601	$251,439,794	$482,755,443	$493,823,370

Net asset value per common share	$12.67	$13.02	$11.55	$12.89	$10.86	$12.82	$7.98

[1] Investments at cost — unaffiliated	$539,505,780	$186,261,653	$225,103,344	$73,982,117	$488,687,778	$803,179,430	$912,282,431

[2] Investments at cost — affiliated	$14,807,645	$4,207,252	$5,302,605	$1,993,270	$12,306,778	$84,900	$23,018,515

[3] Represents short-term floating rate certificates issued by tender option bond trusts
[4] Preferred Shares outstanding:
Par value $0.001 per share	5,997	1,775	3,220	1,047	6,642	—	—

Par value $0.025 per share	—	—	—	—	—	—	9,080

Par value $0.10 per share	—	—	—	—	—	11,845	1,948

[5] Common Shares outstanding	26,214,222	8,734,048	10,344,487	3,333,337	23,146,588	37,667,658	61,875,156

[6] Common Shares authorized	unlimited	unlimited	unlimited	unlimited	unlimited	unlimited	160,000,000

[7] Par value per Common Share	$0.001	$0.001	$0.001	$0.001	$0.001	$0.10	$0.10

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Statements of Operations

Six Months Ended February 28, 2009 (Unaudited)	BlackRock Insured Municipal Income Trust (BYM)	BlackRock Insured Municipal Income Investment Trust (BAF)	BlackRock Municipal Bond Trust (BBK)	BlackRock Municipal Bond Investment Trust (BIE)	BlackRock Municipal Income Trust II (BLE)	BlackRock MuniHoldings Insured Investment Fund (MFL)	BlackRock MuniVest Fund, Inc. (MVF)

Investment Income

Interest	$14,032,577	$4,731,473	$6,487,048	$1,993,617	$14,058,277	$20,626,195	$23,875,178
Income — affiliated	58,684	29,367	44,749	24,448	79,201	112,732	250,903

Total income	14,091,261	4,760,840	6,531,797	2,018,065	14,137,478	20,738,927	24,126,081

Expenses

Investment advisory	1,437,365	496,185	660,792	231,949	1,213,389	2,172,573	2,167,860
Commissions for Preferred Shares	145,865	42,730	80,583	24,470	163,237	307,473	271,114
Professional	56,794	38,905	36,567	29,794	47,124	69,780	79,034
Accounting services	48,035	22,748	20,037	10,271	36,999	120,033	178,365
Printing	28,185	13,822	13,636	5,909	29,870	22,026	21,856
Transfer agent	14,864	10,159	13,395	11,051	25,135	41,692	45,701
Custodian	14,754	5,918	8,155	3,741	13,219	21,635	20,181
Officer and Directors/Trustees	13,500	3,876	2,748	1,526	9,305	29,502	19,906
Registration	4,714	4,846	5,013	4,772	4,971	7,138	12,780
Miscellaneous	44,732	25,098	28,296	23,058	44,734	63,492	60,750

Total expenses excluding interest expense and fees	1,808,808	664,287	869,222	346,541	1,587,983	2,855,344	2,877,547
Interest expense and fees[1]	666,353	340,301	83,639	24,881	300,903	499,782	1,370,439

Total expenses	2,475,161	1,004,588	952,861	371,422	1,888,886	3,355,126	4,247,986
Less fees waived by advisor	(313,938)	(115,464)	(209,325)	(81,221)	(234,791)	(345,476)	(40,909)

Total expenses after waiver	2,161,223	889,124	743,536	290,201	1,654,095	3,009,650	4,207,077

Net investment income	11,930,038	3,871,716	5,788,261	1,727,864	12,483,383	17,729,277	19,919,004

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(149,998)	(1,091,537)	(1,912,085)	(1,532,422)	(2,033,164)	(8,985,836)	1,798,492
Futures and forward interest rate swaps	(3,709,590)	(145,000)	(722,101)	—	(2,259,715)	—	—

	(3,859,588)	(1,236,537)	(2,634,186)	(1,532,422)	(4,292,879)	(8,985,836)	1,798,492

Net change in unrealized appreciation/depreciation on:
Investments	(33,822,697)	(9,679,712)	(23,103,586)	(5,034,171)	(61,839,792)	(17,983,080)	(59,937,497)
Futures and forward interest rate swaps	1,416,803	127,751	658,710	—	1,655,090	—	—

	(32,405,894)	(9,551,961)	(22,444,876)	(5,034,171)	(60,184,702)	(17,983,080)	(59,937,497)

Total realized and unrealized loss	(36,265,482)	(10,788,498)	(25,079,062)	(6,566,593)	(64,477,581)	(26,968,916)	(58,139,005)

Dividends to Preferred Shareholders From

Net investment income	(2,068,368)	(610,676)	(1,105,263)	(363,301)	(2,288,918)	(4,095,293)	(3,020,188)

Net Decrease in Net Assets Applicable to Common Shareholders Resulting from Operations	$(26,403,812)	$(7,527,458)	$(20,396,064)	$(5,202,030)	$(54,283,116)	$(13,334,932)	$(41,240,189)

[1]	Related to tender option bond trusts.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	41

Statements of Changes in Net Assets

	BlackRock Insured Municipal Income Trust (BYM)		BlackRock Insured Municipal Income Investment Trust (BAF)		BlackRock Municipal Bond Trust (BBK)

Increase (Decrease) in Net Assets:	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008

Operations

Net investment income	$11,930,038	$27,129,862	$3,871,716	$8,604,703	$5,788,261	$12,660,944
Net realized loss	(3,859,588)	(6,197,147)	(1,236,537)	(742,391)	(2,634,186)	(2,297,504)
Net change in unrealized appreciation/depreciation	(32,405,894)	(15,128,457)	(9,551,961)	(3,234,216)	(22,444,876)	(12,976,335)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(2,068,368)	(6,899,959)	(610,676)	(2,458,784)	(1,105,263)	(2,869,826)
Net realized gain	—	—	—	—	—	(311,386)

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations.	(26,403,812)	(1,095,701)	(7,527,458)	2,169,312	(20,396,064)	(5,794,107)

Dividends and Distributions to Common Shareholders From

Net investment income	(9,594,405)	(19,185,033)	(3,039,448)	(6,078,897)	(4,496,437)	(9,875,552)
Net realized gain on investments	—	—	—	—	—	(992,871)

Decrease in net assets resulting from dividends and distributions to Common Shareholders	(9,594,405)	(19,185,033)	(3,039,448)	(6,078,897)	(4,496,437)	(10,868,423)

Capital Share Transactions

Net increase in net assets from reinvestment of common dividends	—	138,005	—	—	219,417	879,073

Net Assets Applicable to Common Shareholders

Total decrease in net assets applicable to Common Shares	(35,998,217)	(20,142,729)	(10,566,906)	(3,909,585)	(24,673,084)	(15,783,457)
Beginning of period	368,132,511	388,275,240	124,305,212	128,214,797	144,116,098	159,899,555

End of period	$332,134,294	$368,132,511	$113,738,306	$124,305,212	$119,443,014	$144,116,098

End of period undistributed net investment income	$3,287,214	$3,019,949	$1,032,122	$810,530	$1,172,141	$985,580

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Statements of Changes in Net Assets (continued)

	BlackRock Municipal Bond Investment Trust (BIE)		BlackRock Municipal Income Trust II (BLE)		BlackRock MuniHoldings Insured Investment Trust (MFL)

Increase (Decrease) in Net Assets:	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008

Operations

Net investment income	$1,727,864	$3,849,371	$12,483,383	$27,108,667	$17,729,277	$37,928,372
Net realized gain (loss)	(1,532,422)	483,558	(4,292,879)	(3,332,951)	(8,985,836)	(5,413,818)
Net change in unrealized appreciation/depreciation	(5,034,171)	(2,151,902)	(60,184,702)	(31,008,627)	(17,983,080)	(17,228,007)
Dividends to Preferred Shareholders from net investment income	(363,301)	(1,016,308)	(2,288,918)	(6,838,458)	(4,095,293)	(12,122,435)

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(5,202,030)	1,164,719	(54,283,116)	(14,071,369)	(13,334,932)	3,164,112

Dividends to Common Shareholders From

Net investment income	(1,376,001)	(3,117,188)	(9,166,049)	(19,929,193)	(12,607,968)	(25,369,168)

Capital Share Transactions

Net increase in net assets from reinvestment of common dividends	—	100,448	—	1,326,612	—	—

Net Assets Applicable to Common Shareholders

Total decrease in net assets applicable to Common Shares	(6,578,031)	(1,852,021)	(63,449,165)	(32,673,950)	(25,942,900)	(22,205,056)
Beginning of period	49,531,632	51,383,653	314,888,959	347,562,909	508,698,343	530,903,399

End of period	$42,953,601	$49,531,632	$251,439,794	$314,888,959	$482,755,443	$508,698,343

End of period undistributed net investment income	$387,484	$398,922	$2,035,881	$1,007,465	$4,469,879	$3,443,863

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	43

Statements of Changes in Net Assets (concluded)

	BlackRock MuniVest Fund, Inc. (MVF)

Increase (Decrease) in Net Assets:	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008

Operations

Net investment income	$19,919,004	$41,678,359
Net realized gain (loss)	1,798,492	(10,353,747)
Net change in unrealized appreciation/depreciation	(59,937,497)	(18,206,890)
Dividends to Preferred Shareholders from net investment income	(3,020,188)	(11,038,935)

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(41,240,189)	2,078,787

Dividends to Common Shareholders From

Net investment income	(15,963,790)	(31,888,913)

Capital Share Transactions

Net increase in net assets from reinvestment of common dividends	—	1,758,887

Net Assets Applicable to Common Shareholders

Total decrease in net assets applicable to Common Shares	(57,203,979)	(28,051,239)
Beginning of period	551,027,349	579,078,588

End of period	$493,823,370	$551,027,349

End of period undistributed net investment income	$4,864,353	$3,929,327

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Statements of Cash Flows

Six Months Ended February 28, 2009 (Unaudited)	BlackRock Insured Municipal Income Trust (BYM)	BlackRock Insured Municipal Income Investment Trust (BAF)	BlackRock MuniVest Fund, Inc. (MVF)

Cash Provided by Operating Activities

Net decrease in net assets resulting from operations excluding dividends to Preferred Shareholders	$(24,335,444)	$(6,916,782)	$(38,220,001)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Increase in receivables	769,173	113,967	1,737,930
Increase (decrease) in prepaid expenses and other assets	21,521	5,721	(4,715)
Increase (decrease) in other liabilities	(190,927)	25,767	(203,392)
Net realized and unrealized gain (loss)	32,558,147	11,623,567	58,123,881
Amortization of premium and discount on investments	(2,178,569)	(312,083)	1,233,505
Proceeds from sales of long-term securities	71,120,649	45,790,827	180,017,526
Purchases of long-term securities	(20,680,055)	(38,291,413)	(138,106,410)
Net purchases of short-term investments	(12,146,581)	(2,428,507)	(23,632,541)

Cash provided for operating activities	44,937,914	9,611,064	40,945,783

Cash Used for Financing Activities

Cash receipts from trust certificates	3,908	380,124	27,898,687
Cash payments from trust certificates	(33,210,501)	(6,384,876)	(49,615,366)
Cash dividends paid to Common Shareholders	(9,594,405)	(3,039,448)	(15,963,790)
Cash dividends paid to Preferred Shareholders	(2,117,881)	(626,238)	(3,236,222)

Cash used for financing activities	(44,918,879)	(9,670,438)	(40,916,691)

Cash

Net increase (decrease) in cash	19,035	(59,374)	29,092
Cash at beginning of period	59,741	67,130	49,734

Cash at end of period	$78,776	$7,756	$78,826

Cash Flow Information

Cash paid for interest	$794,888	$298,983	$1,508,229

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	45

Financial Highlights	BlackRock Insured Municipal Income Trust (BYM)

	Six Months Ended February 28, 2009 (Unaudited)

		Year Ended August 31,

		2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$14.04	$14.82	$15.54	$15.61	$14.62	$13.64

Net investment income	0.46 [1]	1.04 [1]	1.03	1.03	1.03	1.06
Net realized and unrealized gain (loss)	(1.38)	(0.83)	(0.67)	(0.09)	1.07	0.94
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.08)	(0.26)	(0.28)	(0.26)	(0.17)	(0.08)
Net realized gain	—	—	(0.02)	—	—	—

Net increase (decrease) from investment operations	(1.00)	(0.05)	0.06	0.68	1.93	1.92

Dividends and distributions to Common Shareholders from:
Net investment income	(0.37)	(0.73)	(0.73)	(0.75)	(0.94)	(0.94)
Net realized gain	—	—	(0.05)	—	—	—

Total dividends and distributions	(0.37)	(0.73)	(0.78)	(0.75)	(0.94)	(0.94)

Net asset value, end of period	$12.67	$14.04	$14.82	$15.54	$15.61	$14.62

Market price, end of period	$11.50	$13.19	$14.35	$14.65	$15.43	$13.97

Total Investment Return[2]

Based on net asset value	(6.71)%[3]	(0.16)%	0.48%	4.92%	13.77%	14.61%

Based on market price	(9.87)%[3]	(3.13)%	3.20%	0.07%	17.69%	10.57%

Ratios to Average Net Assets Applicable to Common Shares

Total expenses after waiver and fees paid indirectly and excluding interest expense and fees[4,5]	0.94%[6]	0.86%	0.80%	0.84%	0.83%	0.84%

Total expenses after waiver and fees paid indirectly[5]	1.36%[6]	0.98%	0.80%	0.84%	0.83%	0.84%

Total expenses[5]	1.55%[6]	1.24%	1.12%	1.18%	1.15%	1.16%

Net investment income[5]	7.48%[6]	7.08%	6.67%	6.75%	6.83%	7.30%

Dividends paid to Preferred Shareholders	1.30%[6]	1.80%	1.79%	1.69%	1.09%	0.57%

Net investment income available to Common Shareholders	6.18%[6]	5.28%	4.88%	5.06%	5.74%	6.73%

Supplemental Data

Portfolio turnover	4%	39%	17%	60%	57%	57%

Net assets applicable to Common Shareholders, end of period (000)	$332,134	$368,133	$388,275	$407,338	$408,641	$382,265

Preferred Shares outstanding at liquidation preference, end of period (000)	$149,925	$149,925	$228,975	$228,975	$228,975	$228,975

Asset coverage per Preferred Share, end of period	$80,387	$86,398	$67,402	$69,485	$69,622	$66,739

[1]	Based on average shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.

[4]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[5]	Do not reflect the effect of dividends to Preferred Shareholders.

[6]	Annualized.

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Financial Highlights	BlackRock Insured Municipal Income Investment Trust (BAF)

	Six Months Ended February 28, 2009 (Unaudited)

		Year Ended August 31,

		2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$14.23	$14.68	$15.24	$15.26	$14.34	$13.74

Net investment income	0.44 [1]	0.99 [1]	1.01	1.02	1.02	1.02
Net realized and unrealized gain (loss)	(1.23)	(0.46)	(0.56)	(0.07)	0.96	0.64
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.07)	(0.28)	(0.31)	(0.26)	(0.16)	(0.07)
Net realized gain	—	—	—	—	—	(0.01)

Net increase (decrease) from investment operations	(0.86)	0.25	0.14	0.69	1.82	1.58

Dividends and distributions to Common Shareholders from:
Net investment income	(0.35)	(0.70)	(0.70)	(0.71)	(0.90)	(0.90)
Net realized gain	—	—	—	—	—	(0.08)

Total dividends and distributions	(0.35)	(0.70)	(0.70)	(0.71)	(0.90)	(0.98)

Net asset value, end of period	$13.02	$14.23	$14.68	$15.24	$15.26	$14.34

Market price, end of period	$10.87	$12.42	$13.55	$13.88	$15.30	$14.14

Total Investment Return[2]

Based on net asset value	(5.36)%[3]	2.22%	1.17%	5.16%	13.13%	11.87%

Based on market price	(9.48)%[3]	(3.35)%	2.54%	(4.48)%	15.03%	14.82%

Ratios to Average Net Assets Applicable to Common Shares

Total expenses after waiver and fees paid indirectly and excluding interest expense and fees[4,5]	1.01%[6]	0.91%	0.86%	0.90%	0.89%	0.91%

Total expenses after waiver and fees paid indirectly[5]	1.63%[6]	1.05%	0.86%	0.90%	0.89%	0.91%

Total expenses after waiver and before fees paid indirectly[5]	1.63%[6]	1.05%	0.87%	0.92%	0.90%	0.93%

Total expenses[5]	1.84%[6]	1.33%	1.19%	1.23%	1.22%	1.25%

Net investment income[5]	7.10%[6]	6.71%	6.70%	6.79%	6.85%	7.13%

Dividends paid to Preferred Shareholders	1.12%[6]	1.92%	2.05%	1.74%	1.06%	0.52%

Net investment income to Common Shareholders	5.98%[6]	4.79%	4.65%	5.05%	5.79%	6.61%

Supplemental Data

Portfolio turnover	22%	29%	13%	9%	2%	2%

Net assets applicable to Common Shareholders, end of period (000)	$113,738	$124,305	$128,215	$133,106	$133,221	$125,054

Preferred Shares outstanding at liquidation preference, end of period (000)	$44,375	$44,375	$76,000	$76,000	$76,000	$76,000

Asset coverage per Preferred Share, end of period	$89,082	$95,044	$67,187	$68,792	$68,826	$66,137

[1]	Based on average shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.

[4]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[5]	Do not reflect the effect of dividends to Preferred Shareholders.

[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	47

Financial Highlights	BlackRock Municipal Bond Trust (BBK)

	Six Months Ended February 28, 2009 (Unaudited)

		Year Ended August 31,

		2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$13.96	$15.57	$16.35	$16.36	$15.00	$14.12

Net investment income	0.56 [1]	1.23 [1]	1.20	1.21	1.21	1.25
Net realized and unrealized gain (loss)	(2.42)	(1.48)	(0.63)	0.18	1.36	0.74
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.11)	(0.28)	(0.32)	(0.25)	(0.17)	(0.08)
Net realized gain	—	(0.03)	—	(0.02)	—	—

Net increase (decrease) from investment operations	(1.97)	(0.56)	0.25	1.12	2.40	1.91

Dividends and distributions to Common Shareholders from:
Net investment income	(0.44)	(0.95)	(1.03)	(1.04)	(1.04)	(1.04)
Net realized gain	—	(0.10)	—	(0.09)	—	—

Total dividends and distributions	(0.44)	(1.05)	(1.03)	(1.13)	(1.04)	(1.04)

Capital charges with respect to issuance of Preferred Shares	—	—	—	—	—	0.01

Net asset value, end of period	$11.55	$13.96	$15.57	$16.35	$16.36	$15.00

Market price, end of period	$11.07	$13.89	$16.50	$17.89	$17.18	$14.61

Total Investment Return[2]

Based on net asset value	(13.84)%[3]	(3.77)%	1.09%	7.18%	16.63%	14.01%

Based on market price	(17.00)%[3]	(9.65)%	(2.09)%	11.55%	25.75%	14.87%

Ratios to Average Net Assets Applicable to Common Shares

Total expenses after waiver and fees paid indirectly and excluding interest expense and fees[4,5]	1.13%[6]	0.98%	0.83%	0.86%	0.87%	0.89%

Total expenses after waiver and fees paid indirectly[5]	1.27%[6]	1.01%	0.83%	0.86%	0.87%	0.89%

Total expenses after waiver and before fees paid indirectly[5]	1.27%[6]	1.01%	0.84%	0.88%	0.88%	0.90%

Total expenses[5]	1.63%[6]	1.39%	1.28%	1.37%	1.35%	1.37%

Net investment income[5]	9.92%[6]	8.25%	7.36%	7.58%	7.73%	8.28%

Dividends paid to Preferred Shareholders	1.89%[6]	1.87%	1.94%	1.57%	1.08%	0.55%

Net investment income to Common Shareholders	8.03%[6]	6.38%	5.42%	6.01%	6.65%	7.73%

Supplemental Data

Portfolio turnover	27%	27%	14%	85%	70%	65%

Net assets applicable to Common Shareholders, end of period (000)	$119,443	$144,116	$159,900	$166,895	$165,863	$151,892

Preferred Shares outstanding at liquidation preference, end of period (000)	$80,500	$80,500	$90,500	$90,500	$90,500	$90,500

Asset coverage per Preferred Share, end of period	$62,097	$69,766	$69,176	$71,114	$70,824	$66,963

[1]	Based on average shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.

[4]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[5]	Do not reflect the effect of dividends to Preferred Shareholders.

[6]	Annualized.

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Financial Highlights	BlackRock Municipal Bond Investment Trust (BIE)

	Six Months Ended February 28, 2009 (Unaudited)

		Year Ended August 31,

		2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$14.86	$15.45	$16.22	$16.31	$15.53	$14.52

Net investment income	0.52 [1]	1.16 [1]	1.15	1.17	1.16	1.16
Net realized and unrealized gain (loss)	(1.97)	(0.51)	(0.67)	(0.06)	0.71	0.88
Dividends to Preferred Shareholders from net investment income	(0.11)	(0.30)	(0.32)	(0.27)	(0.16)	(0.08)

Net increase (decrease) from investment operations	(1.56)	0.35	0.16	0.84	1.71	1.96

Dividends and distributions to Common Shareholders from:
Net investment income	(0.41)	(0.94)	(0.93)	(0.93)	(0.93)	(0.93)
Net realized gain	—	—	—	—	—	(0.02)

Total dividends and distributions	(0.41)	(0.94)	(0.93)	(0.93)	(0.93)	(0.95)

Net asset value, end of period	$12.89	$14.86	$15.45	$16.22	$16.31	$15.53

Market price, end of period	$11.03	$14.28	$15.82	$16.70	$15.95	$14.17

Total Investment Return[2]

Based on net asset value	(9.89)%[3]	2.34%	0.95%	5.40%	11.58%	14.37%

Based on market price	(19.76)%[3]	(3.95)%	0.40%	10.97%	19.59%	11.82%

Ratios to Average Net Assets Applicable to Common Shares

Total expenses after waiver and fees paid indirectly and excluding interest expense and fees[4,5]	1.25%[6]	1.09%	0.96%	0.98%	1.00%	1.02%

Total expenses after waiver and fees paid indirectly[5]	1.37%[6]	1.13%	0.96%	0.98%	1.00%	1.02%

Total expenses after waiver and before fees paid indirectly[5]	1.37%[6]	1.13%	0.98%	1.00%	1.02%	1.03%

Total expenses[5]	1.75%[6]	1.54%	1.43%	1.47%	1.49%	1.50%

Net investment income[5]	8.16%[6]	7.52%	7.22%	7.28%	7.24%	7.62%

Dividends paid to Preferred Shareholders	1.72%[6]	1.99%	2.01%	1.70%	1.01%	0.53%

Net investment income to Common Shareholders	6.44%[6]	5.53%	5.21%	5.58%	6.23%	7.09%

Supplemental Data

Portfolio turnover	36%	30%	23%	6%	2%	10%

Net assets applicable to Common Shareholders, end of period (000)	$42,954	$49,532	$51,384	$53,798	$53,990	$51,383

Preferred Shares outstanding at liquidation preference, end of period (000)	$26,175	$26,175	$29,775	$29,775	$29,775	$29,775

Asset coverage per Preferred Share, end of period	$66,028	$72,318	$68,149	$70,173	$70,343	$68,147

[1]	Based on average shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.

[4]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[5]	Do not reflect the effect of dividends to Preferred Shareholders.

[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	49

Financial Highlights	BlackRock Municipal Income Trust II (BLE)

	Six Months Ended February 28, 2009 (Unaudited)

		Year Ended August 31,

		2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$13.60	$15.08	$15.82	$15.75	$14.34	$13.28

Net investment income	0.54 [1]	1.17 [1]	1.17	1.18	1.20	1.20
Net realized and unrealized gain (loss)	(2.78)	(1.50)	(0.66)	0.18	1.38	0.95
Dividends to Preferred Shareholders from net investment income	(0.10)	(0.30)	(0.32)	(0.28)	(0.17)	(0.09)

Net increase (decrease) from investment operations	(2.34)	(0.63)	0.19	1.08	2.41	2.06

Dividends to Common Shareholders from net investment income	(0.40)	(0.85)	(0.93)	(1.01)	(1.00)	(1.00)

Net asset value, end of period	$10.86	$13.60	$15.08	$15.82	$15.75	$14.34

Market price, end of period	$10.40	$13.27	$15.05	$17.22	$15.73	$13.92

Total Investment Return[2]

Based on net asset value	(16.88)%[3]	(4.15)%	1.02%	7.04%	17.56%	16.09%

Based on market price	(18.42)%[3]	(6.29)%	(7.38)%	16.66%	20.95%	14.15%

Ratios to Average Net Assets Applicable to Common Shares

Total expenses after waiver and fees paid indirectly and excluding interest expense and fees[4,5]	1.08%[6]	1.00%	0.89%	0.94%	0.93%	0.95%

Total expenses after waiver and fees paid indirectly[5]	1.32%[6]	1.07%	0.89%	0.94%	0.93%	0.95%

Total expenses after waiver and before fees paid indirectly[5]	1.32%[6]	1.07%	0.90%	0.94%	0.93%	0.95%

Total expenses[5]	1.51%[6]	1.24%	1.12%	1.18%	1.17%	1.20%

Net investment income[5]	9.96%[6]	8.09%	7.43%	7.66%	8.00%	8.37%

Dividends paid to Preferred Shareholders	1.83%[6]	2.04%	2.01%	1.78%	1.15%	0.61%

Net investment income available to Common Shareholders	8.13%[6]	6.05%	5.42%	5.88%	6.85%	7.76%

Supplemental Data

Portfolio turnover	4%	21%	12%	68%	49%	64%

Net assets applicable to Common Shareholders, end of period (000)	$251,440	$314,889	$347,563	$362,608	$359,020	$326,770

Preferred Shares outstanding at liquidation preference, end of period (000)	$166,050	$166,050	$205,550	$205,550	$205,550	$205,550

Asset coverage per Preferred Share, end of period	$62,859	$72,419	$67,279	$69,110	$68,672	$64,747

[1]	Based on average shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.

[4]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[5]	Do not reflect the effect of dividends to Preferred Shareholders.

[6]	Annualized.

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Financial Highlights	BlackRock MuniHoldings Insured Investment Fund (MFL)

	Six Months Ended February 28, 2009 (Unaudited)

		Year Ended August 31,

		2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$13.50	$14.09	$14.75	$15.32	$15.37	$15.04

Net investment income[1]	0.47	1.01	1.07	1.04	1.09	1.11
Net realized and unrealized gain (loss)	(0.71)	(0.61)	(0.66)	(0.47)	0.05	0.31
Dividends to Preferred Shareholders from net investment income	(0.11)	(0.32)	(0.35)	(0.30)	(0.18)	(0.09)

Net increase (decrease) from investment operations	(0.35)	0.08	0.06	0.27	0.96	1.33

Dividends to Common Shareholders from net investment income	(0.33)	(0.67)	(0.72)	(0.84)	(1.01)	(1.00)

Net asset value, end of period	$12.82	$13.50	$14.09	$14.75	$15.32	$15.37

Market price, end of period	$10.49	$11.61	$12.86	$14.37	$15.75	$14.84

Total Investment Return[2]

Based on net asset value	(1.73)%[3]	1.16%	0.59%	2.10%	6.49%	9.43%

Based on market price	(6.50)%[3]	(4.68)%	(5.76)%	(3.24)%	13.39%	12.86%

Ratios to Average Net Assets Applicable to Common Shares

Total expenses after waiver and excluding interest expense and fees[4,5]	1.10%[6]	1.13%	1.12%	1.12%	1.11%	1.10%

Total expenses after waiver[5]	1.32%[6]	1.42%	1.46%	1.38%	1.35%	1.24%

Total expenses[5]	1.47%[6]	1.54%	1.54%	1.46%	1.41%	1.31%

Net investment income[5]	7.78%[6]	7.23%	7.30%	7.08%	7.11%	7.23%

Dividends to Preferred Shareholders	1.78%[6]	2.31%	2.40%	2.00%	1.15%	0.60%

Net investment income to Common Shareholders	6.00%[6]	4.92%	4.90%	5.08%	5.96%	6.63%

Supplemental Data

Portfolio turnover	19%	25%	22%	43%	26%	20%

Net assets applicable to Common Shareholders, end of period (000)	$482,755	$508,698	$530,903	$555,494	$576,931	$578,509

Preferred Shares outstanding at liquidation preference, end of period (000)	$296,125	$296,125	$363,250	$363,250	$363,250	$363,250

Asset coverage per Preferred Share, end of period	$65,759	$67,958	$61,555 [7]	$63,240 [7]	$64,711 [7]	$64,816 [7]

[1]	Based on average shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.

[4]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[5]	Do not reflect the effect of dividends to Preferred Shareholders.

[6]	Annualized.

[7]	Amounts have been recalculated to conform with current period presentation.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	51

Financial Highlights	BlackRock MuniVest Fund, Inc. (MVF)

	Six Months Ended February 28, 2009 (Unaudited)

		Year Ended August 31,

		2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$8.91	$9.39	$9.93	$10.23	$9.91	$9.54

Net investment income[1]	0.32	0.67	0.73	0.70	0.74	0.72
Net realized and unrealized gain (loss)	(0.94)	(0.45)	(0.55)	(0.23)	0.35	0.36
Dividends to Preferred Shareholders from net investment income	(0.05)	(0.18)	(0.20)	(0.17)	(0.10)	(0.04)

Net increase (decrease) from investment operations	(0.67)	0.04	(0.02)	0.30	0.99	1.04

Dividends to Common Shareholders from net investment income	(0.26)	(0.52)	(0.52)	(0.60)	(0.67)	(0.66)

Capital charges with respect to issuance of Preferred Shares	—	—	—	—	(0.00)[2]	(0.01)

Net asset value, end of period	$7.98	$8.91	$9.39	$9.93	$10.23	$9.91

Market price, end of period	$7.49	$8.33	$9.35	$9.66	$10.15	$9.30

Total Investment Return[3]

Based on net asset value	(7.04)%[4]	0.51%	(0.30)%	3.27%	10.64%	11.60%

Based on market price	(6.67)%[4]	(5.63)%	2.05%	1.26%	16.97%	13.53%

Ratios to Average Net Assets Applicable to Common Shares

Total expenses after waiver and fees paid directly and excluding interest expense and fees[5,6]	1.19%[7]	1.10%	1.02%	1.04%	1.02%	0.94%

Total expenses after waiver and fees paid indirectly[6]	1.76%[7]	1.58%	1.66%	1.60%	1.45%	1.23%

Total expenses after waiver and before fees paid indirectly[6]	1.76%[7]	1.58%	1.66%	1.60%	1.45%	1.23%

Total expenses[6]	1.78%[7]	1.58%	1.66%	1.60%	1.45%	1.23%

Net investment income[6]	8.35%[7]	7.34%	7.33%	7.11%	7.38%	7.37%

Dividends paid to Preferred Shareholders	1.26%[7]	1.94%	1.98%	1.72%	1.02%	0.43%

Net investment income available to Common Shareholders	7.09%[7]	5.40%	5.35%	5.39%	6.36%	6.94%

Supplemental Data

Portfolio turnover	18%	41%	39%	56%	49%	40%

Net assets applicable to Common Shareholders, end of period (000)	$493,823	$551,027	$579,079	$609,612	$627,562	$607,842

Preferred Shares outstanding at liquidation preference, end of period (000)	$275,700	$275,700	$334,000	$334,000	$334,000	$334,000

Asset coverage per Preferred Share, end of period	$69,787	$74,993	$68,380 [8]	$70,654 [8]	$71,973 [8]	$70,497 [8]

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[6]	Do not reflect the effect of dividends to Preferred Shareholders.

[7]	Annualized.

[8]	Amounts have been recalculated to conform with current period presentation.

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Insured Municipal Income Trust (“Insured Municipal”), BlackRock Insured Municipal Income Investment Trust (“Insured Investment”) (collectively the “Insured Trusts”), BlackRock Municipal Bond Trust (“Municipal Bond”), BlackRock Municipal Bond Investment Trust (“Bond Investment”) (collectively the “Bond Trusts”) and BlackRock Municipal Income Trust II (“Municipal Income II”) were organized as Delaware statutory trusts. BlackRock MuniHoldings Insured Investment Fund (“MuniHoldings Insured”) and BlackRock MuniVest Fund, Inc. (“MuniVest”) (all, collectively the “Trusts”) are organized as a Massachusetts business trust and as a Maryland corporation, respectively. Insured Municipal, Municipal Bond, and Municipal Income II are registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as diversified, closed-end management investment companies. Insured Investment, Bond Investment, MuniHoldings Insured and MuniVest are registered under the 1940 Act as non-diversified, closed-end management investment companies. The Trusts’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. Each Trust determines, and makes available for publication the net asset value of its Common Shares on a daily basis.

The following is a summary of significant accounting policies followed by the Trusts:

Valuation of Investments: Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Trust’s Board of Directors/Trustees (the “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued by utilizing quotes received daily by the Trusts’ pricing service or through brokers, which are derived using daily swap curves and trades of underlying securities. Short-term securities with maturities less than 60 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by each Trust’s Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that each Trust might reasonably expect to receive from the current sale of that asset in an arm’slength transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Derivative Financial Instruments: Each Trust may engage in various portfolio investment strategies both to increase the return of the Trust and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract.

•

Financial futures contracts: Each Trust may purchase or sell financial futures contracts and options on futures contracts for investment purposes or to manage its interest rate risk. Futures are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Trust agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying assets, and the possible inability of counterparties to meet the terms of their contracts.

•

Forward interest rate swaps: The Trusts may enter into forward interest rate swaps for investment purposes. The Trusts may enter into swap agreements, in which the Trust and a counterparty agree to make periodic net payments on a specified notional amount. In a forward interest rate swap, a Trust and the counterparty agree to make periodic net payments on a specified notional contract amount, commencing on a specified future effective date, unless terminated earlier. These periodic payments received or made by the Trusts are recorded in the accompanying Statements of Operations as realized gains or losses, respectively. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Trusts will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trusts’ basis in the contract, if any. The Trusts generally intend to close each forward interest rate swap before the effective date specified in the agreement and therefore avoid entering into the interest rate swap underlying each forward interest rate swap. Swap transactions involve, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counter-party to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	53

Notes to Financial Statements (continued)

Municipal Bonds Transferred to Tender Option Bond Trusts: The Trusts leverage their assets through the use of tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal bonds. Other funds managed by the investment advisor may also contribute municipal bonds to a TOB into which the Trust has contributed securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by the Trusts include the right of the Trusts (1) to cause the holders of a proportional share of the floating rate certificates to tender their certificates at par, and (2) to transfer, within seven days, a corresponding share of the municipal bonds from the TOB to the Trusts. The TOB may also be terminated without the consent of the Trusts upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to the Trust, which typically invests the cash in additional municipal bonds. The Trusts’ transfer of the municipal bonds to a TOB is accounted for as a secured borrowing, therefore the municipal bonds deposited into a TOB are presented in the Trusts’ Schedules of Investments and the proceeds from the issuance of the short-term floating rate certificates shown on the Statements of Assets and Liabilities as trust certificates.

Interest income from the underlying securities is recorded by the Trusts on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Trusts. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. At February 28, 2009, the aggregate value of the underlying municipal bonds transferred to TOBs, the related liability for trust certificates and the range of interest rates on the liability for trust certificates were as follows:

	Underlying Municipal Bonds Transferred to TOBs	Liability for Trust Certificates	Range of Interest Rates

Insured Municipal	$80,458,994	$45,753,009	1.805% – 2.977%
Insured Investment	$40,889,382	$25,600,122	0.66% – 2.857%
Municipal Bond	$9,894,188	$5,329,373	0.81% – 4.674%
Bond Investment	$5,522,523	$2,760,000	0.53% – 1.806%
Municipal Income II	$37,546,142	$20,828,371	1.60% – 2.309%
MuniHoldings Insured	$42,493,727	$24,841,353	0.69% – 3.155%
MuniVest	$210,582,195	$111,832,108	0.53% – 2.643%

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds when short-term interest rates rise, but tend to outperform the market for fixed rate bonds when short-term interest rates decline or remain relatively stable. Should short-term interest rates rise, the Trusts’ investment in TOBs may adversely affect the Trusts’ investment income and distributions to shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB may adversely affect the Trusts’ net asset value per share.

Zero-Coupon Bonds: The Trusts may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that each Trust segregates assets in connection with certain investments (e.g., swaps or financial futures contracts), each Trust will, consistent with certain interpretive letters issued by the SEC, designate on their books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Trusts may also be required to deliver or deposit securities as collateral for certain investments (e.g., financial futures contracts and swaps).

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual method. Each Trust amortizes all premiums and discounts on debt securities. Consent fees are compensation for agreeing to changes in the terms of debt instruments and are included in interest income on the Statements of Operations.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Dividends and distributions to holders of Preferred Shares are accrued and determined as described in Note 5.

Income Taxes: It is each Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Trust files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Trusts’ US federal tax returns remains open for each of the four years ended August 31, 2008. The statutes of limitations on the Trusts’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

54	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Notes to Financial Statements (continued)

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161,”Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Trusts’ financial statement disclosures, if any, is currently being assessed.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each of the Trust’s Board, non-interested Directors/Trustees (“Independent Trustees”) defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other certain BlackRock Closed-End Funds selected by the Independent Trustees. This has approximately the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in the other certain BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Trust. Each Trust may, however, elect to invest in common shares of other certain BlackRock Closed-End Funds selected by the Independent Trustees in order to match its deferred compensation obligations. Investments to cover each Trust’s deferred compensation liability are included in other assets on the Statements of Assets and Liabilities. Dividends and distributions from the BlackRock Closed-End Fund investments under the plan are included in income — affiliated on the Statements of Operations.

Other: Expenses directly related to each Trust are charged to that Trust. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

Each Trust entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). BAC became a stockholder of BlackRock following its acquisition of Merrill Lynch & Co., Inc. (“Merrill Lynch”) on January 1, 2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Trusts under the 1940 Act. Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed to be an affiliate under the 1940 Act.

The Advisor is responsible for the management of each Trust’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Trust. For such services, each Trust pays the Advisor a monthly fee at an annual rate of 0.55% for the Insured Trusts, Municipal Income II and MuniHoldings Insured, 0.65% for the Bond Trusts and 0.50% for MuniVest of each Trust’s average daily net assets. Average daily net assets is the average daily value of the Trusts’ total assets minus the sum of its accrued liabilities.

The Advisor has voluntarily agreed to waive a portion of the investment advisory fee. With respect to the Insured Trusts, the waiver, as a percentage of average daily net assets, is as follows: 0.15% through October 2008, 0.10% through October 2009, and 0.05% through October 2010. With respect to the Bond Trusts, the waiver, as a percentage of average daily net assets, is as follows: 0.20% through April 2009, 0.15% through April 2010, 0.10% through April 2011, and 0.05% through April 2012. With respect to Municipal Income II, the waiver, as a percentage of average daily net assets, is as follows: 0.10% through July 2009 and 0.05% through July 2012. With respect to MuniHoldings Insured, the Advisor waived its investment advisory fee on the proceeds of Preferred Shares and TOBs that exceed 35% of the average daily net assets. For the six months ended February 28, 2009, the Advisor waived the following amounts, which are included in fees waived by advisor on the Statements of Operations:

Insured Municipal	$307,076
Insured Investment	$105,713
Municipal Bond	$175,572
Bond Investment	$68,324
Municipal Income II	$195,780
MuniHoldings Insured	$306,243

The Advisor has agreed to waive its advisory fees by the amount of investment advisory fees each Trust pays to the Advisor indirectly through its investment in affiliated money market funds. For the six months ended February 28, 2009, the following amounts, which are included in fees waived by advisor on the Statements of Operations were waived:

Insured Municipal	$6,862
Insured Investment	$9,751
Municipal Bond	$33,753
Bond Investment	$12,897
Municipal Income II	$39,011
MuniHoldings Insured	$39,233
MuniVest	$40,909

The Advisor has entered into a separate sub-advisory agreement with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Advisor, with respect to the Insured Trusts, Bond Trusts and Municipal Income II, and BlackRock Investment Management, LLC (“BIM”), an affiliate of the Advisor, with respect to MuniHoldings and MuniVest under which the Advisor pays BFM and BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by each Trust to the Advisor.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	55

Notes to Financial Statements (continued)

For the six months ended February 28, 2009, the Trusts reimbursed the Advisor for certain accounting services which are included in accounting services on the Statements of Operations as follows:

Reimbursement

Insured Municipal	$4,470
Insured Investment	$1,481
Municipal Bond	$1,717
Bond Investment	$678
Municipal Income II	$4,458
MuniHoldings Insured	$7,764
MuniVest	$7,445

Pursuant to the terms of the custody agreement, custodian fees may be reduced by amounts calculated on uninvested cash balances which are shown on the Statements of Operations as fees paid indirectly.

Certain officers and/or trustees of the Trusts are officers and/or directors of BlackRock, Inc. or its affiliates. The Trusts reimburse the Advisor for compensation paid to the Trusts’ Chief Compliance Officer.

3. Investments:

Purchases and sales of investment securities, excluding short-term investments, for the six months ended February 28, 2009 were as follows:

	Purchases	Sales

Insured Municipal	$20,680,055	$70,619,857
Insured Investment	$37,075,212	$46,282,150
Municipal Bond	$55,318,201	$54,916,094
Bond Investment	$23,664,984	$24,948,927
Municipal Income II	$18,521,041	$57,578,366
MuniHoldings Insured	$143,348,130	$254,316,714
MuniVest	$152,205,777	$180,167,526

4. Concentration, Market and Credit Risk:

Each Trust invests a substantial amount of its assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states.

Many municipalities insure repayment of their bonds, which reduces the risk of loss due to issuer default. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Trusts invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Trusts may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Trusts; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Trusts may be exposed to counterparty risk, or the risk that an entity with which the Trusts have unsettled or open transactions may default. Financial assets, which potentially expose the Trusts to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Trusts’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Trusts’ Statements of Assets and Liabilities.

5. Capital Share Transactions:

Common Shares

The Insured Trusts, the Bond Trusts and Municipal Income II are authorized to issue an unlimited number of shares, including Preferred Shares, par value $0.001 per share, all of which were initially classified as Common Shares. Each Trust’s Board is authorized, however, to reclassify any unissued shares without approval of Common Shareholders.

MuniHoldings Insured is authorized to issue an unlimited number of shares, including 1 million Preferred Shares, par value $0.10 per share.

MuniVest is authorized to issue 160 million shares, 150 million of which were initially classified as Common Shares, par value $0.10 per share and 10 million of which were classified as Preferred Shares.

Shares issued and outstanding during the six months ended February 28, 2009 and the year ended August 31, 2008 increased by the following amounts as a result of dividend reinvestment:

	Six Months Ended February 28, 2009	Year Ended August 31, 2008

Insured Investment	—	10,322
Municipal Bond	18,364	58,148
Bond Investment	—	6,553
Municipal Income II	—	91,244
MuniVest	—	189,635

Shares issued and outstanding remained constant for Insured Municipal and MuniHoldings Insured during the six months ended February 28, 2009 and the year ended August 31, 2008.

Preferred Shares

The Preferred Shares are redeemable at the option of each Trust, in whole or in part, on any dividend payment date at their liquidation preference plus any accumulated unpaid dividends whether or not declared. The Preferred Shares are also subject to mandatory redemption at their liquidation preference plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Trust, as set forth in each Trust’s Statements of Preferences/Articles Supplementary/Certificates of Designation (“Governing Instrument”), as applicable, are not satisfied.

From time to time in the future, the Trusts may effect repurchases of their respective Preferred Shares at prices below their liquidation preferences as agreed upon by the Trusts and seller. The Trusts also may redeem their respective Preferred Shares from time to time as provided in the applicable Governing Instrument. The Trusts intend to effect such redemptions and/or repurchases to the extent necessary to maintain applicable asset coverage requirements or for such other reasons as the Board may determine.

56	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Notes to Financial Statements (continued)

The holders of Preferred Shares have voting rights equal to the holders of Common Shares (one vote per share) and will vote together with holders of Common Shares (one vote per share) as a single class. However, holders of Preferred Shares, voting as a separate class, are also entitled to elect two Trustees for each Trust. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares voting separately as a class, would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Trust’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

The Trusts had the following series of Preferred Shares outstanding and effective yields at February 28, 2009:

	Series	Shares	Yield	Reset Frequency

Insured Municipal	M-7	1,999	0.914%	7
	R-7	1,999	0.899%	7
	F-7	1,999	0.899%	7

Insured Investment	M-7	1,775	0.914%	7

Municipal Bond	T-7	1,610	0.959%	7
	R-7	1,610	0.899%	7

Bond Investment	W-7	1,047	0.944%	7

Municipal Income II	M-7	1,660	0.914%	7
	T-7	1,661	0.959%	7
	W-7	1,660	0.944%	7
	R-7	1,661	0.899%	7

MuniHoldings Insured	A	1,708	0.960%	7
	B	2,849	0.914%	7
	C	2,804	0.914%	7
	D	1,761	0.944%	7
	E	2,723	0.899%	7

MuniVest	A	1,651	0.738%	28
	B	1,651	0.650%	28
	C	1,651	0.617%	28
	D	1,651	0.980%	28
	E	2,476	0.617%	7
	F	1,948	1.972%	7

Dividends on seven-day Preferred Shares are cumulative at a rate which is reset every seven days based on the results of an auction. If the Preferred Shares fail to clear the auction on an auction date, the Trust is required to pay the maximum applicable rate on the Preferred Shares to holders of such shares for successive dividend periods until such time as the shares are successfully auctioned. The maximum applicable rate on all series of Preferred Shares (except MuniVest) is the higher of 110% of the AA commercial paper rate or 110% of 90% of the Kenny S&P 30-day High Grade Index rate divided by 1.00 minus the marginal tax rate. The maximum applicable rate on the Preferred Shares of MuniVest for Series A, B, C, D and E is 110% of the interest equivalent of the 60-day commercial paper rate and for Series F is the higher of 110% plus or times (i) the Telerate/BBA LIBOR or (ii) 90% of the Kenny S&P 30-day High Grade Index rate divided by 1.00 minus the marginal tax rate. The low, high and average dividend rates on the Preferred Shares for each Trust for the six months ended February 28, 2009 were as follows:

	Series	Low	High	Average

Insured Municipal	M-7	0.594%	10.205%	2.765%
	R-7	0.594%	12.261%	2.747%
	F-7	0.594%	11.728%	2.782%

Insured Investment	M-7	0.591%	10.205%	2.765%

Municipal Bond	T-7	0.594%	11.347%	2.758%
	R-7	0.594%	12.261%	2.787%

Bond Investment	W-7	0.64%	12.565%	2.799%

Municipal Income II	M-7	0.594%	10.205%	2.785%
	T-7	0.594%	11.347%	2.759%
	W-7	0.640%	12.565%	2.815%
	R-7	0.594%	12.261%	2.800%

MuniHoldings Insured	A	0.594%	11.347%	2.707%
	B	0.594%	11.728%	2.513%
	C	0.594%	10.205%	2.765%
	D	0.640%	12.565%	2.862%
	E	0.594%	12.261%	2.686%

MuniVest	A	0.286%	3.728%	1.992%
	B	0.440%	3.945%	2.090%
	C	0.396%	4.106%	2.050%
	D	0.661%	3.884%	1.916%
	E	0.286%	4.106%	1.834%
	F	1.640%	11.415%	3.602%

For the six months ended February 28, 2009, the Preferred Shares of the Trusts failed to clear any of their auctions. As a result, the Preferred Shares dividend rates were reset to the maximum applicable rate, which ranged from 0.286% to 12.565%. A failed auction is not an event of default for the Trusts but it has a negative impact on the liquidity of Preferred Shares. A failed auction occurs when there are more sellers of a fund’s auction rate preferred shares than buyers. It is impossible to predict how long this imbalance will last. A successful auction for the Trusts’ Preferred Shares may not occur for some time, if ever, and even if liquidity does resume, holders of the Preferred Shares may not have the ability to sell the Preferred Shares at their liquidation preference.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	57

Notes to Financial Statements (continued)

The Trusts may not declare dividends or make other distributions on Common Shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares is less than 200%.

Prior to December 22, 2008, the Trusts paid commissions to certain broker-dealers at the end of each auction at an annual rate of 0.25%, calculated on the aggregate principal amount. As of December 22, 2008, commissions paid to broker-dealers on Preferred Shares that experienced a failed auction were reduced to 0.15% on the aggregate principal amount. The Trusts will pay commissions of 0.25% on the aggregate principal amount if all shares successfully clear their auctions. Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch, earned commissions as follows for the period September 1, 2008 through December 31, 2008:

Commissions

Insured Municipal	$4,197
Insured Investment	$1,176
Municipal Bond	$8,141
Bond Investment	$1,587
Municipal Income II	$46,943
MuniHoldings Insured	$142,711
MuniVest	$106,158

On June 4, 2008, the Trusts announced the following redemptions of Preferred Shares at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption dates:

	Series	Redemption Date	Shares Redeemed	Aggregate Principal

Insured Municipal	M-7	6/24/08	1,054	$26,350,000
	R-7	6/27/08	1,054	$26,350,000
	F-7	6/30/08	1,054	$26,350,000

Insured Investment	M-7	6/24/08	1,265	$31,625,000

Municipal Bond	T-7	6/25/08	200	$5,000,000
	R-7	6/27/08	200	$5,000,000

Bond Investment	W-7	6/26/08	144	$3,600,000

Municipal Income II	M-7	6/24/08	395	$9,875,000
	T-7	6/25/08	395	$9,875,000
	W-7	6/26/08	395	$9,875,000
	R-7	6/27/08	395	$9,875,000

MuniHoldings Insured	A	6/25/08	387	$9,675,000
	B	6/23/08	646	$16,150,000
	C	6/24/08	636	$15,900,000
	D	6/26/08	399	$9,975,000
	E	6/27/08	617	$15,425,000

MuniVest	A	6/30/08	349	$8,725,000
	B	7/07/08	349	$8,725,000
	C	6/16/08	349	$8,725,000
	D	6/23/08	349	$8,725,000
	E	6/16/08	524	$13,100,000
	F	6/25/08	412	$10,300,000

The Trusts financed the Preferred Share redemptions with cash received from TOB transactions.

Shares issued and outstanding for the six months ended February 28, 2009 remained constant.

6. Capital Loss Carryforward:

As of August 31, 2008, the Trusts had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires August 31,	Insured Municipal	Insured Investment	Municipal Bond	Bond Investment	Municipal Income II	MuniHoldings Insured	MuniVest

2009	—	—	—	—	—	$18,667,152	$14,922,557
2012	—	—	—	—	$5,097,889	1,836,991	—
2013	—	$218,563	—	—	—	7,986,138	—
2015	$1,544,099	—	—	$45,701	—	—	—
2016	3,217,765	250,838	$1,183,459	—	1,648,836	—	5,453,226

Total	$4,761,864	$469,401	$1,183,459	$45,701	$6,746,725	$28,490,281	$20,375,783

58	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Notes to Financial Statements (concluded)

7. Subsequent Events:

The Trusts paid a net investment income dividend to Common Shareholders in the following amounts per share on April 1, 2009 to shareholders of record on March 16, 2009:

Common Dividend Per Share

Insured Municipal	$0.0610
Insured Investment	$0.0580
Municipal Bond	$0.0725
Bond Investment	$0.0688
Municipal Income II	$0.0660
MuniHoldings Insured	$0.0555
MuniVest	$0.0430

The dividends declared on Preferred Shares for the period March 1, 2009 to March 31, 2009 were as follows:

	Series	Dividends Declared

Insured Municipal	M-7	$32,640
	R-7	$31,775
	F-7	$32,403

Insured Investment	M-7	$28,977

Municipal Bond	T-7	$26,222
	R-7	$25,592

Bond Investment	W-7	$16,950

Municipal Income II	M-7	$27,113
	T-7	$27,067
	W-7	$26,874
	R-7	$26,489

MuniHoldings Insured	A	$27,818
	B	$46,182
	C	$45,784
	D	$28,510
	E	$43,283

MuniVest	A	$21,025
	B	$19,843
	C	$21,039
	D	$19,804
	E	$29,568
	F	$72,873

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	59

Officers and Directors/Trustees

Richard E. Cavanagh, Chairman of the Board and Director/Trustee
Karen P. Robards, Vice Chair of the Board,
Chair of the Audit Committee and Director/Trustee
G. Nicholas Beckwith, III, Director/Trustee
Richard S. Davis, Trust President[1] and Director/Trustee
Kent Dixon, Director/Trustee
Frank J. Fabozzi, Director/Trustee
Kathleen F. Feldstein, Director/Trustee
James T. Flynn, Director/Trustee
Henry Gabbay, Director/Trustee
Jerrold B. Harris, Director/Trustee
R. Glenn Hubbard, Director/Trustee
W. Carl Kester, Director/Trustee
Donald C. Burke, Trust President[2] and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Trusts
Howard B. Surloff, Secretary

[1]	Trust President of BlackRock MuniHoldings Insured Investment Fund.

[2]

Trust President of BlackRock Insured Municipal Income Trust, BlackRock Insured Municipal Income Investment Trust, BlackRock Municipal Bond Trust, BlackRock Municipal Bond Investment Trust, BlackRock Municipal Income Trust II and BlackRock MuniVest Fund, Inc.

Effective January 1, 2009, Robert S. Salomon, Jr. retired as Director/Trustee of the Funds/Trusts. The Board wishes Mr. Salomon well in his retirement.

BlackRock Insured Municipal Income Trust,
BlackRock Insured Municipal Income Investment Trust,
BlackRock Municipal Bond Trust,
BlackRock Municipal Bond Investment Trust and
BlackRock Municipal Income Trust II:

Custodian State Street Bank and Trust Company Boston, MA 02101

Transfer Agents
Common Shares:
Computershare Trust
Companies, N.A.
Canton, MA 02021

Preferred Shares:
For the Insured Trusts and Bond Trusts
BNY Mellon Shareowner Services
Jersey City, NJ 07310

For the Income II Trust
Deutsche Bank Trust
Company Americas
New York, NY 10005

BlackRock MuniHoldings Insured Investment Fund and BlackRock MuniVest Fund, Inc.:

Custodian
The Bank of New York Mellon New York, NY 10286

Transfer Agent
Common Shares and Preferred Shares: BNY Mellon Shareowner Services Jersey City, NJ 07310

For All Funds/Trusts:

Accounting Agent
State Street Bank and Trust Company Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP Princeton, NJ 08540

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP New York, NY 10036

Trusts Address
BlackRock Closed-End Funds c/o BlackRock Advisors, LLC 100 Bellevue Parkway Wilmington, DE 19809

60	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Additional Information

Proxy Results

The Annual Meeting of Shareholders was held on September 12, 2008 for shareholders of record on July 14, 2008 to elect director or trustee nominees of each Trust:

Approved the Class I Directors/Trustees as follows:

	G. Nicholas Beckwith, III		Kent Dixon		R. Glenn Hubbard

	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld

BlackRock Insured Municipal Income Investment Trust	7,995,033	166,308	8,001,288	160,053	8,001,836	159,505
BlackRock Insured Municipal Income Trust	23,876,220	479,179	23,892,969	462,430	23,904,630	450,769
BlackRock Municipal Bond Investment Trust	2,866,956	108,912	2,866,956	108,912	2,865,556	110,312
BlackRock Municipal Bond Trust	9,372,590	257,110	9,371,355	258,345	9,366,657	263,043
BlackRock Municipal Income Trust II	20,499,400	389,225	20,496,836	391,789	20,494,144	394,481

	W. Carl Kester				Robert S. Salomon, Jr.

	Votes For		Votes Withheld		Votes For	Votes Withheld

BlackRock Insured Municipal Income Investment Trust	1,666	[1]	22	[1]	7,993,438	167,903
BlackRock Insured Municipal Income Trust	5,350	[1]	182	[1]	23,894,094	461,305
BlackRock Municipal Bond Investment Trust	930	[1]	5	[1]	2,866,331	109,537
BlackRock Municipal Bond Trust	2,632	[1]	57	[1]	9,369,658	260,042
BlackRock Municipal Income Trust II	4,688	[1]	1,043	[1]	20,495,973	392,652

Approved the Directors/Trustees as follows:

	G. Nicholas Beckwith, III		Kent Dixon		R. Glenn Hubbard

	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld

BlackRock MuniHoldings Insured Investment Fund	32,855,780	1,729,078	32,850,882	1,733,976	32,859,428	1,725,430
BlackRock MuniVest Fund, Inc.	54,452,301	2,620,412	54,461,494	2,611,219	54,454,006	2,618,707

	W. Carl Kester				Robert S. Salomon, Jr.		Richard S. Davis

	Votes For		Votes Withheld		Votes For	Votes Withheld	Votes For	Votes Withheld

BlackRock MuniHoldings Insured Investment Fund	11,205	[1]	399	[1]	32,848,420	1,736,438	32,867,987	1,716,871
BlackRock MuniVest Fund, Inc.	9,255	[1]	223	[1]	54,440,709	2,632,004	54,479,559	2,593,154

	Frank J. Fabozzi				James T. Flynn		Karen P. Robards

	Votes For		Votes Withheld		Votes For	Votes Withheld	Votes For	Votes Withheld

BlackRock MuniHoldings Insured Investment Fund	11,205	[1]	399	[1]	32,863,713	1,721,145	32,862,367	1,722,491
BlackRock MuniVest Fund, Inc.	9,255	[1]	223	[1]	54,464,832	2,607,881	54,468,218	2,604,495

	Richard E. Cavanagh		Kathleen F. Feldstein		Henry Gabbay

	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld

BlackRock MuniHoldings Insured Investment Fund	32,863,784	1,721,074	32,858,104	1,726,754	32,858,949	1,725,909
BlackRock MuniVest Fund, Inc.	54,470,322	2,602,391	54,444,559	2,628,154	54,474,031	2,598,682

	Jerrold B. Harris

	Votes For	Votes Withheld

BlackRock MuniHoldings Insured Investment Fund	32,844,263	1,740,595
BlackRock MuniVest Fund, Inc.	54,465,897	2,606,816

[1] Voted on by holders of preferred shares only.

Dividend Policy

The Trusts’ dividend policy is to distribute all or a portion of their net investment income to their shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the Trusts may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Trusts for any particular month may be more or less than the amount of net investment income earned by the Trusts during such month. The Trusts’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	61

Additional Information (continued)

Board Approvals

On September 12, 2008, the Board of Insured Investment, MuniHoldings Insured and Insured Municipal voted unanimously to change certain investment guidelines of the Trusts. Under normal circumstances, the Trusts are required to invest at least 80% of their managed assets in municipal bonds either (i) insured under an insurance policy purchased by the Trusts or (ii) insured under an insurance policy obtained by the issuer of the municipal bond or any other party. Historically, the Trusts have had an additional nonfundamental investment policy limiting their purchases of insured municipal bonds to those bonds insured by insurance providers with claims-paying abilities rated AAA or Aaa at the time of investment.

Following the onset of the credit and liquidity crises currently troubling the financial markets, the applicable rating agencies lowered the claims-paying ability rating of most of the municipal bond insurance providers below the highest rating category. As a result, the Advisor recommended, and the Board approved, an amended policy with respect to the purchase of insured municipal bonds that such bonds must be insured by insurance providers or other entities with claims-paying abilities rated at least investment grade. This investment grade restriction is measured at the time of investment, and the Trusts will not be required to dispose of municipal bonds they hold in the event of subsequent downgrades. The Trusts’ new investment policy is, under normal conditions, to invest at least 80% of their assets in municipal bonds insured by insurers or other entities with claims-paying abilities rated at least investment grade at the time of investment. Due to recent downgrades, some of the insurers insuring a portion of the Trusts’ current holdings are already rated below the highest rating category.

In addition, on September 12, 2008, the Board of Insured Investment, MuniHoldings Insured and Bond Investment (formerly BlackRock Florida Insured Municipal Income Trust, BlackRock MuniHoldings Florida Insured Investment Fund and BlackRock Florida Municipal Bond Trust, respectively) voted unanimously to change a non-fundamental investment policy of the Trusts, and to rename the Trusts “BlackRock Insured Municipal Income Investment Trust,” “BlackRock MuniHoldings Insured Investment Fund” and “BlackRock Municipal Bond Investment Trust,” respectively. The previous policy required these Trusts, under normal circumstances, to invest at least 80% of their total assets in Florida municipal bonds insured by insurers with claims-paying abilities rated AAA or Aaa at the time of investment. Due to the repeal of the Florida Intangible Personal Property Tax as of January 2007, the Board has approved an amended policy allowing the Trusts flexibility to invest in municipal obligations regardless of geographic location, as well as revising the policy with respect to the claims-paying ability rating adopted by the Trusts. Under current market conditions, the Advisor anticipates that it will gradually reposition each Trust’s portfolio over time and that during such period the Trusts may continue to hold a substantial portion of their assets in Florida municipal bonds. At this time, it is uncertain how long the repositioning may take, and the Trusts will continue to be subject to risks associated with investing a significant portion of their assets in Florida municipal bonds until the repositioning is complete.

The changes to the Trusts’ non-fundamental investment policies described above do not alter the Trusts’ investment objectives. The Advisor and the Board believe the amended policies will allow the Advisor to better manage the Trusts’ portfolios in the best interests of the Trusts’ shareholders and meet the Trusts’ investment objectives.

Effective September 13, 2008, following approval by the Trusts’ Board and the applicable rating agencies, the Board amended the terms of the Trusts’ Articles Supplementary in order to allow the Trusts to enter into TOB transactions, the proceeds of which were used to redeem a portion of the Trusts’ Preferred Shares. Accordingly, the definition of Inverse Floaters was amended to incorporate the Trusts’ permissible ratio of floating rate instruments into inverse floating rate instruments. Additionally, conforming changes and certain formula modifications concerning inverse floaters were made to the definitions of Moody’s Discount Factor and S&P Discount Factor, as applicable, to integrate the Trusts’ investments in TOBs into applicable calculations.

Section 19 Notices

These amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Trust’s investment experience during the year and may be subject to changes based on the tax regulations. The Trusts will send you a Form 1099-DIV each calendar year that will tell you how to report these distributions for federal income tax purposes.

	Total Fiscal Period-to-Date Cumulative Distributions by Character				Percentage of Fiscal Period-to-Date Cumulative Distributions by Character

	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share

MuniHoldings Insured	$0.33472	$—	$—	$0.33472	100%	0%	0%	100%

62	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Additional Information (concluded)

General Information

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800) 441-7762.

Quarterly performance, semi-annual and annual reports and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website into this report.

Availability of Quarterly Schedule of Investments

The Trusts file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Trusts’ Forms N-Q are available on the Commission’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Trusts’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports are available on the Trusts’ web-sites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Trusts’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	63

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Trusts have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in the short-term dividend rates of the Preferred Shares, currently set at the maximum reset rate as a result of failed auctions, may affect the yield to Common Shareholders. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information about how the Trusts voted proxies relating to securities held in the Trusts’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

#CEF-NTL-SAR-7-2/09

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –

Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Insured Municipal Income Investment Trust

By:	/s/ Donald C. Burke

Donald C. Burke
Chief Executive Officer of
BlackRock Insured Municipal Income Investment Trust

Date: April 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke

Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Insured Municipal Income Investment Trust

Date: April 22, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Insured Municipal Income Investment Trust

Date: April 22, 2009